As filed with the Securities and Exchange Commission on May 4, 2015

Registration No.333-

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

SumuFund, Inc.

(Exact name of Registrant as Specified in Charter)

1275 Kinnear Road

Columbus, Ohio 43212

(614) 641-0404

(Address, including zip code, and telephone number, including area code of registrant’s principal executive offices)

William Zell

Chief Executive Officer

SumuFund, Inc.

1275 Kinnear Road

Columbus, Ohio 43212

(614) 641-0404

(Name, address, including zip code, and telephone number, including area code of agent for service)

Copies of information to:

Lawrence Cohen, Esq.

Gibbons P.C.

One Pennsylvania Plaza, 37th Floor

New York, New York 10119-3701

(212) 613-2037

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than Securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☐      when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered)	Proposed Maximum Aggregate Offering Price Per Share	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee (3)
Common Stock, $0.001 par value per share	1,000,000 Shares	$50.00	$50,000,000	$5,810.00

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS DATED MAY [ ], 2015

PRELIMINARY PROSPECTUS

1,000,000 Shares of Common Stock

SumuFund, Inc.

SumuFund, Inc. (“SumuFund,” “we,” “our,” “us”) is a newly-formed internally managed, non-diversified, closed-end management investment company that has elected to be regulated as a business development company (a “BDC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”). We intend to make equity and debt investments primarily in start-up and early-stage companies, with a strong potential for growth, in the United States. Our investment objective is to generate current income and long-term capital appreciation.

We are internally managed by our chief executive officer and other officers, under the supervision of our board of directors. As a result, we do not pay investment advisory fees. Instead, we pay the fees and expenses incurred in connection with the retention of our chief executive officer and other officers, and the board of directors.

This is an initial public offering (“IPO”) of our shares of common stock. See “DESCRIPTION OF CAPITAL STOCK” at page [___]. Our shares of common stock will not be listed on any national securities exchange or the Nasdaq Stock Market, and accordingly have no history of public trading. SumuFund is self-distributed and is currently not employing any brokers or other intermediaries to distribute shares ─ accordingly, we are not currently paying any distribution fees, commissions or discounts. As we are distributing these shares directly to you we are not charging any sales load. See “PLAN OF DISTRIBUTION” at page [___].

We qualify as an “emerging growth company” within the meaning of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

This prospectus sets forth concisely important information about SumuFund that a prospective investor ought to know before investing. Please read this prospectus before investing and keep it for future reference. We file annual, quarterly and current reports, proxy statements and other information about us with the U.S. Securities and Exchange Commission (the “SEC”), as required. This information will be available free of charge upon your written or oral request, and we accept other shareholder inquiries, by contacting us (i) at 1275 Kinnear Road, Columbus, Ohio 43212, (ii) by telephone, collect, at (614) 641-0404, (iii) by fax at [____________], or (iv) on our website at www.sumufund.com. Information contained on our website is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus. The SEC also maintains a website at www.sec.gov that contains this prospectus, material incorporated by reference herein, and other information regarding SumuFund.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined that this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Except as specifically required by the Investment Company Act, and the rules and regulations thereunder, the use of forecasts is prohibited and any representation to the contrary and any predictions, written or oral, as to the amount or certainty of any present or future cash benefit or tax consequence which may flow from an investment in our common stock is not permitted.

Investing in our common stock involves a high degree of risk, including credit risk and the risk of the use of leverage, and is highly speculative. We may invest in debt securities which will generally not be rated by any rating agency and, if they were rated, they generally would be below investment grade. These securities, which may be referred to as “bonds,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Before buying any shares of our common stock, you should read the discussion of the material risks of investing in our common stock in “RISK FACTORS” beginning on page [___] of this prospectus.

	Per Share	Total
Subscription price to the public(1)	$50.00	$50,000,000.00
Net Proceeds, before expenses, to SumuFund (2)	$50.00	$50,000,000.00

(1)	Assumes all shares are sold at the initial offering price per share
(2)	We are distributing the securities directly through an on-line platform and not paying any sales load, distribution fees, commissions or discounts. We will impose a one-percent fee comprised of (i) 0.25% to cover “shareholder service fees,” which are our costs for responding to investor inquiries and providing investors with information about their investments, and (ii) 0.75% to cover custodial expenses; legal expenses; accounting expenses; and other administrative expenses. See “FEES AND EXPENSES” at page [___].

The shares will be delivered on or about May ___, 2015.

The date of this prospectus is May 1st, 2015.

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(continued)

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(continued)

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ABOUT THIS PROSPECTUS

Forward-Looking Statements

This prospectus contains forward-looking statements that involve substantial risks and uncertainties. You can identify these statements by the use of forward-looking terminology such as “may,” “will,” “should,” “expect,” “anticipate,” “project,” “estimate,” “intend,” “continue” or “believe” or the negatives thereof or other variations thereon or comparable terminology. You should read statements that contain these words carefully because they discuss our plans, strategies, prospects and expectations concerning our business, operating results, financial condition and other similar matters. We believe that it is important to communicate our future expectations to our investors. Our forward-looking statements include information in this prospectus regarding general domestic and global economic conditions, our future financing plans, our ability to operate as a BDC and the expected performance of, and the yield on, our portfolio companies. In particular, there are forward-looking statements under “SUMMARY,” at page [___], “ESTIMATED USE OF PROCEEDS” at page [___], and “MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS” at page [___]. There may be events in the future, however, that we are not able to predict accurately or control. The factors listed under “RISK FACTORS,” as well as any cautionary language in this prospectus, provide examples of risks, uncertainties and events that may cause our actual results to differ materially from the expectations we describe in our forward-looking statements. Before you invest in our common stock, you should be aware that the occurrence of the events described in these risk factors and elsewhere in this prospectus could have a material adverse effect on our business, results of operation and financial position. Any forward-looking statement made by us in this prospectus speaks only as of the date on which we make it. Factors or events that could cause our actual results to differ may emerge from time to time, and it is not possible for us to predict all of them. We undertake no obligation to update or revise publicly any forward-looking statements, whether as a result of new information, future events or otherwise, except as required by law. Under Sections 27A(b)(2)(B) of the Securities Act of 1933, as amended (the “Securities Act”) and Section 21E(b)(2)(B) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995 do not apply to statements made in connection with any offering of securities pursuant to this prospectus or in the periodic reports we file under the Exchange Act.

The following factors are among those that may cause actual results to differ materially from our forward-looking statements:

•	our future operating results;

•	changes in political, economic or industry conditions, the interest rate environment or conditions affecting the financial and capital markets;

•	uncertainty surrounding the strength of the U.S. economic recovery;

•	our business prospects and the prospects of our prospective portfolio companies;

•	the impact of investments that we expect to make;

•	the impact of increased competition;

•	our contractual arrangements and relationships with third parties;

•	the dependence of our future success on the general economy and its impact on the industries in which we invest;

•	the ability of our prospective portfolio companies to achieve their objectives;

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•	our expected financings and investments;

•	the use of borrowed money to finance a portion of our investments;

•	our ability to make distributions;

•	the adequacy of our cash resources and working capital;

•	the timing of cash flows, if any, from the operations of our prospective portfolio companies;

•	the impact of future acquisitions and divestitures;

•	the effect of changes to tax legislation and our tax position;

•	our ability to maintain our status as a BDC and a RIC;

•	actual and potential conflicts of interest with our affiliates;

•	general price and volume fluctuations in the stock market;

•	our ability to attract and retain highly talented professionals; and

•	the impact on our business of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), other securities legislation and the rules and regulations issued thereunder.

This prospectus is part of a registration statement that we have filed with the SEC to register a continuous offering of our shares of common stock. Periodically, as we make material investments or have other material developments, we will amend or supplement this prospectus to add, update or change the information in this prospectus. We will endeavor to avoid interruptions in the continuous offering of our shares of common stock, including, to the extent permitted under the rules and regulations of the SEC, filing an amendment to the registration statement with the SEC if our net asset value per share (“NAV”) increases by more than 10% from our NAV as of the effective date of this registration statement. There can be no assurance, however, that our continuous offering will not be suspended while the SEC reviews any such amendment until it is declared effective.

Any statement that we make in this prospectus will be modified or superseded by any inconsistent statement made by us in a subsequent prospectus supplement. The registration statement we have filed with the SEC includes exhibits that provide more detailed descriptions of certain matters discussed in this prospectus. You should read this prospectus and the related exhibits filed with the SEC and any prospectus supplement, together with additional information described below in the “SUMMARY” under “Available Information.” In this prospectus, we use the term “day” to refer to a calendar day, and we use the term “business day” to refer to any day other than Saturday, Sunday, a legal holiday or a day on which banks in New York City are authorized or required to close.

You should rely only on the information contained in this prospectus. We have not authorized any other person to provide you with information different from that contained in this prospectus. If anyone provides you with different or inconsistent information, you should not rely on it. You should assume that the information in this prospectus is complete and accurate only as of the date on the front cover of this prospectus, regardless of the time of delivery of this prospectus or sale of our common stock. Our business, financial condition, results of operations and prospects may have changed since that date. We will update this prospectus to reflect material changes only as and when required by law.

We are not making an offer to sell our common stock in any jurisdiction where the offer or sale is not permitted.

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For information on the suitability criteria that investors must meet in order to purchase shares of our common stock in this offering, see the following standards:

SUITABILITY STANDARDS

The following are our suitability standards for investors which are required by the Omnibus Guidelines published by the North American Securities Administrators Association (“NASAA”) in connection with our continuous offering of common shares under this registration statement.

Pursuant to applicable state securities laws, the shares of common stock offered through this prospectus are suitable only as a long-term investment for persons of adequate financial means who have no need for liquidity in this investment. There is not expected to be any public market for the shares, which means that it may be difficult to sell shares. As a result, we have established suitability standards which require investors to have either (i) a net worth (not including home, furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings, and personal automobiles) of at least $250,000. Our suitability standards also require that a potential investor (1) can reasonably benefit from an investment in us based on such investor’s overall investment objectives and portfolio structuring; (2) is able to bear the economic risk of the investment based on the prospective stockholder’s overall financial situation; and (3) has apparent understanding of (a) incremental risks of the investment, (b) the risk that such investor may lose his or her entire investment, (c) the lack of liquidity of the shares, (d) the background and qualifications of the members of our portfolio investment management team, and (e) the tax consequences of the investment.

In addition, we will not sell shares to investors in the states named below unless they meet the special suitability standards noted:

Alabama — In addition to the general suitability requirements, investors must have a liquid net worth of at least 10 times their investment in us and our affiliates.

Arizona — The term of this offering shall be effective for a period of one year with the ability to renew for additional periods of one year.

California — Investors who reside in the state of California must have either (i) a liquid net worth of $75,000 and annual gross income of $150,000 or (ii) a liquid net worth of at least $350,000. Additionally, a California investor’s total investment in us may not exceed 10% of his or her net worth.

Idaho — Investors who reside in the state of Idaho must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, an Idaho investor’s total investment shall not exceed 10% of his or her liquid net worth. (The calculation of liquid net worth shall include only cash plus cash equivalents. Cash equivalents include assets which may be convertible to cash within one year.)

Iowa — Investors who reside in the state of Iowa must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, an Iowa investor’s total investment in us shall not exceed 10% of his or her net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Kansas — The Office of the Kansas Securities Commissioner recommends that you should limit your aggregate investment in our shares and other similar investments to not more than 10% of your liquid net worth. Liquid net worth is that portion of your total net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

Kentucky — Investors who reside in the state of Kentucky must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, a Kentucky investor’s total investment in us shall no t exceed 10% of his or her liquid net worth.

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Maine — The Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar offerings not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Massachusetts — In addition to the suitability standards above, the state of Massachusetts requires that each Massachusetts investor will limit his or her investment in our common stock together with investments in other business development companies and direct participation investments to a maximum of 10% of his or her liquid net worth.

Michigan — In addition to the suitability standards above, the state of Michigan requires that each Michigan investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth.

Nebraska — We must sell a minimum of 500,000 shares before accepting any subscriptions from residents of Nebraska. In addition, Nebraska investors must meet the following suitability standards: (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $350,000, or (b) a net worth of at least $500,000; and (ii) investor will not invest more than 10% of their net worth in the Issuer. For such investors, net worth should not include the value of one’s home, home furnishings, or automobiles.

New Jersey — Investors who reside in the state of New Jersey must have either (i) a minimum liquid net worth of at least $100,000 and minimum annual gross income of at least $100,000, or (ii) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. Additionally, a New Jersey investor’s total investment in our shares, the shares of any of our affiliates and other direct participation investments shall not exceed 10% of such investor’s liquid net worth.

New Mexico — Our shares will only be sold to residents of New Mexico representing that their investment in us, our affiliates or any other business development company will not exceed 10% of his or her liquid net worth (defined as cash and cash equivalents) and that they meet one of the established suitability standards.

North Dakota — Our shares will only be sold to residents of North Dakota representing that their investment will not exceed 10% of his or her net worth and that they meet one of the established suitability standards.

Ohio — In addition to the suitability standards above, the state of Ohio provides that it shall be unsuitable for an Ohio investor’s aggregate investment in our shares, shares of any of our affiliates, and in other non-traded business development companies to exceed ten percent (10%) of his, her, or its liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Oklahoma — Purchases by Oklahoma investors should not exceed 10% of their net worth (not including home, home furnishings and automobiles).

Oregon — In addition to the suitability standards above, the state of Oregon requires that each Oregon investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth.

Tennessee — Investors who reside in the state of Tennessee must have either (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000, or (ii) a minimum net worth of $500,000 exclusive of home, home furnishings and automobile. In addition, a Tennessee residents’ total investment in our shares must not exceed 10% of their liquid net worth.

Texas — Investors who reside in the state of Texas must have either (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000, or (ii) a minimum net worth of $250,000, exclusive of home, home furnishings and automobile, irrespective of gross annual income. In addition, a Texas residents’ total investment in our shares must not exceed 10% of their net worth.

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The minimum purchase amount is $500 in shares of our common stock. To satisfy the minimum purchase requirements for retirement plans, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate individual retirement accounts, or IRAs, provided that each such contribution is made in increments of $500. You should note that an investment in shares of our common stock will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the U.S. Internal Revenue Code of 1986, as amended, (the “Code”).

If you have satisfied the applicable minimum purchase requirement, all purchases must be in amounts of $500 or greater. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to our distribution reinvestment plan.

In the case of sales to fiduciary accounts, these suitability standards must be met by the person who directly or indirectly supplied the funds for the purchase of the shares of our stock or by the beneficiary of the account.

These suitability standards are intended to help ensure that, given the long-term nature of an investment in shares of our stock, our investment objectives and the relative illiquidity of our stock, shares of our stock are an appropriate investment for those of you who become stockholders. We will make every reasonable effort to determine that the purchase of shares of our stock is a suitable and appropriate investment for each stockholder based on information provided by the stockholder in the subscription agreement. As such, it is essential that all the information provided by the stockholder is complete and accurate in order for us to make such a determination. We, along with each participating broker-dealer is required to maintain for six years records of the information used to determine that an investment in shares of our stock is suitable and appropriate for a stockholder.

In purchasing shares, custodians or trustees of employee pension benefit plans or IRAs may be subject to the fiduciary duties imposed by the Employee Retirement Income Security Act of 1974, or ERISA, or other applicable laws and to the prohibited transaction rules prescribed by ERISA and related provisions of the Code. In addition, prior to purchasing shares, the trustee or custodian of an employee pension benefit plan or an IRA should determine that such an investment would be permissible under the governing instruments of such plan or account and applicable law.

HOW TO SUBSCRIBE

Investors who meet the suitability standards described above in this prospectus may purchase shares of our common stock. Investors seeking to purchase shares of our common stock should proceed as follows:

Read this entire prospectus and any appendices and supplements accompanying this prospectus.

Go to the SumuFund web site at www.sumufund.com. In accordance with the instructions, register your information and create a user accoung (if you have done so before, simply log in). Review and confirm your suitability and your state of residence. Click on the link to the subscription agreement and complete the entire subscription process.

If you do not have access to a computer, contact SumuFund at the address and/or telephone number indicated on the cover page of this Prospectus and we will provide you with a copy of the subscription agreement. A specimen copy of the subscription agreement, including instructions for completing it, is also included in this prospectus in Appendix A.

After you have satisfied the subscription standards through the online process you will be able to make a payment online using standard digital payment options including but not limited to PayPal, credit card and checking account withdraw. You will also be able to make a wire transfer, with the instructions provided on the payment page. The initial minimum permitted purchase is $500. After you have satisfied the applicable minimum purchase requirement, additional purchases must be made in increments of $500, except for purchases made pursuant to our distribution reinvestment plan.

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By executing the subscription agreement and paying the total purchase price for the shares of our common stock subscribed for, each investor attests that he or she meets the suitability standards as stated in the subscription agreement and agrees to be bound by all of its terms.

Subscriptions will be effective only upon our acceptance and we reserve the right to reject any subscription in whole or in part. Subscriptions generally will be accepted or rejected within 5 business days of receipt by us and, if rejected, all funds (without interest) will be returned to subscribers without deduction for any expenses within ten business days from the date the subscription is rejected. Your online purchase for the shares of common stock in our fund will be held in escrow for five days after the subscription is complete. If an updated copy of this prospectus is published within the five day time period you will be asked to read and complete amended subscription agreement. Once completed a new five day waiting period begins restarting this process An approved trustee must process and forward to us subscriptions made through IRAs, Keogh plans and 401(k) plans. In the case of investments through IRAs, Keogh plans and 401(k) plans, we will send the confirmation and notice of our acceptance to the trustee.

Pending our satisfaction of the minimum offering requirement, all subscription payments will be placed in an account held by our escrow agent, and custodian bank [BANK TO BE NAMED], in trust for our subscribers’ benefit, pending release to us.

TRADEMARKS

This prospectus contains trademarks and service marks owned by SumuFund. This prospectus may also contain trademarks and service marks owned by third parties.

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SUMMARY

This summary highlights some of the information contained elsewhere in this prospectus. This summary may not contain all of the information that you should consider before investing in our common stock offered by this prospectus. You should review the more detailed information contained in this prospectus, especially the information set forth under the heading “RISK FACTORS” at page [___].

Unless indicated otherwise in this prospectus or the context requires otherwise, the terms “Company,” “we,” “us” or “our” refer to SumuFund, Inc.

We have elected to be regulated as a BDC under the Investment Company Act. In addition, for U.S. federal income tax purposes, we have elected to be treated as a regulated investment company, or RIC, under the Code.

Unless indicated otherwise, the information in this prospectus assumes no exercise by the underwriters of their over-allotment option.

SumuFund: Who We Are

SumuFund is a newly-organized, non-diversified, closed-end management investment company that is currently internally-managed, and has elected to be regulated as a business development company, or “BDC,” under the Investment Company Act. As such, we are required to comply with certain regulatory requirements. See “REGULATION” at page [___]. In addition, we intend to elect to be treated for federal income tax purposes, and intend to qualify annually thereafter, as a regulated investment company, or “RIC,” under Subchapter M of the Code.

We will primarily make equity and debt investments in start-up and early-stage growth companies, either alone or together with other entities, such as venture capital and private equity funds. We intend to invest our capital in such portfolio companies in order to finance acquisitions, recapitalizations, buyouts, organic growth and to provide working capital. “Buyouts” generally include transactions that involve the acquisition of a controlling interest in an entity, either by us, management or other investors. “Organic growth” refers to growth through the portfolio company’s internal operations, investments in marketing initiatives, capital expenditures, hiring of personnel, and/or other internal growth initiatives, rather than growth by means of an acquisition. We plan to identify and source potential investments through multiple channels, including relationships with private equity sponsors, venture capital sponsors, business incubator and accelerator programs (both private and government), investment bankers, business brokers, broker-dealers, and other business contacts, as well as directly with owners and operators of businesses.

We are affiliated, based on common control relationships, with IKOVE Capital Partners a venture capital group focused on commercializing technologies out of research institutions and investing in high growth startups. We are also affiliated, based on common control relationships, with Startup Factory. Inc., a recently formed company that offers start-up companies, investors, investment funds and accelerator programs the ability, by joining its Internet-based technology platform, to efficiently interface with each other in an online environment. We do not intend to engage an underwriter or placement agent and therefore shall not charge a sales load, in common stock shares will be “self-distributed” directly by us, and through Startup Factory, Inc. online platform.

We expect to base our investment decisions on analyses of potential portfolio companies’ business operations and asset valuations using due-diligence methodologies, financial modeling and data-management processes designed to help us assess risk, establish appropriate pricing for our investments, and maximize our return on investment. Subject to the provisions of the Investment Company Act and its regulations applicable to BDCs, we plan to invest in stocks, notes and other forms of debt, investment contracts and other investments commonly referred to as “securities” that are issued by private startup, early-stage and growth companies and small-cap public companies. We anticipate receiving warrants to purchase additional equity securities issued by our portfolio companies in connection with most if not all of our equity investments and senior secured loans. We anticipate that our equity investments will be comprised primarily of preferred equity, entitling us to preferential distributions and liquidation preferences.

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Our investment objective is to generate current income and long-term capital appreciation. We are currently an internally managed (but we reserve the option to become externally managed by either forming an affiliated investment adviser or engaging an existing non-affiliated investment adviser), closed-end, non-diversified management investment company that has elected to be treated as a business development company under the Investment Company Act. Nevertheless, there is no guarantee that we will be able to achieve our investment objective. Subject to the Investment Company Act, our objective and our investment focuses and policies may be changed without a vote of the holders of our voting securities. We are currently internally managed by our chief executive officer and other officers under the supervision of our board of directors. As a result, we do not pay investment advisory fees. Instead, we pay the fees and expenses incurred in connection with the retention of our chief executive officer and our board of directors.

This is an initial public offering (“IPO”) of our shares of common stock. All of the shares of common stock offered by this prospectus are being sold directly by us, but we reserve the discretion to enter into a selling agreement with a broker-dealer to facilitate sales of our stock on a public underwritten or private placement basis.

Investment Strategy

Our principal investment strategy focuses on finding startup and early-stage companies, generally private firms, that have exhibited growth or demonstrate potential growth in which to invest for our portfolio of assets, negotiating and structuring the investments in equity securities or debt instruments issued by such portfolio companies, and holding those investments in our portfolio until an appropriate exit or maturity of the terms of the securities acquired is achieved. In certain cases, we may be the sole investor in a portfolio company. Where there are multiple investors, we will generally seek to control or obtain significant influence over the rights of other investors in the equity security or debt. Our investments may have maturities between three and ten years and may range in size between $250,000 and $5 million, although we may make larger or smaller investments on occasion.

Investment Portfolio

We anticipate that, upon commencing our investment program, we will develop a portfolio consisting of securities issued by emerging growth/startup companies issuing, among other securities, common stock, secured debt investments, warrants and convertible preferred stock, as well as investments in private funds and other collective investment vehicles. We expect that our portfolio will be invested across different industries and sectors of the economy, with a focus on the U.S. market but no limitations on geographic locations.

Corporate Structure

We were formed as a Delaware corporation on March 31, 2015 and commenced operations that month using seed capital contributions we received from IKOVE Capital Partners in exchange for the issuance of shares of preferred stock. We elected to be treated as a BDC in May 2015. We currently have no common stockholders as of May 1st, 2015.

Potential Competitive Strengths

We believe that we offer our investors the following potential competitive strengths:

Access to a new asset class: Historically, venture capital investment opportunities have been available almost exclusively to investors who qualify as “accredited investors” as defined in Rule 504(a) under the Securities Act, including high-net worth individuals and various institutional investors. As a publicly registered company, SumuFund, Inc. provides investors who meet their respective state suitability requirements the ability to access the startup and early stage private company asset class.

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“Wisdom” of the crowd: The Company’s accumulation of primarily non-institutional investors, facilitated through our relationship with Startup Factory, Inc. and its unique on-line platform, will provide critical support to our startup and early stage portfolio companies by leveraging our on-line access to investor capital to help these companies attain early traction, make strategic connections and promote their product and/or services to their targeted markets.

Long-term investment horizon: We expect that our long-term investment perspective gives us flexibility which we believe allows us to best maximize the returns on our investments. We intend to invest using a longer-term focus, which we believe will provide us with the opportunity to increase total returns on invested capital, compared to many private investment vehicles.

Target-company sourcing capability: We will seek to leverage our affiliated companies’ access to investment candidates in the startup company incubator and accelerator environment. Startup Factory, Inc. may generate investment opportunities through its attraction as a platform for emerging companies. We believe that our management’s broad network will produce a significant pipeline of investment opportunities for us.

Disciplined, income-oriented investment philosophy: Our management team intends to implement an investment approach focused on maximizing the potential for long-term capital appreciation while minimizing the risk of capital loss. This approach requires a strict due diligence process and a focus on specific attributes that must be present in a prospective portfolio company. See “MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND EXPECTED RESULTS OF OPERATIONS—Investment Objectives and Strategy,” “SUMMARY—at page [___]—Potential Competitive Strengths” at page [___], and “INVESTMENT OBJECTIVES AND POLICIES” at page [___] for a more detailed description of the competitive strengths we believe we offer our investors.

Market Opportunity

We believe that existing market conditions and regulatory changes have combined to create an attractive investment environment for us. Specifically, investors are facing a low-interest environment ─ relative to past decades ─ with respect to traditional capital markets that serves to encourage them to search for alternative investments (i.e., not the traditional investment classes of public equity markets, debt securities and cash/money market instruments). New companies present attractive opportunities for growth through their focus on emerging technologies and the creation of innovative products and services in new markets. Recent regulatory changes have impacted the market opportunities as well. While the investment risks from these investments are certainly prevalent (see “RISK FACTORS” at page [___]) we believe that our investment strategy provides an attractive channel for individual investors who may not qualify for accredited investor status (as such term is defined as SEC Rule 501) to diversify their investments in promising startup companies in our BDC.

Operating and Regulatory Structure

We have elected to be treated as a BDC under the Investment Company Act. As a BDC, we are generally prohibited from acquiring assets other than “qualifying assets” unless, after giving effect to any acquisition, at least 70% of our total assets are “qualifying assets.” Qualifying assets generally include securities of eligible portfolio companies, cash, cash equivalents, U.S. government securities and high-quality debt instruments maturing in one year or less from the time of investment. Under the rules of the Investment Company Act, “eligible portfolio companies” include (i) private U.S. operating companies, (ii) public U.S. operating companies whose securities are not listed on a national securities exchange (e.g., the New York Stock Exchange LLC) or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and (iii) public U.S. operating companies having a market capitalization of less than $250 million. Public U.S. operating companies whose securities are quoted on the over-the-counter bulletin board and through OTC Markets Group Inc. are not listed on a national securities exchange and therefore are eligible portfolio companies. See “REGULATION” at page [___].

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We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code, commencing with our taxable year ending December 31, 2015. As a RIC, we generally will not have to pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that we timely distribute to our stockholders as dividends if we meet certain source of income, distribution and asset diversification requirements. We intend to timely distribute to our stockholders substantially all of our annual taxable income for each year, except that we may retain certain net capital gains for reinvestment and, depending upon the level of taxable income earned in a year, we may choose to carry forward taxable income for distribution in the following year and pay any applicable U.S. federal excise tax. In addition, the distributions we pay to our stockholders in a year may exceed our net ordinary income and capital gains for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes. See “DISTRIBUTIONS” at page [___].

Leverage

Subject to the limitations of the Investment Company Act, we may borrow money and lever our investment portfolio, with the objective of increasing our yield. This is known as “leverage” and could increase or decrease returns to our stockholders. We currently do not intend to employ leverage for investment purposes as our primary strategy is making equity investments in which leveraging our investment portfolio could create significant risk if it becomes in our and our shareholder’s best interest to pursue more debt investments in more established companies, we may consider leverage in order to enhance our returns..

The use of leverage involves significant risks. See “RISK FACTORS” at page [___] for a discussion of the risks inherent in employing leverage. As a BDC, with certain limited exceptions, we are only permitted to borrow amounts such that our “asset coverage ratio,” as defined in Section 18(h) of the Investment Company Act, with respect to senior securities, the ratio of which the value of the total assets of an issuer, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing the issuer’s indebtedness, equals at least 2 to 1 after any such borrowing. Certain trading practices and investments, such as reverse repurchase agreements, may be considered borrowings or involve leverage and, thus, subject to Investment Company Act restrictions. In accordance with applicable SEC staff guidance and interpretations, if we engage in such transactions, instead of maintaining asset coverage ratio of at least 2 to 1 we may segregate or earmark our liquid assets, or enter into an offsetting position, in an amount at least equal to our exposure, on a mark-to-market basis, to such transactions (as calculated pursuant to requirements of the SEC). Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered borrowings for these purposes. Practices and investments that may involve leverage but are not considered borrowings are not subject to the Investment Company Act’s asset coverage requirement and we will not otherwise segregate or earmark liquid assets or enter into offsetting positions for such transactions. The amount of leverage that we may employ will depend on our management team’s assessment of market conditions and other factors at the time of any proposed borrowing.

Exemptive Relief Application

If we engage an external investment adviser, either an affiliated or non-affiliated person, to manage our assets and we wish to participate in negotiated co-investments with other funds or other clients managed by such external investment adviser or its affiliates, in a manner consistent with our investment objectives, positions, policies, strategies and restrictions, as well as regulatory requirements and other pertinent factors, we shall submit an application to the SEC seeking exemptive relief permitting us to participate in such co-investments. There can be no assurance that we will obtain any such exemptive relief. See “REGULATION” at page [___].

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Emerging Growth Company Status ─ Implications

We qualify as an emerging growth company, as that term is used in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other burdens that are otherwise applicable generally to public companies. These provisions include an exemption from the auditor attestation requirement in the assessment of the emerging growth company’s internal control over financial reporting under Section 404 of the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) for so long as we qualify as an emerging growth company.

In addition, Section 7(a)(2)(B) of the Securities Act and Section 13(a) of the Exchange Act, as amended by Section 102(b) of the JOBS Act, provide that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. However, pursuant to Section 107 of the JOBS Act, we are choosing to “opt out” of such extended transition period, and as a result, we will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. Our decision to opt out of the extended transition period for complying with new or revised accounting standards is irrevocable.

We will remain an emerging growth company until the earliest of (i) up to five years measured from the date of the first sale of common equity securities pursuant to an effective registration statement, (ii) the last day of the first fiscal year in which our annual gross revenues are $1 billion or more, (iii) the date on which we have issued more than $1 billion in non-convertible debt during the preceding three-year period or (iv) the date that we become a “large accelerated filer” as defined in Rule 12b-2 under the Exchange Act, which would occur (x) if the market value of our common stock that is held by non-affiliates exceeds $700 million (measured at the end of each fiscal year) as of the last business day of our most recently completed second fiscal quarter and (y) we have been an Exchange Act reporting company for at least one year (and filed at least one annual report under the Exchange Act).

Summary Risk Factors

Investing in the SumuFund involves a high degree of risk and you could lose all or part of your investment. We refer to certain of these risks below:

•	We are a new company and have no operating history.

•	The capital markets may experience periods of disruption and instability. Such market conditions may materially and adversely affect debt and equity capital markets in the United States, which may have a negative impact on our business and operations.

•	Our operation as a BDC imposes numerous constraints on us and significantly reduces our operating flexibility. In addition, if we fail to maintain our status as a BDC, we might be regulated as a closed-end investment company, which would subject us to additional regulatory restrictions.

•	We will be subject to corporate-level U.S. federal income tax on all of our income if we are unable to maintain our status as a RIC under Subchapter M of the Code, which would have a material adverse effect on our financial performance.

•	Our officers and board of directors have no prior experience managing a BDC.

•	Our ability to grow depends on our ability to raise additional capital.

•	We may borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in us.

•	We operate in a highly competitive market for investment opportunities.

•	Potential conflicts of interest with other businesses engaged in by our management team could impact our investment returns.

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•	Our board of directors may change our investment objective, operating policies and strategies without prior notice or stockholder approval.

•	If we enter into an external investment adviser engagement, the potential for such entity to earn incentive fees under the applicable investment advisory and administrative services agreement may prompt it to make investments that are riskier or more speculative than would otherwise be in our best interests, and, since the base management fee would likely be based on gross assets, that external adviser may have an incentive to increase portfolio leverage in order to earn higher base management fees.

•	Our ability to enter into transactions with potential affiliates is restricted.

•	We are exposed to risks associated with changes in interest rates.

•	Our investments are very risky and highly speculative.

•	The lack of liquidity in our investments may adversely affect our business

•	The lack of liquidity for investors in our stock may adversely impact our ability to raise capital.

•	Declines in market prices and liquidity in the corporate debt markets can result in significant net unrealized depreciation of our portfolio, which in turn would reduce our NAV.

•	Investing in our common stock involves an above average degree of risk.

•	Non-U.S. stockholders may be subject to withholding of U.S. federal income tax on dividends we pay.

THE OFFERING

Common Stock Offered By Us	1,000,000 shares

Common Stock To Be Outstanding After This Offering	Up to 1,000,000 shares

The Offering and Plan of Distribution of Common Stock

This is a continuous offering of our shares as permitted by the U.S. federal securities laws. We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering for at least five years from the date of the effectiveness of the registration statement. This offering must be qualified or registered in every state in which we offer or sell shares. Generally, such qualifications or registrations are effective for a period of one year. Thus, we may have to stop selling shares in any state in which our registration is not annually renewed or otherwise extended.

We intend to facilitate the sales of our common stock via an Internet-based platform that will allow prospective investors to create an account, complete and submit a subscription agreement, upon which payment by electronic means will be effected and the appropriate number of shares will be issued in book entry form. After completing the purchase of shares, a shareholder will continue to use their online account to follow the investment activity of the fund, access all fund related information including but not limited to prospectus updates, NAV calculations, DRIP information, etc. We do not at this time seek to engage a broker-dealer to act as an underwriter or a placement agent for our shares. Our management team will directly market the offering and sales of our common stock and work with affiliated companies to establish an electronic platform to facilitate offers and sales of our common stock. If our management determines that it is in the best interests of SumuFund and its stockholders to have our common stock sold by a broker-dealer in either underwritten transactions or on an agency basis, we will consider putting that arrangement in place. If we engage an underwriter or selling agent, the price per share will reflect the deducting of selling commissions and dealer fees.

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In addition, we are conducting a private placement of shares of our preferred stock to certain members of our board of directors, and individuals and entities affiliated with SumuFund. We expect to issue the shares purchased in the private placement at $50 per share. We will sell our common stock shares on a continuous basis at weekly closings at an initial offering price of $50.00 per share; however, to the extent that our NAV increases, we will sell at a price necessary to ensure that shares are not sold at a price per share that is below our NAV.

In the event of a material decline in our NAV per share (we consider “material” to mean a [2.5]% decrease below our then-current net offering price), we will reduce our offering price in order to establish a new net offering price that is not more than [2.5]% above our NAV. If our NAV declines an amount more than [2.5]% below our current offering price, net of selling commissions if any, a rebuttable presumption is created that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of directors, in consultation with our management, reasonably and in good faith determines that the decline in NAV is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) NAV decreases to more than [2.5]% below our current net offering price and (ii) our board of directors believes that such decrease in NAV is the result of a non-temporary movement in the credit markets or the value of our assets, our board of directors will undertake to establish a new net offering price that is not more than [2.5]% above our NAV. If our board of directors determines that the decline in our NAV is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common stock at an offering price per share, net of selling commissions, if applicable, which represents a premium to the NAV and available on our web site at www.sumufund.com of greater than [2.5]%. See “DETERMINATION OF NET ASSET VALUE” at page [___].

Promptly following any adjustment to the offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted offering price, and we will also post the updated information on our website (www.sumufund.com). Information contained on our website is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus.

To purchase common stock in this offering, you must enter our web site’s offering platform at www.sumufund.com, create a secured user account, complete and sign a subscription agreement (in the form attached to this prospectus as Appendix A and available on our web site) for a specific dollar amount equal to or greater than $500, and pay such amount using a digital payment option including but not limited to PayPal, credit card, debit card, online check, or a wire transfer per the instructions provided. A service fee will be added to your purchase equivalent to the processing fees associated with the form of digital payment used. Subscriptions will be effective only upon our acceptance, and we reserve the right to reject any subscription in whole or in part, for any or no reason. Pending acceptance of your subscription, proceeds will be deposited into a non-interest bearing account for your benefit. See “HOW TO SUBSCRIBE” at page [__].

As soon as practicable, but in no event later than 15 days after acceptance of your subscription, we will issue book-entry shares to new stockholders.

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Sales Expenses	We are a “self-distributing” issuer and have no current arrangement with an underwriter or placement agent to assist in the distribution of our stock. Accordingly, we estimate that our sales expenses will be justifiable for the internal costs of marketing and raising capital for the execution of our investment strategy, and such sales expense is expected to be nominal in comparison to the sales costs of other closed-end investment companies and private funds that rely on underwriters and placement agents. If our board of directors and management decides that it is in the best interest of SumuFund to engage a broker-dealer to solicit investors and facilitate the sale of our stock, our board of directors and management will negotiate a reasonable sales load for such a distribution channel in connection with this ongoing offering.

Estimated Use of Proceeds

We intend to use substantially all of the proceeds from this offering, net of expenses, to make investments mostly in private U.S. start-up and development stage companies, in accordance with our investment objective and applying the investment strategies described in this prospectus. We anticipate that the remainder of the net proceeds will be used for working capital and general corporate purposes, including potential payments or distributions to shareholders. We may also use the net proceeds to reduce any outstanding borrowings under credit facilities, as applicable. Pending such uses, we intend to invest any idle funds primarily in high quality, short-term money market, fixed income or debt securities consistent with our election to be regulated as a BDC and to be taxed as a RIC. See “ESTIMATED USE OF PROCEEDS” at page [___].

Notwithstanding the above, we have not established limits on the use of net proceeds from this offering. We intend to seek to invest the net proceeds received in this offering as promptly as practicable after receipt thereof. Based on current market conditions, we anticipate that it may take several months or longer to fully invest the initial proceeds we receive in connection with this offering after meeting our minimum offering requirement, depending on the availability of investment opportunities that are consistent with our investment objective and strategies.

There can be no assurance that we will be able to sell all the common stock we are registering. If we sell only a portion of the common stock we are registering, we may be unable to achieve our investment objective or invest in a variety of portfolio companies.

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Regulatory and Tax Status	We are applying to the SEC to be regulated as a BDC under the Investment Company Act. We also elect to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code, commencing with our taxable year ended December 31, 2015. As a RIC, we generally will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that we timely distribute to our stockholders as dividends. To maintain our RIC status, we must meet specified source-of-income and asset diversification requirements and timely distribute to our stockholders at least 90% of our “investment company taxable income” as defined by the Code, which generally includes net ordinary income and net short-term capital gains in excess of net long-term capital losses, for each taxable year. See “DISTRIBUTIONS” at page [___] and “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” at page [___].

Distributions

Subject to our board of directors’ discretion and applicable legal restrictions, we intend to authorize and declare and pay distributions on a quarterly basis beginning no later than the first calendar quarter after the end of the first calendar quarter in which this offering registration is declared effective by the SEC. We will calculate each stockholder’s specific distribution amount for the period using record and declaration dates, and each stockholder’s distribution will begin to accrue on the date we accept such stockholder’s subscription for shares of our common stock. From time to time, at the discretion of our board of directors, we may also pay special interim distributions in the form of cash or shares of common stock. For example, our board of directors may periodically declare stock distributions in order to reduce our NAV if necessary to ensure that we do not sell shares at a price per share that is below our NAV.

We may fund our cash distributions to stockholders from any sources of funds legally available to us, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies. We have not established limits on the amount of cash we may use from available sources to make distributions.

On a quarterly basis, we will send information to all stockholders of record regarding the sources of distributions paid to our stockholders in such quarter. During certain periods, our distributions may exceed our earnings, especially during the period before we have substantially invested the proceeds from our continuous public offering of common stock. As a result, it is possible that a portion of the distributions we make will represent a return of capital for tax purposes. A return of capital generally is a return of each investor’s investment rather than a return of earnings or gains derived from our investment activities, and will be made after deducting any applicable fees and expenses payable in connection with our continuous public offering.

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Dividend Reinvestment Plan

Each year a statement on Form 1099-DIV identifying the sources of the distributions (i.e., paid from ordinary income, paid from net capital gains on the sale of securities, and/or a return of paid-in capital surplus, which is a non-taxable distribution) will be delivered via postal or electronic mail to our stockholders. See “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” at page [___].

We intend to make our ordinary distributions in the form of shares of our common stock under our distribution reinvestment plan, (see “DIVIDEND REINVESTMENT PLAN” at page [___] unless stockholders elect to receive their distributions in the form of cash, out of assets legally available for distribution. Any distributions reinvested under the plan will nevertheless remain taxable to a U.S. stockholder. If stockholders hold shares in the name of a broker or financial intermediary, they should contact the broker or financial intermediary regarding their election to receive distributions in cash.

Concurrent with this offering, we will adopt an “opt out” dividend reinvestment plan for our stockholders. Under this plan, if we declare a cash distribution our stockholders who have not elected to “opt out” of the dividend reinvestment plan will, in lieu of receiving a cash distribution, have their cash distribution automatically reinvested in additional shares of our common stock, and stockholders that elect to “opt out” will receive cash distributions. Stockholders who receive distributions in the form of shares of common stock generally are subject to the same U.S. federal, state and local tax consequences as stockholders who elect to receive their distributions in cash and, for this purpose, stockholders receiving distributions in the form of stock will generally be treated as receiving distributions equal to the fair market value of the stock received through the dividend reinvestment plan. However, since their cash distributions will be reinvested, those stockholders will not receive cash with which to pay any applicable taxes on reinvested distributions. The dividend reinvestment plan will not apply to existing stockholders with respect to any shares of our common stock that they purchased prior to SumuFund’s IPO. See “DIVIDEND REINVESTMENT PLAN” at page [___].

No Listing; Liquidity

We do not intend to list our common stock on a national securities exchange and we are not certain that any trading market will develop or, if it develops, whether such trading market will be sustained. If you are able to sell your shares in a private, “off-exchange” transaction, it is likely that you will have to sell at a significant discount to the price at which you purchased your shares.

If we do decide to list our common stock on a national securities exchange, listed shares of BDCs frequently trade at a discount to net asset value. Accordingly, stockholders, including those who purchase shares at the offering price, may experience a loss on their investment if they sell their shares at a time when our shares are trading at a discount to net asset value. This risk is separate and distinct from the risk that our net asset value will decrease. There can be no assurance that we will be able to complete a liquidity event, which may include the recapitalization of a portfolio company, its merger with an acquisition by another company, or its initial public offering.

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Fees and Expenses	We will incur shareholder service, operating, administrative, and other expenses such as service provider (custodian) and professional (legal and accounting) fees. Directors will receive an annual cash retainer of $[10,000], plus $1,000 for every meeting they attend and reimbursement of any reasonable out of pocket expenses incurred in such connection. In addition, the Chairman of the Audit Committee will receive an annual cash retainer of $5,000 and members of the Audit Committee will receive an annual fee of $2,500 for their additional services, as well as $500 per Audit Committee meeting and reimbursement of any reasonable out of pocket expenses incurred. In addition, we will purchase directors’ and officers’ liability insurance on behalf of our directors and officers. See “MANAGEMENT - Compensation Committee” at page [___] and “FEES AND EXPENSES” at page [___].

Leverage	From time to time, we may borrow funds to make additional investments. This is known as “leverage” and could increase or decrease returns to our stockholders. The use of leverage involves significant risks. As a BDC, with certain limited exceptions, we are only allowed to borrow amounts such that our asset coverage ratio, as defined in the Investment Company Act, equals at least 2 to 1 after such borrowing. In connection with certain trading practices and investments, we will, consistent with applicable SEC staff guidance and interpretations, segregate or earmark liquid assets, in an amount at least equal to our exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC), or enter into an offsetting position. The amount of leverage that we employ will depend on our investment management team’s and our board of directors’ assessment of market conditions and other factors at the time of any proposed borrowing. Additionally, we will be able to incur additional leverage if we are able to exclude the debt of any small business investment company (“SBIC”) subsidiary we may form in the future from the leverage requirements otherwise applicable to BDCs.

Stock Repurchase Plan	Stockholders will not have the right to cause us to repurchase their shares. Although we will not offer to repurchase our shareholders’ shares on a periodic basis, we may nonetheless offer to repurchase their shares if our board of directors deems it advisable. The Investment Company Act provides that we may repurchase outstanding shares: on a securities exchange or such other open market as may be designated by the SEC (provided that we have, in any such case, informed holders of the class of stock involved within the preceding six months of our intention to repurchase such stock); by a tender offer open to all holders of the class of shares involved; or as otherwise permitted by the SEC and the DGCL.

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If we intend to repurchase our shares other than on a securities exchange, in the open market or by making a tender offer, a rule adopted by the SEC under the Investment Company Act provides that we must meet certain conditions regarding the distribution of our net income, the identity of the seller, the price paid, any brokerage commissions, prior notice to holders of the class of shares involved of an intention to purchase such shares and that the purchase is not being made in a manner or on a basis which discriminates unfairly against the other holders of such class.

Exchange listed shares of closed-end investment companies frequently trade at a discount from NAV and shares of BDCs may trade at an even greater discount than shares of closed-end investment companies. This characteristic of closed-end investment companies is separate and distinct from the risk that our NAV per share may decline.

We cannot predict whether our shares will trade above, at or below NAV. The “off-exchange” market price of our common stock will be determined by, among other things, the supply and demand for our shares, our investment performance and investor perception of our overall attractiveness as an investment as compared with alternative investments. We cannot assure you that we will ever conduct any open market purchases and. if we do conduct open market purchases, we may terminate them at any time. If we repurchase our shares for a price below their NAV, the NAV of those shares that remain outstanding would be enhanced. This does not necessarily mean, however, that the market price of those outstanding shares would be affected, either positively or negatively.

Repurchases of shares by us would also decrease our total assets and accordingly may increase our expenses as a percentage of average net assets. Furthermore, interest on any borrowings to finance any such share repurchase transactions would reduce our net income.

Custodian, Dividend Disbursing Agent	[BANK TO BE NAMED] serves as our custodian institution. See “CUSTODIAN” at page [___].

Risk factors	See “RISK FACTORS” at page [___] and the other information in this prospectus for a discussion of factors you should carefully consider before deciding to invest in our common stock.

Available information

We have filed with the SEC a registration statement on Form N-2 under the Securities Act, which contains additional information about us and the shares of our common stock being offered by this prospectus. After completion of this offering, we will be required to file annual, quarterly and current reports, proxy statements and other information meeting the information requirements of the Exchange Act. This information will be available at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549 and on the SEC’s website at http://www.sec.gov. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (202) 551-8090 or (800) SEC-0330.

We maintain a website at www.sumufund.com and intend to make all of our information available, free of charge, on or through our website. The information on our website is not incorporated by reference in this prospectus. You may also obtain such information by contacting us, in writing at: SumuFund, Inc. 1275 Kinnear Road, Columbus, Ohio 43212, or by telephone (collect) at (614) 641-0404.

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FEES AND EXPENSES

Estimated Annual Expenses

(as a percentage of net assets attributable to common stock)

Annual Expenses (as a percentage of net assets attributable to shares of common stock) Other Expenses(1)

Shareholder Service Fees	0.25%

Custodial Expenses, Legal and Accounting Expenses, and Other Administrative Expenses	0.75%

Operational Expenses (Salaries, Rent, Benefits, etc.)	1.0%

Total Annual Expenses	2.0%

(1) “Other Expenses” for the periods set forth above are based on estimated amounts for the fiscal year ended December 31, 2015 and include expenses associated with our board of directors and administrative expenses, including our compliance with various regulations that apply to us as an investment company.

SumuFund will bear all expenses incurred in its business and investment program, including all costs related to its organization and offering of its common stock shares, and any charges and fees to which we are subject as an investor in the portfolio companies. SumuFund also bears the costs of certain management and administrative services, including but not limited to maintaining and preserving certain records, and preparing and filing various materials with state and U.S. federal regulators.

Expenses borne by us (and, thus, indirectly by investors) include:

•	all expenses related to the investment program, including, but not limited to: (i) expenses borne indirectly through our investments in the portfolio companies, including expenses that we incur in connection with the research, selection and supervision of investments, (ii) all costs and expenses directly related to portfolio company transactions and positions and enforcing SumuFund’s rights in respect of such investments, (iii) transfer taxes and premiums, (iv) taxes withheld on non-U.S. dividends or other non-U.S. source income, (v) fees for data, software and technology providers, (vi) professional fees (including, without limitation, the fees and expenses of consultants, attorneys and experts), and (vii) if applicable, brokerage commissions, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold but not yet purchased and margin fees

•	the distribution service Fee;

•	all costs and expenses (including costs and expenses associated with the organization and initial registration of SumuFund) associated with the operation and ongoing registration of SumuFund, including, without limitation, all costs and expenses associated with the repurchase offers, offering costs, and the costs of compliance with any applicable Federal or state laws;

•	the costs and expenses of holding any meetings of the board of directors or stockholders that are regularly scheduled, permitted or required to be held under the terms of the Articles of Incorporation, the Investment Company Act or other applicable law;

•	compensation payable to our officers and directors, and expenses attributable to implementing the investment strategy and compliance programs;

•	fees and expenses of performing research, risk analysis and due diligence, including third party background checks;

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•	fees and disbursements of any attorneys, accountants, auditors and other consultants and professionals engaged on behalf of SumuFund;

•	the costs of a fidelity bond and any liability or other insurance obtained on behalf of SumuFund, or our directors and officers;

•	recordkeeping, custody and transfer agency fees and expenses;

•	all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to stockholders or potential stockholders;

•	all expenses of computing NAV, including any equipment or services obtained for the purpose of valuing our investment portfolio, including appraisal and valuation services provided by third parties;

•	all charges for equipment or services used for communications between SumuFund and any custodian, administrator or other agent;

•	fees of any persons providing administrative services;

•	any extraordinary expenses (as defined below), including indemnification or litigation expenses;

•	all taxes to which the Fund may be subject, directly or indirectly, and whether in the U.S., any state thereof or any other U.S. or non-U.S. jurisdictions; and

•	such other types of expenses as may be approved from time to time by the board of directors.

SumuFund may, but currently does not, borrow money, however, at times the Fund may borrow or otherwise use leverage. Consequently, the table presented above in this footnote does not show our expenses as a percentage of the same amount of net assets attributable to our Common Stock and assumes that we do not borrow money. Accordingly, the tables do not reflect any interest on borrowed funds or other costs and expenses of borrowing.

The initial operating expenses for a new BDC fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. SumuFund is expected to incur organizational and offering expenses of approximately $100,000 in connection with the initial offering of common stock shares. SumuFund will bear certain ongoing offering costs associated with our continuous offering of shares. Offering costs cannot be deducted by SumuFund or our stockholders.

SELECTED FINANCIAL AND OTHER INFORMATION

The selected financial and other information below should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and our financial statements and the related notes thereto as of and for the period from May 1st, 2015 (commencement of operations) through December 31, 2015 and the audited financial statements included in this prospectus were audited by [TO BE NAMED], an independent registered public accounting firm. Our unaudited interim financial statements were prepared on a basis consistent with our audited financial statements and, in our opinion, include all adjustments necessary for the fair statement of the results for the periods presented. Our historical results are not necessarily indicative of future results.

The selected financial data in this section is not intended to replace the financial statements and is qualified in its entirety by the financial statements and related notes included in this prospectus.

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[INSERT TABLES]

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND EXPECTED RESULTS OF OPERATIONS

The following discussion and other parts of this prospectus contain forward-looking information that involves risks and uncertainties. The discussion and analysis contained in this section refers to our financial condition, results of operations and cash flows. Please see “RISK FACTORS” and “FORWARD-LOOKING STATEMENTS” for a discussion of the uncertainties, risks and assumptions associated with this discussion and analysis. Our actual results could differ materially from those anticipated by such forward-looking information due to factors discussed under “RISK FACTORS” and “FORWARD-LOOKING STATEMENTS” appearing elsewhere in this prospectus.

Business Development Company Overview

We are a newly organized, internally managed, closed-end, non-diversified management investment company that has elected to be treated as a BDC under the Investment Company Act and that intends to elect to be treated for U.S. federal income tax purposes, and to qualify annually thereafter, as a RIC, under the Code.

A BDC is a category of investment company, regulated under the Investment Company Act, created by legislation in 1980 designed to promote investment in small businesses. Congress authorized investment companies to elect BDC status in order to facilitate the flow of capital to private companies and smaller public companies that do not have access to public capital markets or other conventional forms of financing. The Investment Company Act provides a body of regulation for investment companies whose shares are offered to the public. BDCs are subject to regulatory requirements under the Investment Company Act that are designed to facilitate their investment in the types of companies whose need to raise capital was the impetus behind Congress’ action in adding the BDC as a category of investment company.

Most BDCs are operated so as to qualify as a RIC for U.S. federal income tax purposes because a RIC generally is not subject to corporate level U.S. federal income tax on any of its ordinary income and long-term capital gain that it distributes to its stockholders, so long as it distributes at least 90% of its “investment company taxable income” to its stockholders in a timely manner.

The BDC structure provides the following benefits to individual investors:

•	Access to investments that have historically been accessible outside the BDC model generally only by high-net-worth and institutional investors (such as pension funds and endowments) primarily due to high minimum investment and specialized investment expertise requirements;

•	Investments managed by professionals with specialized expertise and experience necessary to fully understand and evaluate investment opportunities and manage investment holdings;

•	Potential to reduce risk by diversifying an individuals investment over a portfolio of assets without requiring a large investment; and

•	Investor protection under the Investment Company Act, a substantive regulatory and disclosure regime designed to, among other things, limit opportunities for overreaching by affiliates of the BDC.

Transaction Types

The companies in which BDCs typically invest require capital for a number of different purposes, including management buyouts, leveraged buyouts, recapitalization and growth and acquisition financing.

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Management Buyouts. Management buyouts often occur when business owners, often for estate planning reasons, seek to transition out of an investment, but existing management desires to remain with the company to realize what they perceive as its potential for significant value creation. In such transactions, company management will often seek a financial sponsor to aid in the purchase of the company through a combination of equity and debt.

Recapitalizations. Recapitalizations occur when firms can benefit by changing their capital structure to enhance equity returns and/or allow existing investors to realize value through a significant, one-time distribution. In some instances, firms may be able to support additional debt due to growth in profitability and in other cases may seek external investment to partially or fully replace existing investors. Recapitalizations are also a key means of exit for institutional investors that are required to return capital to their stakeholders.

Growth and Acquisition Financings. Growth and acquisition financings occur when private firms need capital to fund growth opportunities. Private firms represent a significant portion of the growth segment of the U.S. economy and these firms often do not have adequate internally generated cash flow to fund growth organically or through acquisitions. These firms usually seek capital from external sources, including banks, mezzanine lenders, private equity firms, venture capital firms or the public markets.

Capital Structure

Investments by BDCs may take a number of different forms, depending on the needs and capital structure of the investments. Typically investors determine the appropriate type of investment based upon their risk and return requirements. Senior secured debt is the most secure investment because it typically has the first claim on some or all of the assets and cash flows of the company, followed by second lien and mezzanine debt, preferred equity and finally common equity. Due to this priority of cash flows and claims on assets, an investment’s risk increases as it moves up the capital structure. Investors are usually compensated for the risks associated with junior status in the form of higher return potential, either through higher interest payments or potentially higher capital appreciation. We intend to invest throughout our portfolio companies’ preferred and common equity investments, capital structures, occasionally including senior secured loans, second lien loans and mezzanine loans.

Key Components of Operations

Investment Objective and Strategy

Our investment objective is to generate long-term capital appreciation through equity investments in early stage growth companies. Occasionally, we will seek to generate current income through debt investments.

Our investment activities will be managed by our officers and supervised by our board of directors, a majority of who will be independent. We intend to focus our private equity on investing in start-up and early stage companies, which we define as companies from pre-revenue startups through established early stage companies with annual revenues up to $25 million. Early stage companies are typically private companies, but we may occasionally invest in public companies that qualify as eligible portfolio companies for BDCs under the Investment Company Act. We intend to generate the majority of our long-term capital appreciation by investing in equity of private U.S. companies.

In order to diversify our investment portfolio and to the extent allowed by the Investment Company Act and consistent with our continued qualification as a RIC, we may also invest in loans to larger companies, which should be more liquid than the debt and equity securities of smaller companies. In addition, as a strategy to manage excess cash, we may make smaller and differing types of investments in, for example, high quality debt securities, and other public and private yield-oriented debt and equity securities.

We will seek to maximize returns while preserving our capital by applying rigorous due diligence and financial analysis in making investments and carefully monitoring our investments on an ongoing basis. We expect our investments to range in size between approximately $250,000 to $5 million each, although this investment size may vary as the size of our capital base changes. In most cases, companies will be privately held at the time we invest in them. We may invest in common equity, preferred equity, convertible preferred equity, convertible debt, mezzanine debt, subordinated unsecured debt, senior unsecured debt or senior secured debt, some of which may generate current yield.

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Our level of investment activity can and does vary substantially from period to period depending on many factors, including the amount of debt and equity capital available to early-stage companies, the level of merger and acquisition activity for such companies, the general economic environment, the amount of capital we have available to us and the competitive environment for the type of investments we make.

As a BDC, and in order to continue to qualify as a BDC, we must not acquire any assets other than “qualifying assets” specified in the Investment Company Act unless, at the time the acquisition is made, at least 70% of our total assets are qualifying assets (with certain limited exceptions). Qualifying assets include investments in “eligible portfolio companies.” Pursuant to rules adopted by the SEC, “eligible portfolio companies” include certain companies that do not have any securities listed on a national securities exchange and public companies whose securities are listed on a national securities exchange but whose market capitalization is less than $250 million. See “REGULATION” at page [____]. We may, far less frequently, also invest in debt and equity securities of companies located outside of the United States. Although it is difficult to determine with any precision what percentage of our assets at any given time will be represented by non-qualifying assets (as the balances in our portfolio will shift over time due to investment opportunities and market conditions), all such investments will be made in compliance with the Investment Company Act and in a manner that will not jeopardize our status as a RIC.

Our equity and debt investments may be supplemented by equity equivalent instruments, such as warrants, options to buy a minority interest, or contractual payment rights or rights to receive a proportional interest in the operating cash flow or net income of a portfolio company. Any warrants we receive with our debt securities will often have only a nominal exercise price, and thus, as a portfolio company appreciates in value, we may achieve additional investment return at small additional expense. We intend to structure such warrants to include provisions protecting our minority or, if applicable, controlling interest, as well as puts, or rights to sell such securities back to the portfolio company upon the occurrence of specified events. In addition, we may obtain demand or “piggyback” registration rights in connection with these equity interests.

We plan to hold many of our equity investments until a liquidity event takes place, including a recapitalization of a company, a merger or acquisition with or by another company, or an initial public offering of a portfolio company. We plan to hold many of our debt investments to maturity or repayment, but will sell these investments earlier if a liquidity event takes place, such as the sale or recapitalization of a company, or if we otherwise determine that a sale is in our best interest.

Revenues

We plan to generate revenue in the form of capital gains, dividends, and interest. In addition, we may generate revenue from our portfolio companies in the form of commitment, origination, structuring or diligence fees, monitoring fees, fees for providing managerial assistance and possibly consulting fees and performance-based fees. Any such fees will be recognized as earned.

We may generate revenue in the form of interest income on debt investments and, to a lesser extent, capital gains and distributions, if any, on investment securities that we may acquire in portfolio companies. In some cases, some of our investments may provide for deferred interest payments or “payment in kind” (“PIK”) interest. The principal amount of the debt investments and any accrued but unpaid interest generally becomes due at the maturity date.

In addition, we may generate revenue in the form of commitment, origination, structuring or diligence fees, fees for providing managerial assistance and consulting fees. Loan origination fees, original issue discount and market discount or premium are capitalized, and we accrete or amortize such amounts into income. We record contractual prepayment premiums on loans and debt securities as income.

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Dividend income on preferred equity investments, if any, is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity investments, if any, is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies.

Expenses

Our primary operating expenses will be the cost of our operations and transactions, including (without limitation) fees and expenses relating to:

•	corporate and organizational expenses relating to offerings of our common stock, subject to limitations included in the investment advisory and management services agreement;

•	the cost of calculating our net asset value, including the cost of any third-party valuation services;

•	the cost of effecting sales and repurchase of shares of our common stock and other securities;

•	fees payable to third parties relating to, or associated with, making investments and valuing investments, including fees and expenses associated with performing due diligence reviews of prospective investments;

•	fees and expenses associated with marketing efforts;

•	federal and state registration fees;

•	federal, state and local taxes;

•	independent directors’ fees and expenses;

•	costs of proxy statements, stockholders’ reports and notices;

•	fidelity bond, directors and officers/errors and omissions liability insurance and other insurance premiums;

•	direct costs such as hosting and server costs, printing, mailing, telephone, and staff;

•	fees and expenses associated with independent audits and outside legal costs, including compliance with the Sarbanes-Oxley Act;

•	costs associated with our reporting and compliance obligations under the Investment Company Act and applicable federal and state securities laws;

•	brokerage commissions for our investments; and

•	legal, accounting and other costs associated with structuring, negotiating, documenting and completing our investment transactions.

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Leverage

We may borrow money and lever our investment portfolio, subject to the limitations of the Investment Company Act, with the objective of increasing our yield. This is known as “leverage” and could increase or decrease returns to our stockholders. The use of leverage involves significant risks. As a BDC, with certain limited exceptions, we will only be permitted to borrow amounts such that our asset coverage ratio, as defined in the Investment Company Act, equals at least 2 to 1 after such borrowing. Certain trading practices and investments, such as reverse repurchase agreements, may be considered borrowings or involve leverage and thus subject to Investment Company Act restrictions. In accordance with applicable SEC staff guidance and interpretations, when we engage in such transactions, instead of maintaining asset coverage ratio of at least 2 to 1, we will segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to our exposure, on a mark-to-market basis, to such transactions (as calculated pursuant to requirements of the SEC). Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered borrowings for these purposes. Practices and investments that may involve leverage but are not considered borrowings are not subject to the Investment Company Act’s asset coverage requirement and we will not otherwise segregate or earmark liquid assets or enter into offsetting positions for such transactions. The amount of leverage that we employ will depend on our board of directors’ assessment of market conditions and other factors at the time of any proposed borrowing.

Distribution Policy

We intend to authorize, declare and pay distributions quarterly as soon as practicable. Subject to our board of directors’ discretion and applicable legal restrictions, our board of directors intends to authorize and declare a quarterly distribution amount per share of our common stock. We will then calculate each stockholder’s specific distribution amount for the quarter using record and declaration dates and your distributions will begin to accrue on the date we accept your subscription for shares of our common stock. From time to time, we may also pay interim distributions at the discretion of our board. Each year a statement on Internal Revenue Service Form 1099-DIV (or any successor form) identifying the source of the distribution (i.e., paid from ordinary income, paid from net capital gain on the sale of securities, and/or a return of paid-in capital surplus which is a nontaxable distribution) will be delivered via postal service or electronically to our stockholders. Our distributions may exceed our earnings, especially during the period before we have substantially invested the proceeds from this offering. As a result, a portion of the distributions we make may represent a return of capital for tax purposes.

We intend to elect to be treated, and intend to qualify annually thereafter, as a RIC under Subchapter M of the Code. To obtain and maintain RIC tax treatment, we must, among other things, distribute at least 90% of our ordinary income and realized net short-term capital gain in excess of realized net long-term capital loss, if any. In order to avoid certain excise taxes imposed on RICs, we currently intend to distribute, or be deemed to distribute, during each calendar year an amount at least equal to the sum of (1) 98% of our ordinary income for the calendar year, (2) 98% of our capital gain in excess of capital loss for the one-year period ending on October 31 of the calendar year and (3) any ordinary income and net capital gain for preceding years that were not distributed during such years and on which we paid no U.S. federal income tax.

We have adopted an “opt out” distribution reinvestment plan for our common stockholders. As a result, if we make a distribution, then stockholders will have their cash distributions reinvested in additional shares of our common stock unless they specifically “opt out” to the distribution reinvestment plan so as to receive distributions in cash. See “DISTRIBUTION REINVESTMENT PLAN.”

Any distributions reinvested under the plan will nevertheless remain taxable to U.S. stockholders. If you hold shares in the name of a broker or financial intermediary, you should contact the broker or financial intermediary regarding your election to receive distributions in additional shares of our common stock.

Critical Accounting Policies

This discussion of our expected operating plans is based upon our expected financial statements, which will be prepared in accordance with accounting principles generally accepted in the U.S., or GAAP. The preparation of these financial statements will require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Changes in the economic environment, financial markets and any other parameters used in determining such estimates could cause actual results to differ. In addition to the discussion below, we will describe our critical accounting policies in the notes to our future financial statements.

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Valuation of Portfolio Investments

Our board of directors has established procedures for the valuation of our investment portfolio. These procedures are detailed below.

Investments for which market quotations are readily available will be valued at such market quotations. For most of our investments, market quotations will not be available. With respect to investments for which market quotations are not readily available or when such market quotations are deemed not to represent fair value, our board of directors has approved a multi-step valuation process each quarter, as described below:

•	We will value each portfolio company or other investment, potentially with assistance from one or more independent valuation firms engaged by our board of directors;

•	the independent valuation firm, if involved, will conduct independent appraisals and make an independent assessment of the value of each investment;

•	the audit committee of our board of directors will review and discusses the preliminary valuation prepared by us and that of an independent valuation firm, if any; and

•	the board of directors will discuss the valuations and determine the fair value of each investment in our portfolio in good faith based on the input of an independent valuation firm, if any, and the audit committee.

Investments will be valued utilizing a cost approach, a market approach, an income approach, or a combination of approaches, as appropriate. The cost approach is most likely only to be used early in the life of an investment or if we determine that there has been no material change in the investment since purchase. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present value amount, calculated using an appropriate discount rate. The measurement is based on the net present value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that we may take into account in fair value pricing our investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the company’s ability to make payments, its earnings and discounted cash flows, the markets in which the company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, the principal market and enterprise values, among other factors.

We have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

ASC Topic 820 provides a consistent definition of fair value which focuses on exit price and prioritizes, within a measurement of fair value, the use of market-based inputs over entity-specific inputs. It defines fair value as the price an entity would receive when an asset is sold or when a liability is transferred in an orderly transaction between market participants at the measurement date. In addition, ASC Topic 820 provides a framework for measuring fair value and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels of valuation hierarchy established by ASC Topic 820 are defined as follows:

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•	Level 1: Quoted prices in active markets for identical assets or liabilities, accessible by the company at the measurement date.

•	Level 2: Quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active, or other observable inputs other than quoted prices.

•	Level 3: Unobservable inputs for the asset or liability.

In all cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each investment.

In accordance with ASC Topic 820, the fair value of our investments is defined as the price that we would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market in which that investment is transacted.

Net Realized Gains or Losses and Net Change in Unrealized Appreciation or Depreciation

We will measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees and prepayment penalties. Net change in unrealized appreciation or depreciation will reflect the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized appreciation or depreciation, when gains or losses are realized.

PORTFOLIO AND INVESTMENT ACTIVITY

Our management, under the supervision of the board of directors, monitors our portfolio companies on an ongoing basis, including the financial and growth trends of each portfolio company to determine if they are meeting their respective business plans and to assess the appropriate course of action for each company. We have several methods of evaluating and monitoring the performance and fair value of our investments, which may include the following:

•	assessment of success in adhering to the portfolio company’s business plan and compliance with covenants;

•	periodic or regular contact with portfolio company management to discuss financial position, requirements and accomplishments;

•	comparisons to our other portfolio companies in the industry, if any;

•	attendance at and participation in board meetings or presentations by portfolio companies;

•	review of monthly and quarterly financial statements and financial projections of portfolio companies; and

•	review of customer/user growth, acquisition costs, marketing strategies and future product development.

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As part of our monitoring process we also rely on software developed and provided by Startup Factory, Inc. This software provides a “real-time” snapshot of the health of our individual portfolio companies as well as the performance of our fund as a whole. The Startup Factory platform is new and we expect it to provide additional robust features in the future that will help us manage our fund. In addition to these tools, our investment management team grades the health of all investments on a scale of 1 to 4 no less frequently than quarterly. This system is intended primarily to reflect the underlying risk of a portfolio investment relative to our initial investment respect of such portfolio investment (i.e., at the time of origination or acquisition), although it may also take into account under certain circumstances the performance of the portfolio company’s business, and other relevant factors. The grading system is as follows:

•	investments graded “1” involve the least amount of risk to our initial investment. The trends and risk factors for this investment since origination or acquisition are generally favorable, which may include the performance of the portfolio company or a potential exit;

•	investments graded “2” involve a level of risk to our initial cost basis that is similar to the risk to our initial cost basis at the time of origination or acquisition. This portfolio company is generally performing as expected and the risk factors to our ability to ultimately recoup the cost of our investment are neutral to favorable. All investments or acquired investments in new portfolio companies are initially assessed a grade of 2;

•	investments graded “3” indicate that the risk to our ability to recoup the initial cost basis of such investment has increased materially since origination or acquisition, including as a result of factors such as declining financial and growth performance.

•	investments graded “4” indicate that the risk to our ability to recoup the initial cost basis of such investment has substantially increased since origination or acquisition, and the portfolio company likely has materially declining performance. For debt investments with an investment grade of 4, most or all of the debt covenants are out of compliance and payments are substantially delinquent. For investments graded 4, it is anticipated that we will not recoup our initial cost basis and may realize a substantial loss of our initial cost basis upon exit.

We grade the investments in our portfolio at least each quarter and it is possible that the grade of a portfolio investment may be reduced or increased over time. For investments graded 3 or 4, we enhance the level of scrutiny over the monitoring of such portfolio company.

FINANCIAL CONDITION, LIQUIDITY AND CAPITAL RESOURCES

The primary use of existing funds and any funds raised in the future, including from this offering, is expected to be for our investments in portfolio companies, cash distributions to our stockholders or for other general corporate purposes, including paying for operating expenses or debt service to the extent we borrow or issue senior securities. See “DISTRIBUTIONS.”

We will seek to generate cash primarily from the net proceeds of this offering, and from cash flows from interest and dividends earned from our investments and principal repayments and proceeds from sales of our investments. Our primary use of funds will be investments in companies, payments of our expenses and distributions to holders of our common stock. We will sell our shares on a continuous basis at a price of $50.00; however, if our NAV increases above $50.00 per share by more than 10%, we will increase the offering price to a price which, after deduction of any potential sales load, it will be at least equal to our NAV. In connection with each closing on the sale of shares of our common stock pursuant to this prospectus, our board of directors or a committee thereof is required to make the determination within 48 hours of the time that we price our shares for sale that we are not selling shares of our common stock at a price materially below our then current NAV. Prior to each closing, to the extent we are required to do so under applicable disclosure obligations, we will update the information contained in this prospectus, including with regard to any changes in the offering price per share, by filing a prospectus supplement with the SEC, and we will also post any updated information to our website.

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Equity Issuances

Except for the initial private placement of preferred stock to founders of SumuFund in connection with our organization, there were no other private or public sales of our capital stock since the commencement of our operations on [April ___, 2015].

HEDGING

To the extent that we make loans, and any of such loans is denominated in a currency other than U.S. dollars, we may enter into currency hedging contracts to reduce our exposure to fluctuations in currency exchange rates. We may also enter into interest rate hedging agreements. Such hedging activities, which will be subject to compliance with applicable legal requirements, may include the use of futures, options, swaps and forward contracts. Costs incurred in entering into such contracts or in settling them, if any, will be borne by us. If necessary, we will claim no-action relief from CFTC regulation as a commodity pool operator pursuant to a CFTC staff no-action letter with respect to our operations, which means that we will be limited in our ability to use futures contracts or options on futures contracts or engage in swap transactions. As of May 1st, 2015, no hedging activities were used.

OFF-BALANCE SHEET ARRANGEMENTS

We may become a party to financial instruments with off-balance sheet risk in the normal course of our business to fund investments and to meet the financial needs of our portfolio companies. These instruments may include commitments to extend credit and involve, to varying degrees, elements of liquidity and credit risk in excess of the amount recognized in the balance sheet. There were no off-balance sheet arrangements as of May 1st, 2015.

QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

If we do choose in the future to use leverage to enhance our returns, we will be subject to financial market risks, including changes in interest rates and the valuations of our investment portfolio.

Interest rate sensitivity refers to the change in our earnings that may result from changes in the level of interest rates. Our net investment income will be affected by the difference between the rate at which we invest and the rate at which we borrow. As a result, there can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income if leverage is used. See “RISK FACTORS—Risks Relating to Our Business and Structure—We are exposed to risks associated with changes in interest rates” at page [___].

CRITICAL ACCOUNTING POLICIES

Our discussion and analysis of our financial condition and results of operations are based upon our financial statements, which have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Changes in the economic environment, financial markets and any other parameters used in determining such estimates could cause actual results to differ materially. In addition to the discussion below, our critical accounting policies are further described in the notes to the financial statements.

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Valuation of Portfolio Investments

As a BDC, we conduct the valuation of our assets, pursuant to which our NAV shall be determined, at all times consistent with GAAP and the Investment Company Act. Our board of directors, with the assistance of our Audit Committee, determines the fair value of our assets on at least a quarterly basis, in accordance with the terms of FASB Accounting Standards Codification Topic 820, Fair Value Measurement and Disclosures (“ASC 820”). Our valuation procedures are set forth in more detail below.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market-based measurement, not an entity-specific measurement. For some assets and liabilities, observable market transactions or market information might be available. For other assets and liabilities, observable market transactions and market information might not be available. However, the objective of a fair value measurement in both cases is the same—to estimate the price when an orderly transaction to sell the asset or transfer the liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

ASC 820 establishes a hierarchical disclosure framework which ranks the observability of inputs used in measuring financial instruments at fair value. The observability of inputs is impacted by a number of factors, including the type of financial instruments and their specific characteristics. Financial instruments with readily available quoted prices, or for which fair value can be measured from quoted prices in active markets, generally will have a higher degree of market price observability and a lesser degree of judgment applied in determining fair value. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these securities.

The three-level hierarchy for fair value measurement is defined as follows:

•	Level 1—inputs to the valuation methodology are quoted prices available in active markets for identical instruments as of the reporting date. The type of financial instruments included in Level 1 include unrestricted securities, including equities and derivatives, listed in active markets.

•	Level 2—inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date. The type of financial instruments in this category includes less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, and certain over-the-counter derivatives where the fair value is based on observable inputs.

•	Level 3—inputs to the valuation methodology are unobservable and significant to overall fair value measurement. The inputs into the determination of fair value require significant management judgment or estimation. Financial instruments that are included in this category include investments in privately held entities and certain over-the-counter derivatives where the fair value is based on unobservable inputs.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and considers factors specific to the financial instrument.

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We assume the majority of our investments will fall within Level 3 of the fair value hierarchy. We do not expect that there will be readily available market values for most of the investments which are in our portfolio, and we will value such investments at fair value as determined in good faith by or under the direction of our board of directors using a documented valuation policy, described below, and a consistently applied valuation process. The factors that may be taken into account in pricing our investments at fair value include, as relevant, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, and the markets in which the portfolio company does business, comparison to publicly traded securities and other relevant factors. Available current market data will be considered such as applicable market yields and multiples of publicly traded securities, comparison of financial ratios of peer companies, and changes in the interest rate environment and the credit markets that may affect the price at which similar investments would trade in their principal market, and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, we consider the pricing indicated by the external event to corroborate or revise our valuation. Under current auditing standards, the notes to our financial statements refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on our financial statements.

With respect to investments for which market quotations are not readily available, or for which market quotations are deemed not reflective of the fair value, the valuation procedures adopted by our board of directors contemplates a multi-step valuation process each quarter, as described below:

•	Our quarterly valuation process begins with each portfolio company or investment being initially valued by our internal investment management team responsible for the portfolio investment;

•	Our board of directors may engage independent valuation firms to provide independent valuations of the investments for which market quotations are not readily available or are readily available but deemed not reflective of the fair value of an investment. The independent valuation firms independently value such investments using quantitative and qualitative information provided by the investment professionals of our investment management team as well as any market quotations obtained from independent pricing services, brokers, dealers or market dealers. The independent valuation firms also provide analyses to support their valuation methodology and calculations. The independent valuation firms provide an opinion on a final range of values on such investments to the board of directors or the Audit Committee. The independent valuation firms define fair value in accordance with ASC 820 and utilize valuation techniques including the market approach, income approach, or both approaches. At least a portion of our portfolio will be reviewed on a quarterly basis and all investments in the portfolio for which market quotations are not readily available, or are readily available, but deemed not reflective of the fair value of an investment, will be reviewed at least annually by independent valuation firms;

•	The Audit Committee of our board of directors reviews valuation information provided by independent valuation firms. The Audit Committee then assesses and supplements, as it deems appropriate, such valuation recommendations; and

•	Our board of directors discusses the valuations and determines the fair value of each of our investments in good faith, based on the input of an independent valuation firms and the Audit Committee.

Investment Transactions and Related Investment Income

We record our investment transactions on a trade date basis. Realized gains and losses are based on the specific identification method. Dividend income on common equity investments are recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. Interest income and dividend income are presented net of withholding tax, if any. Interest income and expense include accretion of discounts and amortization of premiums recorded over the life of the underlying instrument using the effective interest method.

We carry our investments in securities at fair value. Fair value generally is based on quoted market prices, broker or dealer quotations, or alternative price sources. In the absence of quoted market prices, broker or dealer quotations, or alternative price sources, investments in securities are measured at fair value as determined by us and/or by one or more independent third parties.

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Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material.

Determination of Our Net Asset Value

We will determine the net asset value of our investment portfolio each quarter in reliance on a software platform/ program that will be maintained by Startup Factory, Inc., an affiliated company of SumuFund. Securities that are publicly-traded will be valued at the reported closing price on the valuation date. Securities that are not publicly-traded will be valued at fair value as determined in good faith by our board of directors. In connection with that determination, we anticipate that our valuations will be prepared using relevant inputs, including but not limited to indicative dealer quotes, values of like securities, the most recent financial statements of portfolio assets and forecasts. In the future we anticipate handing this function off to Startup Factory.

The Financial Accounting Standards Board has issued Statement of Financial Accounting Standards No. 157, Fair Value Measurement (as codified in the Accounting Standards Codification under Topic 820, or ASC Topic 820), which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

With respect to investments for which market quotations are not readily available, we expect to undertake a multi-step valuation process each quarter, as described below:

Our quarterly valuation process will begin with each portfolio company being initially valued by our investment committee, with such valuation potentially taking into account information received from an independent valuation firm, if applicable;

Preliminary valuation conclusions will then be documented and discussed with our audit committee;

Our audit committee will review the preliminary valuation and our investment committee, together with our independent valuation firm, if applicable, will supplement the preliminary valuation to reflect any comments provided by the audit committee; and

Our board of directors will discuss valuations and determine the fair value of each investment in our portfolio in good faith based on various statistical and other factors, including the input and recommendation of our investment management team, the audit committee and any third-party valuation firm, if applicable.

Below is a description of factors that our board of directors may consider when valuing our equity and debt investments.

Equity interests for which there is no liquid public market will be valued at fair value. The board of directors, in its analysis of fair value, may consider various factors, such as multiples of EBITDA, cash flows, net income, revenues, market share, competitive advantage, strength of management team and intellectual property rights. All of these factors may be subject to adjustments based upon the particular circumstances of a company or our actual investment position.

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Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, we will incorporate these factors into discounted cash flow models to arrive at fair value. Other factors that our board will consider include the borrower’s ability to adequately service its debt, the fair market value of the company in relation to the face amount of its outstanding debt and the quality of collateral securing our debt investments.

We may also look to private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments or industry practices in determining fair value. We may also consider the size and scope of a company and its specific strengths and weaknesses, as well as any other factors we deem relevant in assessing the value. Generally, the value of our equity interests in public companies for which market quotations are readily available is based upon the most recent closing public market price. Portfolio securities that carry certain restrictions on sale are typically valued at a discount from the public market value of the security.

Determinations in Connection With Offerings

We will sell our shares on a continuous basis at an initial offering price of $50 per share. If our NAV increases by more than 10% from our NAV as of the previous closing (which we have determined to be material), we will sell at a price necessary to ensure that shares are not sold at a price per share, after deduction of the sales load, which is below our NAV. In connection with each closing of sales of our shares in this offering, our board of directors or a committee thereof is required within 48 hours of the time of such closing, to make the determination that we are not selling shares of our common stock at a price which, after deducting the sales load, is below our then current NAV. The board of directors or a committee thereof will consider the following factors, among others, in making such determination:

The NAV of our common stock is disclosed in the most recent periodic report we file with the SEC;

Our management’s assessment of whether any material change in our NAV has occurred (including through the realization of net gains on the sale of our portfolio investments) from the period beginning on the date of the most recently disclosed NAV to the period ending two days prior to the date of the closing; and

The magnitude of the difference between the NAV disclosed in the most recent periodic report we filed with the SEC and our management’s assessment of any material change in the NAV since the date of the most recently disclosed NAV, and the offering price of the shares of our common stock at the date of closing.

Importantly, this determination does not require that we calculate NAV in connection with each closing and sale of shares of our common stock, but instead it involves the determination by the board of directors or a committee thereof that, at the time at which the closing and sale is made, we are not selling shares of our common stock at a price which, after deducting the sales load, is materially below the then current NAV.

Moreover, to the extent that there is even a remote possibility that we may (i) issue shares of our common stock at a price which, after deducting the sales load, is materially below the then current NAV of our common stock at the time at which the closing and sale is made or (ii) trigger the undertaking (which we provided to the SEC in the registration statement to which this prospectus is a part) to suspend the offering of shares of our common stock pursuant to this prospectus if our NAV fluctuates by certain amounts in certain circumstances until the prospectus is amended, our board of directors or a committee thereof will elect, in the case of clause (i) above, either to postpone the closing until such time that there is no longer the possibility of the occurrence of such event or to undertake to determine NAV within two days prior to any such sale to ensure that such sale will not be at a price which, after deducting the sales load, is materially below our then current NAV, and, in the case of clause (ii) above, to comply with such undertaking or to undertake to determine NAV to ensure that such undertaking has not been triggered.

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These processes and procedures are part of our compliance policies and procedures. Records will be made contemporaneously with all determinations described in this section and these records will be maintained with other records we are required to maintain under the Investment Company Act. Promptly following any adjustment to the offering price per share of our common stock offered pursuant to this prospectus, we will update this prospectus by filing a prospectus supplement with the SEC. We will also make updated information available via our website.

Distribution Policy

We intend to pay annual distributions to our stockholders out of assets legally available for distribution. Future annual distributions, if any, will be determined by our board of directors. All distributions will be subject to lawfully available funds therefor, and no assurance can be given that we will be able to declare distributions in future periods.

We intend to timely distribute to our stockholders substantially all of our annual taxable income for each year, except that we may retain certain net capital gains for reinvestment and, depending upon the level of taxable income earned in a year, we may choose to carry forward taxable income for distribution in the following year and pay any applicable U.S. federal excise tax. Stockholders should read carefully any written disclosure accompanying a distribution from us and should not assume that the source of any distribution is our net ordinary income or capital gains. The distributions we pay to our stockholders in a year may exceed our net ordinary income and capital gains for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes. The specific tax characteristics of our distributions will be reported to stockholders after the end of the calendar year. See “DISTRIBUTIONS” at page [___].

Concurrent with this offering, we will adopt an “opt out” dividend reinvestment plan for our common stockholders. As a result, if we declare a cash distribution, each stockholder that has not “opted out” of our dividend reinvestment plan will have its distribution automatically reinvested in additional shares of our common stock rather than receiving the cash distribution. Stockholders who receive distributions in the form of shares of common stock will generally be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions and, for this purpose, stockholders receiving distributions in the form of stock will generally be treated as receiving distributions equal to the fair market value of the stock received through the plan; however, since their cash distributions will be reinvested, those stockholders will not receive cash with which to pay any applicable taxes.

Non-Accrual Status

Loans or debt securities are placed on non-accrual status when there is reasonable doubt that principal or interest will be collected. Accrued interest generally is reversed when a loan or debt security is placed on non-accrual status. Interest payments received on non-accrual loans or debt securities may be recognized as income or applied to principal depending upon management’s judgment. Non-accrual loans and debt securities are restored to accrual status when past due principal and interest is paid and, in management’s judgment, are likely to remain current. We may make exceptions to this treatment if the loan has sufficient collateral value and is in the process of collection.

Federal Income Taxes

We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code, commencing with our taxable year ended December 31, 2015. As a RIC, we generally will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that we timely distribute to our stockholders as dividends. To maintain our RIC status, we must meet specified source-of-income and asset diversification requirements and timely distribute to our stockholders at least 90% of our investment company taxable income for each year. Depending upon the level of taxable income earned in a year, we may choose to carry forward taxable income for distribution in the following year and pay any applicable U.S. federal excise tax. We generally will be required to pay such U.S. federal excise tax if our distributions during a calendar year do not exceed the sum of (1) 98% of our net ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of our capital gains in excess of capital losses for the one-year period ending on October 31 of the calendar year and (3) any net ordinary income and capital gains in excess of capital losses for preceding years that were not distributed during such years.

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Because federal income tax regulations differ from GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

PLAN OF DISTRIBUTION

This is a continuous offering of our of common stock as permitted by the U.S. federal securities laws. We intend to file post-effective amendments to the registration statement of which this prospectus is a part, that are subject to SEC review, to allow us to continue this offering for at least five years from the date of the effectiveness of the registration statement. This offering must be qualified or registered in every state in which we offer or sell shares. Generally, such qualifications or registrations are effective for a period of one year. Thus, we may have to stop selling shares in any state in which our registration is not annually renewed or otherwise extended.

We do not at this time seek to engage a broker-dealer to act as an underwriter or a placement agent for our shares. Our management team will directly market the offering and sales of our common stock, primarily through the Internet and social media sites, as well as seminars and other promotional events. We will work with affiliated companies to establish an electronic platform to facilitate offers and sales of our common stock.

If our management determines that it is in the best interests of SumuFund and its stockholders to have our common stock sold by a broker-dealer in either underwritten transactions or on an agency basis, we will consider the pursuit of such an arrangement. Of course, if we engage an underwriter or selling agent the price per share will reflect the deducting of selling commissions and dealer fees.

•	Prospective investors will be able to review this prospectus and effect the sales of our common stock via a proprietary Internet-based platform that will allow prospective investors to log on after creating an investor account, demonstrating their state of residency and qualification for purchasing our common stock, completing a subscription agreement (in the form attached to this prospectus as Appendix A and available on our web site) for a specific dollar amount equal to or greater than $500, and pay such amount at the time your subscription is accepted by SumuFund.

Payment by you may be processed as per the instructions in the subscription agreement. Subscriptions will be effective only upon our acceptance, and we reserve the right to reject any subscription in whole or in part, for any or no reason. Your payment must be made by credit card, a secured online payment system (e.g. PayPal), Automated Clearing House (“ACH”) or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. We do not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check). We reserve the right to accept in kind contributions of securities in exchange for our common stock.

•	Checks must be made payable to “SumuFund, Inc.” For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “SumuFund, Inc.” A $20 charge may be imposed on any returned checks.

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•	The Automated Clearing House system maintained by the Federal Reserve Bank allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

You may instruct the U.S. financial institution with which you have an account to make a federal funds wire payment to SumuFund. Your U.S. financial institution may charge you a fee for this service. Pending acceptance of your subscription, proceeds will be deposited into a non-interest bearing account for your benefit. Upon such acceptance, and receipt of payment we will directly issue the appropriate number of shares in book entry form, and you will receive a confirmation of each transaction and quarterly statements detailing your share balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements. We will sell our shares on a continuous basis at weekly closings at an initial offering price of $50.00 per share; however, to the extent that our NAV increases, we will sell at a price necessary to ensure that shares are not sold at a price per share that is below our NAV.

In addition, we have conducted a private placement of shares of our common stock and preferred stock to certain officers and members of our board of directors, and individuals and entities affiliated with SumuFund. We expect to issue the common stock shares purchased in the private placement at $50 per share.

In the event of a material decline in our NAV per share (we consider “material” to mean a [2.5]% decrease below our then-current net offering price), we will reduce our offering price in order to establish a new net offering price that is not more than [2.5]% above our NAV. If our NAV declines an amount more than [2.5]% below our current offering price, net of selling commissions if any, a rebuttable presumption is created that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of directors, in consultation with our management, reasonably and in good faith determines that the decline in NAV is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) NAV decreases to more than [2.5]% below our current net offering price and (ii) our board of directors believes that such decrease in NAV is the result of a non-temporary movement in the credit markets or the value of our assets, our board of directors will undertake to establish a new net offering price that is not more than [2.5]% above our NAV. If our board of directors determines that the decline in our NAV is the result of a temporary movement in the credit markets or the value of our assets, investors will purchase common stock at an offering price per share, net of selling commissions, if applicable, which represents a premium to the NAV and available on our web site at www.sumufund.com of greater than [2.5]%. See “DETERMINATION OF NET ASSET VALUE” at page [___].

Promptly following any adjustment to the offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted offering price, and we will also post the updated information on our website (www.sumufund.com), available for each investor to view. Information contained on our website is not incorporated by reference into this prospectus, and you should not consider that information to be part of this prospectus.

As soon as practicable, but in no event later than 15 days after acceptance of your subscription, we will issue book-entry shares to new stockholders.

ESTIMATED USE OF PROCEEDS

We intend to use substantially all of the proceeds from this offering, net of expenses and distributions, to make investments primarily in startup and early stage private companies in accordance with our investment objectives and using the strategies described in this prospectus. In addition, as a strategy to manage excess cash, we may make smaller and differing types of investments in, for example, syndicated loan opportunities, high quality debt securities, and other public and private yield-oriented debt and equity securities. The remainder will be used for working capital and general corporate purposes. Based on current market conditions, we anticipate that it may take several months to raise sufficient capital to begin investments and to fully invest the initial proceeds we receive in connection with this offering, depending on the availability of investment opportunities that are consistent with our investment objectives and strategies. There can be no assurance we will be able to sell all the shares we are registering. If we sell only a portion of the shares of common stock we are registering, we may be unable to achieve our investment objectives.

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Pending such use, we will invest the net proceeds of this offering primarily in long-term equity consistent with our status as a BDC and our election to be taxed as a RIC. During this time, we may employ a portion of the net proceeds to pay operating expenses, distributions to stockholders, and for general corporate purposes. We have not established any limit on the extent to which we may use borrowings, if any, or proceeds from this offering to fund the payment of operating expenses or distributions to stockholders (all of which may reduce the amount of capital we ultimately invest in assets).

The following table sets forth our estimate of how we intend to use the gross proceeds from this offering. Information is provided assuming that we sell the maximum 1,000,000 shares registered in this offering. The amount of our net proceeds may be more or less than the amount depicted in the table below depending on the public offering price of the common stock and the actual number of shares of common stock we sell in the offering. Because amounts in the following table are estimates, they may not accurately reflect the actual receipt or use of the offering proceeds.

Pending investment of the proceeds of this offering in portfolio companies we may employ a portion of the net proceeds to pay operating expenses, distributions to stockholders, and for general corporate purposes.

	Maximum Offering
	Amount	%
Gross Proceeds	$50,000,000.00	100.00%
Offering Expenses	$1,00,000.00	2.00%
Net Proceeds/Amount Available for Investments and Distribution Payments to Stockholders[1]	$49,000,000.00	98.00%

1 The North American Securities Administrators Association (“NASAA”) Omnibus Guidelines require that organizational and offering expenses plus any type of acquisition fees, acquisition commissions or acquisition expenses be limited, in the aggregate, to 18% of the proceeds and that at least 82% of proceeds be invested in portfolio investments.

RISK FACTORS

Investing in our common stock involves certain risks relating to our structure and investment objective. You should carefully consider these risk factors, together with all of the other information included in this prospectus, before you decide whether to make an investment in our common stock. The risks set forth below are not the only risks we face, and we may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. If any of the following risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the price per share of our common stock could decline, and you may lose all or part of your investment.

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Risks Relating to Our Business and Structure

We are a new company and do not have an operating history.

We were formed in March 2015 and will not commence operations until we have raised assets in an amount that our board of directors determines is sufficient to fund the initial investments of our investment program, which amount has not yet been determined and will depend on the portfolio company opportunities available to us and economic conditions and similar factors prevailing at the time. We have no operating history on which you might otherwise rely to evaluate our business and prospects. Prior to the closing of this offering, we will not have operated as a BDC or qualified to be treated as a RIC and our management will not have previously managed us or any other BDC or RIC. Consequently, we have no operating results as a BDC or RIC that can demonstrate to you the likely effect of the related regulatory frameworks on our business or our ability to operate our business under those frameworks. We will be subject to all of the business risks and uncertainties associated with any new business, particularly of this type, including the risk that we will not achieve our investment objectives, that we will not qualify or maintain our qualification as a BDC or RIC, and that the value of our common stock could decline substantially.

We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or become worthless. We anticipate that it could take up to twenty-four months to invest substantially all of the capital we expect to raise due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in private early stage companies. In order to comply with the RIC diversification requirements during the period following this offering, we may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which we expect will earn yields substantially lower than the interest, dividend or other income that we seek to receive in respect of suitable portfolio investments. Any distributions we pay during the period following this offering may be substantially lower than the distributions we expect to pay when the proceeds from this offering are fully invested in our portfolio.

Certain investors are limited in their ability to make significant investments in us.

Private funds that are excluded from the definition of “investment company” either pursuant to Section 3(c)(1) or 3(c)(7) of the Investment Company Act are restricted from acquiring directly or through a controlled entity more than 3% of our total outstanding voting stock (measured at the time of the acquisition). Investment companies registered under the Investment Company Act are also subject to this restriction as well as other limitations under the Investment Company Act that would restrict the amount that they are able to invest in our securities. As a result, certain investors may be precluded from acquiring additional shares, at a time that they might desire to do so.

Our financial condition, results of operations and cash flows depend on our ability to manage our business effectively.

Our ability to achieve our investment objective depends on our ability to manage our business and to grow our investments and earnings. This depends, in turn, on our ability to identify, invest in and monitor portfolio companies that meet our investment guidelines. The achievement of our investment objective on a cost-effective basis depends upon our execution of our investment process, its ability to provide competent, attentive and efficient services to us and, to a lesser extent, our access to financing on acceptable terms. Our officers and board of directors serving as internal investment managers have substantial responsibilities in connection with other aspects of the management of our operations and, in certain cases, may be involved in managing other investment funds, accounts and investment vehicles. Our personnel may be called upon to provide managerial assistance to our portfolio companies. These activities may distract them from servicing new investment opportunities or slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows.

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We are relying on our management to select and manage our investments, with limited investment advisory experience.

We will depend on the ability, diligence, skill and network of business contacts of our management to identify potential investments, to negotiate such acquisitions, to oversee the management of the investments, and to arrange their timely disposition. The departure of any of the officers and board members who are responsible for our investment strategy could have a material adverse effect on our ability to achieve our investment objective. There can be no assurances that the individuals currently employed by the SumuFund who will manage our portfolio will continue to be employed by the SumuFund or that it will be able to obtain suitable replacements if they leave.

Our management has no prior experience managing a BDC or a RIC.

The Investment Company Act and the Code impose numerous constraints on the operations of BDCs and RICs that do not apply to other investment vehicles previously managed by the principals and members of the investment committee or our directors. Our officers and directors do not have any prior experience managing a BDC or a RIC. Their lack of experience in managing a portfolio of assets under such constraints may hinder our ability to take advantage of attractive investment opportunities and, as a result, achieve our investment objective.

There are significant potential conflicts of interest which could adversely impact our investment returns.

Members of the board of directors and our officers serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as we do or of investment funds managed by their affiliates. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of us or our stockholders.

Our internal investment professionals may, from time to time, possess material nonpublic information, limiting our investment discretion.

Our officers and board of directors who manage our investment decisions may serve as officers and/or directors of, or in a similar capacity with, portfolio companies in which we invest, the securities of which are purchased or sold on our behalf. In the event that material nonpublic information is obtained with respect to such companies, or we become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, we could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on us.

We have not generated any investment income since our inception.

We do not know whether or when we will generate income from our investments and become profitable. To date, we have not invested in any portfolio companies and have incurred costs incurred in the development and formation of our business. We anticipate that we will continue to incur costs in excess of our income until and unless our investments in portfolio companies are successful. If these investments are not successful, we may never achieve or sustain profitability on a quarterly or annual basis. Our failure to become and remain profitable could impair our ability to raise capital, expand our business, diversify our investments or continue our operations.

We have not identified, made or contracted to make any specific investments the proceeds of this offering. As a result, you will not be able to evaluate the economic merits, transaction terms or other financial or operational data concerning our investments prior to purchasing shares of our common stock. You must rely on our board of directors and officers to implement our investment policies, evaluate our investment opportunities and structure the terms of our investments. This may hinder your ability to achieve your own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives.

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We have not established any limit on the amount of funds we may use from available sources, such as borrowings, if any, or proceeds from this offering, to fund distributions (which may reduce the amount of capital we ultimately invest in assets).

For a significant time after the commencement of our offering, a substantial portion of our distributions may be characterized as returns of capital for tax purposes and we cannot ensure that no portion of our distributions to stockholders will be paid from our offering proceeds. Stockholders should understand that such distributions are not based on our investment performance, and can only be sustained if we achieve positive investment performance in future periods. Shareholders should also understand that our future repayments will reduce the distributions that they would otherwise receive. There can be no assurance that we will achieve such performance in order to sustain these distributions, or be able to pay distributions at all.

Our ability to enter into transactions with our affiliates is restricted.

We are prohibited under the Investment Company Act from participating in certain transactions with certain affiliates without the prior approval of our independent directors and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be deemed to be our affiliate for purposes of the Investment Company Act and we will generally be prohibited from buying or selling any securities (other than our securities) from or to such affiliate, absent the prior approval of our disinterested directors. The Investment Company Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same companies (whether at the same or different times), without prior approval of our disinterested directors and, in some cases, the SEC. If a person acquires more than 25% of our voting securities, we are prohibited from buying or selling any security (other than any security of which we are the issuer) from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security (other than any security of which we are the issuer) from or to any company owned, in whole or in significant part, by a private equity fund managed by any of our directors or officers or an entity with which they are affiliated without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us. There is no assurance that any required SEC approvals will be obtained.

A failure on our part to maintain our qualification as a BDC would significantly reduce our operating flexibility.

If we fail to continuously qualify as a BDC we might become subject to regulation as a registered closed-end investment company under the Investment Company Act, which would significantly decrease our operating flexibility. In addition, failure to comply with the requirements imposed on BDCs by the Investment Company Act could cause the SEC to bring an enforcement action against us. For additional information on the qualification requirements of a business development company, see “REGULATION” on page [___].

Regulations governing our operation as a BDC and RIC will affect our ability to raise, and the way in which we raise, additional capital which may have a negative effect on our growth.

In order to qualify as a RIC for U.S. federal income tax purposes, we must, among other things, satisfy an annual distribution requirement. As a result, in order to fund new investments, we may need to periodically access the capital markets to raise cash. We may do so by issuing “senior securities.”

If the value of our assets declines, we may be unable to satisfy the asset coverage test, which would prohibit us from making distributions and could prevent us from qualifying as a RIC. If we cannot satisfy the asset coverage test, we may be required to sell a portion of our investments at a time when such sales may be disadvantageous.

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Our preferred stock ranks senior to our common stock in our capital structure and preferred stockholders have separate voting rights on certain matters and might have other rights, preferences (including as to dividends) and privileges more favorable than those of our common stockholders. The presence of preferred stock could delay or prevent a change in control or other transaction that might provide a premium price of our common stockholders or otherwise be in your best interest. Holders of our common stock would directly or indirectly bear all of the costs associated with offering and servicing any preferred stock that we issue.

We generally are not able to issue or sell our common stock at a price below NAV per share, which may be a disadvantage as compared with other public companies. We may, however, sell our common stock, or warrants, options or rights to acquire our common stock, at a price below the current NAV per share of the common stock if our board of directors and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders (as well as those stockholders that are not affiliated with us) approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the market value of such securities (less any underwriting commission or discount). If our common stock trades at a discount to our NAV per share, this restriction could adversely affect our ability to raise capital.

We also may make rights offerings to our stockholders at prices less than NAV per share, subject to applicable requirements of the Investment Company Act. If we raise additional funds by issuing more shares of our common stock or issuing senior securities convertible into, or exchangeable for, our common stock, the percentage ownership of our stockholders may decline at that time and our stockholders may experience dilution. Moreover, we can offer no assurance that we will be able to issue and sell additional equity securities in the future on terms favorable to us or at all.

In addition, we may in the future seek to securitize our portfolio securities to generate cash for funding new investments. To securitize loans, we would likely create a wholly-owned subsidiary and contribute a pool of loans to the subsidiary. We would then sell interests in the subsidiary on a non-recourse basis to purchasers and we would retain all or a portion of the equity in the subsidiary. An inability to successfully securitize our loan portfolio could limit our ability to grow our business or fully execute our business strategy and may decrease our earnings, if any. The securitization market is subject to changing market conditions and we may not be able to access this market when we would otherwise deem appropriate. Moreover, the successful securitization of our portfolio might expose us to losses as the residual investments in which we do not sell interests will tend to be those that are riskier and more apt to generate losses. The Investment Company Act also may impose restrictions on the structure of any securitization.

A significant portion of our investment portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there could be uncertainty as to the actual market value of our portfolio investments.

Under the Investment Company Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value, as determined by our board of directors. Since most of our investments will not be publicly-traded or actively traded on a secondary market, our board of directors will determine their fair value quarterly in good faith.

Factors that may be considered in determining the fair value of our investments include: dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any related collateral, the earnings of the portfolio company and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly-traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. Due to this uncertainty, our fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.

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Because our business model depends to a significant extent upon the business relationships of our board of directors and officers, their inability to maintain or develop these contacts and relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.

We expect that our relationships with accelerator programs, such as Startup Factory Inc. and industry trade partners, may be relied upon to a significant extent to provide us with potential investment opportunities, but we have no assurance of that. If our management fails to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom our professionals have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

Beneficial owners of our equity securities may be subject to certain regulatory requirements based on their ownership percentages.

A beneficial owner, either directly or indirectly, of more than 25% of our voting securities is presumed to control us under the Investment Company Act. Certain events beyond an investor’s control may result in an increase in the percentage of such investor’s beneficial ownership of our shares, including the repurchase by us of shares from other stockholders. Control of us would also arise under the Investment Company Act if a person has the power to exercise a controlling influence over our management or policies, unless that power is solely the result of an official position with us. In the event you are or become a person that controls us, you and certain of your affiliated persons will be subject to, among other things, prohibitions or restrictions on engaging in certain transactions with us and certain of our affiliated persons. A beneficial owner of a large number of our equity securities will also become subject to public reporting obligations.

We will incur significant costs as a result of being a public company.

Public companies incur legal, accounting and other expenses, including costs associated with the periodic reporting requirements applicable to a company whose securities are registered under the Exchange Act, as well as additional corporate governance requirements, including requirements under the Sarbanes-Oxley Act. Accordingly, once our common stock becomes registered under the Exchange Act, we will incur significant additional costs. These requirements may place a strain on our systems and resources. The Exchange Act requires that we file annual, quarterly and current reports with respect to our business and financial condition. The Sarbanes-Oxley Act requires that we maintain effective disclosure controls and procedures and internal controls over financial reporting, which are discussed below. See “REGULATION—Sarbanes-Oxley Act.” In order to maintain and improve the effectiveness of our disclosure controls and procedures and internal controls, significant resources and management oversight will be required. We will be implementing additional procedures, processes, policies and practices for the purpose of addressing the standards and requirements applicable to public companies. These activities may divert management’s attention from other business concerns, which could have a material adverse effect on our business, financial condition, results of operations and cash flows. We expect to incur significant additional annual expenses related to these steps and, among other things, directors’ and officers’ liability insurance, director fees, reporting requirements of the SEC, transfer agent fees, additional administrative expenses payable to our administrator to compensate it for hiring additional accounting, legal and administrative personnel, increased auditing and legal fees and similar expenses.

The systems and resources necessary to comply with public company reporting requirements will increase further once we cease to be an “emerging growth company” under the JOBS Act. As long as we remain an emerging growth company, we intend to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies, including not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act. We will remain an emerging growth company for up to five years following the IPO, although if, before that time, among other things, the market value of our common stock that is held by non-affiliates exceeds $700 million (measured at the end of each fiscal year) as of the last business day of our most recently completed second fiscal quarter and we have been an Exchange Act reporting company for at least one year (and filed at least one annual report under the Exchange Act), we would cease to be an emerging growth company as of the following December 31.

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Our ability to grow depends on our ability to raise additional capital.

If we do not have adequate capital available for investment, our performance could be adversely affected. In addition, we have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code beginning with our taxable year ended December 31, 2015. To maintain our status as a RIC, among other requirements, we are required to distribute to our stockholders on a timely basis an amount equal to at least 90% of our investment company taxable income for each taxable year. Consequently, such distributions will not be available to fund new investments. We will offer our investors a Dividend Reinvestment Program which will generate funding that may be applied to investments in existing or new portfolio companies

In addition, with certain limited exceptions, we are only allowed to borrow amounts or issue debt securities or preferred stock, which we refer to collectively as “senior securities,” such that our asset coverage ratio, as defined under the Investment Company Act, equals at least 2 to 1 immediately after such borrowing (except in connection with certain trading practices and investments), which, in certain circumstances, may restrict our ability to borrow or issue debt securities or preferred stock. The amount of leverage that we will employ will depend on assessment of market conditions and other factors at the time of any proposed borrowing or issuance of senior securities. We cannot assure you that we will be able to obtain lines of credit in the future or issue senior securities at all or on terms acceptable to us.

Furthermore, equity capital may be difficult to raise because, subject to some limited exceptions, as a BDC, we are generally not able to issue additional shares of our common stock at a price per share less than NAV without first obtaining approval for such issuance from our stockholders and our Independent Directors.

Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital.

The Investment Company Act imposes numerous constraints on the operations of BDCs. See “REGULATION” at page [__] for a discussion of BDC limitations. For example, BDCs are required to invest at least 70% of their total assets in qualifying assets, as defined under the Investment Company Act. Qualifying assets include investments in securities of qualifying U.S. private or thinly traded public companies, cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment. Moreover, qualification for RIC tax treatment under Subchapter M of the Code requires satisfaction of source-of-income, asset diversification and other requirements. The failure to comply with these provisions in a timely manner could prevent us from qualifying as a BDC or a RIC or could force us to pay unexpected taxes and penalties, which could be material.

These constraints may hinder our ability to take advantage of attractive investment opportunities and to achieve our investment objective.

Regulations governing our operation as a BDC affect our ability to raise additional capital, and the ways in which we can do so. Raising additional capital may expose us to risks, including the typical risks associated with leverage, and may result in dilution to our current stockholders. The Investment Company Act limits our ability to issue senior securities to amounts such that our asset coverage ratio, as defined under the Investment Company Act, equals at least 2 to 1 immediately after such issuance (except in connection with certain trading practices or investments). Consequently, if the value of our assets declines, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when this may be disadvantageous to us and, as a result, our stockholders.

We are generally not able to issue and sell our common stock at a price per share below NAV per share. We may, however, sell our common stock, or warrants, options or rights to acquire our common stock, at a price below the then-current NAV per share of our common stock either (i) with the consent of a majority of our common stockholders or (ii) if, among other things, a majority of our Independent Directors who have no financial interest in the transaction determines that a sale is in the best interests of us and our stockholders, and, other than in connection with our IPO, our stockholders (including our non-affiliated stockholders) approve it. If our common stock trades at a discount to NAV, this restriction could adversely affect our ability to raise capital.

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If we borrow money, that may magnify the potential for gain or loss and may increase the risk of investing in us.

As part of our business strategy, we may borrow from and issue senior debt securities to banks, insurance companies and other lenders or investors. Holders of these senior securities will have fixed-dollar claims on our assets that are superior to the claims of our common stockholders. If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have if we did not employ leverage. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. Such a decline could negatively affect our ability to make common stock dividend payments. Our ability to service any debt that we incur will depend largely on our financial performance and will be subject to prevailing economic conditions and competitive pressures..

We operate in a highly competitive market for investment opportunities.

A number of entities compete with us to make the types of investments that we make in startup and early stage companies. We compete with venture capital companies, angel investors, other BDCs, commercial and investment banks, commercial financing companies, private funds, including hedge funds, and, to the extent they provide an alternative form of financing, private equity funds. Many of our competitors are more experienced, substantially larger and have considerably greater financial, technical and marketing resources than we do. Some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, certain of our competitors are not subject to the regulatory restrictions that the Investment Company Act imposes on us as a BDC and that the Code imposes on us as a RIC. We cannot assure you that the competitive pressures we face will not have a material adverse effect on our business, financial condition and results of operations. Also, as a result of this competition, we may not be able to secure attractive investment opportunities from time to time.

We do not seek to compete primarily based on the interest rates we offer and we believe that some of our competitors may make loans with interest rates that are comparable to or lower than the rates we offer. Rather, we compete with our competitors based on our reputation in the market, our existing investment platform, the seasoned investment professionals of our investment management team and board of directors, our experience and focus on middle-market companies, our disciplined investment philosophy, our extensive industry focus and relationships and our flexible transaction structuring. For a more detailed discussion of these competitive advantages, see “INVESTMENT OBJECTIVES AND POLICIES—Business Strategy” at page [___].

We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we match our competitors’ pricing, terms and structure, we may experience decreased net interest income and increased risk of credit loss. As a result of operating in such a competitive environment, we may make investments that are on less favorable terms than what we may have originally anticipated, which may impact our return on these investments.

The amount and timing of distributions are uncertain and distributions may be funded from the proceeds of this offering and may represent a return of capital.

The amount of any distributions we pay is uncertain. We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. Our distributions to our stockholders may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. We may fund distributions from the uninvested proceeds of our public offering and borrowings, and we have not established limits on the amount of funds we may use from net offering proceeds or borrowings to make any such distributions. Therefore, portions of the distributions that we pay may represent a return of your capital rather than a return on your investment, which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets.

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We may not be able to pay you distributions, and our distributions may not grow over time. Our ability to pay distributions might be adversely affected by, among other things, the effect of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC can limit our ability to pay distributions.

We will be subject to corporate-level income tax if we are unable to qualify as a RIC under Subchapter M of the Code or do not satisfy the annual distribution requirement.

To obtain and maintain RIC status and be relieved of federal taxes on the income and gains we distribute to our stockholders, we must meet the following annual distribution, income source and asset diversification requirements.

The annual distribution requirement for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. We will be subject to a 4% nondeductible federal excise tax, however, to the extent that we do not satisfy certain additional minimum distribution requirements on a calendar-year basis. See “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” on page [___]. Because we may use debt financing, we are subject to an asset coverage ratio requirement under the Investment Company Act and we may be subject to certain financial covenants under our debt arrangements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

The income source requirement will be satisfied if we obtain at least 90% of our gross income for each year from dividends, interest, gains from the sale of stock or securities or similar sources.

The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities; and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly-traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If we fail to qualify for or maintain RIC status or to meet the annual distribution requirement for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.

Our board of directors may change our operating policies and strategies without prior notice or stockholder approval, the effects of which may be adverse.

Our board of directors has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without stockholder approval. We cannot predict the effect any changes to our current operating policies, investment criteria and strategies would have on our business, NAV, operating results and value of our stock. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment.

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Our board of directors has substantial discretion over the use of the proceeds of this offering.

Our board of directors will have significant flexibility in investing the net proceeds of this offering and may use the net proceeds from this offering in ways with which investors may not agree or for purposes other than those contemplated at the time of this offering.

In order to qualify for the tax benefits available to RICs and to avoid payment of excise taxes, we intend to distribute to our stockholders substantially all of our annual taxable income, except that we may retain certain net capital gains for investment, and treat such amounts as deemed distributions to our stockholders. If we elect to treat any amounts as deemed distributions, we must pay income taxes at the corporate rate on such deemed distributions on behalf of our stockholders. As a result of these requirements, we will likely need to raise additional rounds of capital diluting the initial investment.

Also, as a BDC, we generally will not be permitted to issue equity securities at a price below NAV without stockholder approval. If additional funds are not available to us, we could be forced to curtail or cease new investment activities, and our NAV and share price could decline.

In selecting and structuring investments appropriate for us, our management will consider the investment and tax objectives of the SumuFund and our stockholders as a whole, not the investment, tax or other objectives of any stockholder individually.

Our stockholders may have conflicting investment, tax and other objectives with respect to their investments in us. The conflicting interests of individual stockholders may relate to or arise from, among other things, the nature of our investments, the structure or the acquisition of our investments, and the timing of disposition of our investments. As a consequence, conflicts of interest may arise in connection with decisions made by our investment management team and board of directors, including with respect to the nature or structuring of our investments that may be more beneficial for one stockholder than for another stockholder, especially with respect to stockholders’ individual tax situations.

We are dependent on information systems, and systems failures could significantly disrupt our business, which may, in turn, negatively affect our liquidity, financial condition or results of operations.

Our business is dependent on our and third parties’ communications and information systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in our activities. Our financial, accounting, data processing, backup or other operating systems and facilities may fail to operate properly or become disabled or damaged as a result of a number of factors including events that are wholly or partially beyond our control and adversely affect our business. There could be:

•	sudden electrical or telecommunications outages;

•	natural disasters such as earthquakes, tornadoes and hurricanes;

•	disease pandemics;

•	events arising from local or larger scale political or social matters, including terrorist acts; and

•	cyber-attacks.

These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our common stock and our ability to pay distributions to our stockholders.

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Cybersecurity risks and cyber incidents may adversely affect our business by causing a disruption to our operations, a compromise or corruption of our confidential information and/or damage to our business relationships, all of which could negatively impact our business, financial condition and operating results.

A cyber incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of our information resources. These incidents may be an intentional attack or an unintentional event and could involve gaining unauthorized access to our information systems for purposes of misappropriating assets, stealing confidential information, corrupting data or causing operational disruption. The result of these incidents may include disrupted operations, misstated or unreliable financial data, liability for stolen assets or information, increased cybersecurity protection and insurance costs, litigation and damage to our business relationships. As our reliance on technology has increased, so have the risks posed to our information systems, both internal and those provided by third-party service providers. We have implemented processes, procedures and internal controls to help mitigate cybersecurity risks and cyber intrusions, but these measures, as well as our increased awareness of the nature and extent of a risk of a cyber incident, do not guarantee that a cyber incident will not occur and/or that our financial results, operations or confidential information will not be negatively impacted by such an incident.

Risks Relating to Our Portfolio Companies and Other Investments

Our investments may present financial risks and we could lose all or part of our investment.

•	Investing in start-up and early-stage growth companies involves a number of significant risks. Among other things, these companies may:

•	have shorter operating histories, narrower product lines, smaller market shares and/or significant customer concentrations than larger businesses, and such factors tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns;

•	have limited financial resources and limited access to capital markets and may be unable to meet their obligations under their debt instruments, some of which we may hold or may be senior to us;

•	be more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on us;

•	have limited resources which may make it difficult to attract the necessary talent or invest in the necessary infrastructure to help the company grow;

•	have less predictable operating results, from time to time be parties to litigation, be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and

•	have less publicly available information about their businesses, operations and financial condition ─ if we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and may lose all or part of our investment.

Our investments may present risks to our officers and/or directors.

In the course of providing significant managerial assistance to certain of our portfolio companies, certain of our officers and directors may serve as directors on the boards of such companies. To the extent that litigation arises out of our investments in these companies, our officers and directors may be named as defendants in such litigation, which could result in an expenditure of funds (through our indemnification of such officers and directors) and the diversion of management time and resources.

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We are exposed to risks associated with changes in interest rates.

Our debt investments may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), EURIBOR, the Federal Funds Rate or the Prime Rate. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our common stock and our rate of return on invested capital. In addition, any further changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market for or value of any LIBOR-linked securities, loans, and other financial obligations or extensions of credit held by or due to us or on our overall financial condition or results of operations.

A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on our net interest income. An increase in interest rates could decrease the value of any investments we hold which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase our interest expense, thereby decreasing our net income. Also, an increase in interest rates available to investors could make investment in our common stock less attractive if we are not able to increase our dividend rate, which could reduce the value of our common stock.

You should also be aware that a change in the general level of interest rates can be expected to lead to a change in the interest rate we receive on many of our debt investments.

An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.

We will invest primarily in privately-held companies. These investments are typically illiquid. As such, we may have difficulty exiting an investment promptly or at a desired price or outside of a normal amortization schedule for debt investments. Private companies also have reduced access to the capital markets, resulting in diminished capital resources and ability to withstand financial distress. In addition, little public information generally exists about these companies, which may include a lack of audited financial statements and ratings by third parties. Therefore our officers and directors will need to obtain adequate information to evaluate the potential risks of investing in these companies. These companies and their financial information may not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments. These factors could affect our investment returns.

We may not realize gains from our equity investments.

We intend to make direct equity investments in portfolio companies. In addition, if we invest in senior loans or mezzanine debt, we may acquire warrants to purchase equity securities. Our goal in such investments will be primarily to realize gains upon our disposition of such equity interests. However, our equity interests may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity investments, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests.

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The lack of liquidity in our investments may adversely affect our business.

We will make equity investments primarily in companies whose securities are not publicly-traded, and whose securities will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. Our investments will usually be subject to contractual or legal restrictions on resale or are otherwise illiquid because there is usually no established trading market for such investments. The illiquidity of most of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses.

We may not have the funds or ability to make additional investments in the companies in which we invest.

After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to the company or have the opportunity to increase our investment through the exercise of options or warrants to purchase common stock. There is no assurance that we will make, or will have sufficient funds to make, follow-on investments. Any decisions not to make a follow-on investment or any inability on our part to make such an investment may have a negative effect on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation, may dilute our interest in the company or may reduce the expected yield on the investment.

The disposition of our investments may result in contingent liabilities.

Most of our investments will involve private securities. In connection with their disposition, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that our representations turn out to be inaccurate or with respect to certain potential liabilities. These arrangements may result in contingent liabilities that ultimately yield funding obligations that must be satisfied through our return of certain distributions previously made to us.

The companies in which we invest may incur debt that ranks equally with, or senior to, our investments in such companies.

We will invest in all levels of the capital structure of our portfolio companies. Our portfolio companies may have, or may be permitted to obtain, additional financing which may rank equally with, or senior to, our investment. By their terms, such financings may entitle the holders to receive payments of interest or principal on or before the dates on which we are entitled to receive such payments. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a company, holders of instruments ranking senior to our investment would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior investors, the portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt financing ranking equally with our investments, we would have to share on an equal basis any distributions with other investors holding such financing in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the portfolio company.

Risks associated with Original Issued Discount bonds and warrants.

We may make debt investments or finance transactions with debt instruments that may either be issued at a discount to their face value and provide no interest payments over the life of the instrument (original discount bonds) or we may receive warrants in connection with the origination of loans. Each of these types of instruments represent particular kinds of risk as they do not generate cash flow, though for tax purposes and for our status as a RIC they will require us to recognize income which must be taxed or distributed. More specifically, for any warrants received we will be required to determine the cost basis of such warrants (or other equity related securities received) based upon their respective fair values on the date of receipt in proportion to the total fair value of the debt and warrants (or other equity). Any resulting difference between the face amount of the debt and its recorded fair value resulting from the assignment of value to the warrant or other equity instruments is treated as original issue discount for which we will be required to immediately recognize income.

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If we make unsecured investments, those investments might not generate sufficient cash flow to service their debt obligations to us.

We may make unsecured debt investments and debt investments that are subordinated to other obligations of the obligor. Unsecured investments often reflect a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the obligor to make payment of principal and interest. If we make an unsecured investment in a company, that company may be highly leveraged, and its relatively high debt-to-equity ratio may create increased risks that its operations might not generate sufficient cash flow to service its debt obligations to us and to more senior lenders.

If we invest in the securities and obligations of distressed and bankrupt issuers, we might not receive interest or other payments.

We are authorized to invest in the securities and obligations of distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer of those obligations might not make any interest or other payments.

There may be circumstances where our debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.

If one of our portfolio companies were to go bankrupt, depending on the facts and circumstances, including the extent to which we actually provided managerial assistance to that portfolio company, a bankruptcy court might recharacterize our debt investment and subordinate all or a portion of our claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, our legal rights may be subordinated to other creditors. We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or in instances where we exercise control over the borrower or render significant managerial assistance.

We generally will not control our portfolio companies in which we make debt investments.

We do not expect to control our portfolio companies in which we make debt investments, even though we may have board representation or board observation rights, and our debt agreements with such portfolio companies may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we make debt investments may make business decisions with which we disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our debt investments in non-traded companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.

We may incur lender liability as a result of our lending activities.

Judicial decisions have upheld the right of borrowers and others to sue lending institutions on the basis of various evolving legal theories generally referred to as “lender liability.” Lender liability is generally based on the idea that a lender has either violated a contractual or implied duty of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of fiduciary duties owed to the borrower, its stockholders and its other creditors. As we may engage in loan arrangements with our portfolio companies, we may be subject to allegations of lender liability, which could be costly to defend and a distraction to our management and could result in significant liability.

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Defaults by our portfolio companies will harm our operating results.

The failure of a portfolio company in which we make a debt investment to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the ability of the company to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting portfolio company, which may include the waiver of certain financial covenants.

We will experience fluctuations in our quarterly operating results.

We will experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, the interest rates payable on the debt securities we acquire, the default rate on such securities, the level of our expenses, variations in, and the timing of, our recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any period should not be relied on as being indicative of our performance in future periods.

We may concentrate our investments in companies in a particular industry or industries.

If our investments are concentrated in companies in a particular industry or industries, any adverse conditions that disproportionately impact that industry or industries may have a magnified adverse effect on our operating results.

Risks Relating to Economic Conditions and Regulations

The capital markets may experience periods of disruption and instability. Such market conditions may materially and adversely affect debt and equity capital markets in the United States, which may have a negative impact on our business and operations.

As a BDC, it will be essential for us to maintain our ability to raise additional capital for investment purposes. Without sufficient access to the capital or credit markets, we may be unable to pursue attractive new business opportunities or we may be forced to curtail our operations. Ongoing disruptive conditions and new governmental legislation or rule-making to address them may negatively affect our ability to obtain financing or increase our funding costs which could limit our ability to grow our business and fully execute our business strategy and could decrease our earnings, if any. Continued volatility could affect how we manage our portfolios and could negatively affect our returns.

From time to time, capital markets may experience periods of disruption and instability. Equity capital may be particularly difficult to raise during periods of adverse or volatile market conditions because, subject to some limited exceptions, as a BDC, we are generally not able to issue additional shares of our common stock at a price less than NAV per share without first obtaining approval for such issuance from our stockholders and our directors that are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Independent Directors”).

Given the extreme volatility and dislocation in the capital markets over the past several years, many BDCs have faced, and may in the future face, a challenging environment in which to raise or access capital. In addition, significant changes in the capital markets, including the extreme volatility and disruption over the past several years, has had, and may in the future have, a negative effect on the valuations of our investments and on the potential for liquidity events involving these investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity). As a result, volatility in the capital markets can adversely affect our investment valuations. Further, the illiquidity of our investments may make it difficult for us to sell such investments to access capital if required. As a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them for liquidity purposes. In addition, a prolonged period of market illiquidity may cause us to reduce the volume of loans and debt securities we originate and/or fund and adversely affect the value of our portfolio investments, which could have a material and adverse effect on our business, financial condition, results of operations and cash flows. An inability to raise or access capital could have a material adverse impact on our business, financial condition or results of operations.

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Adverse economic conditions or increased competition for investment opportunities could delay deployment of our capital, reduce returns and result in losses.

Adverse economic conditions may make it difficult to find suitable investments promptly, efficiently or effectively in a manner that is most beneficial to our stockholders. Any delay in investment, or inability to find suitable investments, could adversely affect our performance, retard or reduce distributions and reduce our overall return to investors. We will compete for investments with other BDCs and investment funds (including venture capital funds, private equity funds and mezzanine funds), as well as commercial banks and other traditional financial services companies and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, increasingly make investments in start-up and emerging-growth private U.S. companies. As a result, competition for investment opportunities in private U.S. companies is intense and may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources and investment experience and expertise than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring for portfolio companies than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure and, if we do, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of loss of capital. A significant part of our competitive advantage stems from the fact that the market for investments in private U.S. companies is currently underserved by traditional commercial banks and other financial sources. A significant increase in the number or the size of our competitors in this target market could force us to negotiate from a disadvantaged position and accept less attractive investment terms. Further, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions imposed on us as a BDC.

The downgrade of the U.S. credit rating and the economic crisis in Europe could negatively impact our business, financial condition and results of operations.

In August 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States from “AAA” to “AA+”. In June 2012, S&P affirmed this “AA+” rating, but maintained a negative outlook on the long-term rating for the United States, reflecting the view of S&P that this rating could be lowered as a result of the U.S. sovereign credit risks. In January 2012, S&P lowered its long-term sovereign credit rating for France, Italy, Spain and six other European countries, and recently, Moody’s Investors Service lowered its long-term sovereign credit rating for the United Kingdom, which has negatively impacted global markets and economic conditions. In addition, in April 2012, S&P further lowered its long-term sovereign credit rating for Spain, and in January 2015, S&P lowered its long-term and short-term sovereign credit ratings for the Russian Federation. Recent U.S. “fiscal cliff” and budget deficit concerns, together with signs of deteriorating sovereign debt conditions in Europe, have increased the possibility of additional credit-rating downgrades and economic slowdowns. Moreover, significant uncertainty remains in light of the current political stalemate over the federal debt ceiling. The impact of the August 2011 downgrade or any further downgrade to the U.S. government’s sovereign credit rating, or its perceived creditworthiness, and the impact of the current crisis in Europe with respect to the ability of certain European countries to continue to service their sovereign debt obligations is inherently unpredictable and could adversely affect the U.S. and global financial markets and economic conditions. In addition, the economic downturn and the significant government interventions into the financial markets and fiscal stimulus spending over the last several years have contributed to significantly increased U.S. budget deficits. There can be no assurance that future fiscal or monetary measures to aid economic recovery will be effective.

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In October 2014, the Federal Reserve announced that it was concluding its bond-buying program. It is unknown what effect, if any, the conclusion of this program will have on credit markets and the value of our investments. Additionally, in January 2015, the Federal Reserve reaffirmed its view that the current target range for the federal funds rate was appropriate based on current economic conditions. However, if key economic indicators, such as the unemployment rate or inflation, do not progress at a rate consistent with the Federal Reserve’s objectives, the target range for the federal funds rate may increase and cause interest rates and borrowing costs to rise. These and any future developments and reactions of the credit markets toward these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to obtain debt financing on favorable terms. In addition, any adverse economic conditions resulting from the August 2011 downgrade or any further downgrade of the U.S. government’s sovereign credit rating or the economic crisis in Europe could have a material adverse effect on our business, financial condition and results of operations.

Economic recessions or downturns could impair a company in which we invest and harm our operating results.

Many of our portfolio companies may be susceptible to economic slowdowns or recessions and may be unable to provide a return on our equity investment or repay our debt investments during these periods. In that case, our non-performing assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Unfavorable economic conditions, such as another prolonged recession as occurred in 2008, may decrease the value of any collateral securing our secured loans and further decrease the value of such collateral, resulting in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Such an adverse economic trend could also increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and harm our operating results.

Changes in interest rates may affect our cost of capital and net investment income.

Since we may use debt to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. We expect that our long term fixed rate investments will be financed primarily with equity and long term debt. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We may occasionally use interest rate risk management techniques, primarily in highly volatile market conditions, in an effort to limit our exposure to interest rate fluctuations, but we will not use such techniques as a means of enhancing our returns. These techniques may include various interest rate hedging activities to the extent permitted by the Investment Company Act. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations. Also, we have limited experience in entering into hedging transactions, and we will initially have to purchase or develop such expertise.

Changes in laws or regulations governing our operations or the operations of our portfolio companies, changes in the interpretation thereof or newly enacted laws or regulations, or any failure by us or our portfolio companies to comply with these laws or regulations, could require changes to certain of our or our portfolio companies’ business practices, negatively impact our or our portfolio companies’ operations, cash flows or financial condition, impose additional costs on us or our portfolio companies or otherwise adversely affect our business or the business of our portfolio companies.

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We and our portfolio companies are subject to regulation at the local, state, federal and, in some cases, foreign levels. These laws and regulations, as well as their interpretation, are likely to change from time to time, and new laws and regulations may be enacted. Accordingly, any change in these laws or regulations, changes in their interpretation, or newly enacted laws or regulations, or any failure by us or our portfolio companies to comply with these laws or regulations, could require changes to certain of our or our portfolio companies’ business practices, negatively impact our or our portfolio companies’ operations, cash flows or financial condition, impose additional costs on us or our portfolio companies or otherwise adversely affect our business or the business of our portfolio companies. In addition to the legal, tax and regulatory changes that are expected to occur, there may be unanticipated changes. The legal, tax and regulatory environment for BDCs, investment advisers and the instruments that they utilize (including derivative instruments) is continuously evolving. In addition, there is significant uncertainty regarding recently enacted legislation (including the Dodd-Frank Act) and the regulations that have recently been adopted and future regulations that will need to be adopted pursuant to such legislation) and, consequently, the full impact that such legislation will ultimately have on us and the markets in which we trade and invest is not fully known. Such uncertainty and any resulting confusion may itself be detrimental to the efficient functioning of the markets and the success of certain investment strategies.

On July 21, 2010, President Obama signed into law the Dodd-Frank Act, which impacts many aspects of the financial services industry. Some of the provisions of the Dodd-Frank Act have been enacted, while others have extended implementation periods and delayed effective dates and will require extensive rulemaking by regulatory authorities. While the full impact of the Dodd-Frank Act on us and our portfolio companies may not be known for an extended period of time, the Dodd-Frank Act, including current rules and regulations and future rules implementing its provisions and the interpretation of those rules, along with other legislative and regulatory proposals directed at the financial services industry or affecting taxation that are proposed or pending in the U.S. Congress, may negatively impact the operations, cash flows or financial condition of us and our portfolio companies, impose additional costs on us and our portfolio companies, intensify the regulatory supervision of us and our portfolio companies or otherwise adversely affect our business or the business of our portfolio companies.

Over the last several years, there also has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank financial sector will be subject to new regulation. While it cannot be known at this time whether any regulation will be implemented or what form it will take, increased regulation of non-bank credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of us or otherwise adversely affect our business.

The Jobs Act, passed by Congress and signed into law in 2012, was designed to encourage funding of United States small businesses by easing various securities regulations. Its Title III (“Equity Crowdfunding” ─ rules are pending) and Title IV (“Regulation A+” ─ SEC final rules approved on March 25, 2015)) provisions may make it easier for small companies, including start-ups and emerging growth companies, to secure investment capital and thus create greater competition for our investment strategy.

Rule 506 of Regulation D under the Securities Act was recently amended to permit general solicitation and general advertising by issuers under certain circumstances and conditions. This, too, may result in more competition for us in our efforts to target portfolio companies that are seeking funding.

Efforts to comply with Section 404 of the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with Section 404 of the Sarbanes-Oxley Act may adversely affect us and the market price of our common stock.

We have not previously been required to comply with the requirements of the Sarbanes-Oxley Act, including the internal control evaluation and certification requirements of Section 404 of that statute (“Section 404”), and we will not be required to comply with certain of those requirements until we have been subject to the reporting requirements of the Exchange Act for a specified period of time. However, under current SEC rules, we will be required to report on our internal control over financial reporting pursuant to Section 404 starting with our fiscal year ended December 31, 2016. Thereafter, we will be required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. Accordingly, our internal controls over financial reporting do not currently meet all of the standards contemplated by Section 404 that we will eventually be required to meet. We are in the process of addressing our internal controls over financial reporting and are establishing formal procedures, policies, processes and practices related to financial reporting and to the identification of key financial reporting risks, assessment of their potential impact and linkage of those risks to specific areas and activities within our organization.

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We have begun the process of documenting our internal control procedures to satisfy the requirements of Section 404, which requires annual management assessments of the effectiveness of our internal controls over financial reporting. Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until the later of the year following our first annual report required to be filed with the SEC, or the date we are no longer an emerging growth company under the JOBS Act. Because we do not currently have comprehensive documentation of our internal controls and have not yet tested our internal controls in accordance with Section 404, we cannot conclude in accordance with Section 404 that we do not have a material weakness in our internal controls or a combination of significant deficiencies that could result in the conclusion that we have a material weakness in our internal controls. As a public entity, we will be required to complete our initial assessment in a timely manner. If we are not able to implement the requirements of Section 404 in a timely manner or with adequate compliance, our operations, financial reporting or financial results could be adversely affected. Matters impacting our internal controls may cause us to be unable to report our financial information on a timely basis and thereby subject us to adverse regulatory consequences, including sanctions by the SEC or violations of applicable stock exchange listing rules, and result in a breach of the covenants under the agreements governing any of our financing arrangements. There could also be a negative reaction in the financial markets due to a loss of investor confidence in us and the reliability of our financial statements. Confidence in the reliability of our financial statements could also suffer if we or our independent registered public accounting firm were to report a material weakness in our internal controls over financial reporting. This could materially adversely affect us and lead to a decline in the market price of our common stock.

Future changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.

We and our portfolio companies will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations (including regulations under the Dodd-Frank Act and JOBS Act) could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our stockholders, potentially with retroactive effect.

Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to the strategies and plans set forth in this prospectus and may result in our investment focus shifting to other types of investments in which we may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.

Certain provisions of our certificate of incorporation and bylaws and the Delaware General Corporation Law (“DGCL”), as well as other aspects of our structure could deter takeover attempts and have an adverse impact on the price of our common stock.

Our certificate of incorporation and bylaws, as well as the DGCL, contain provisions that may have the effect of discouraging a third party from making an acquisition proposal for us. Among other things, our certificate of incorporation and bylaws:

•	provide that our board of directors is classified, which may delay the ability of our stockholders to change the membership of a majority of our board of directors;

•	do not provide for cumulative voting;

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•	provide that vacancies on our board of directors, including newly created directorships, may be filled only by a majority vote of directors then in office;

•	provide that once our board of directors is classified, our directors may be removed only for cause, and only by a supermajority vote of the stockholders entitled to elect such directors;

•	provide that stockholders may only take action at an annual or special meeting of stockholders, and may not act by written consent;

•	restrict stockholders’ ability to call special meetings;

•	require a supermajority vote of stockholders to effect certain amendments to our certificate of incorporation and bylaws; and

•	require stockholders to provide advance notice of new business proposals and director nominations under specific procedures for any meeting occurring after a potential IPO.

We have provisions comparable to those of Section 203 of the DGCL. These provisions generally prohibit us from engaging in mergers, business combinations and certain other types of transactions with “interested stockholders” (generally defined as persons or entities that beneficially own 15% or more of our voting stock), other than the exempt parties as described above, for a period of three years following the date the person became an interested stockholder unless, prior to such stockholder becoming an interested stockholder, our board of directors has approved the “business combination” that would otherwise be restricted or the transaction that resulted in the interested stockholder becoming an interested stockholder or the subsequent transaction with the interested stockholder has been approved by our board of directors and 66 2/3% of our outstanding voting stock (other than voting stock owned by the interested stockholder). Such provisions may discourage third parties from trying to acquire control of us and increase the difficulty of consummating such an offer.

These anti-takeover provisions may inhibit a change of control in circumstances that could give the holders of our common stock the opportunity to realize a premium over the market price for the common stock. In addition, certain aspects of our structure may have the effect of discouraging a third party from making an acquisition proposal for us.

Beneficial owners of our equity securities may be subject to certain regulatory requirements based on their ownership percentages.

A beneficial owner, either directly or indirectly, of more than 25% of our voting securities is presumed to control us under the Investment Company Act. Certain events beyond an investor’s control may result in an increase in the percentage of such investor’s beneficial ownership of our shares, including the repurchase by us of shares from other stockholders. Control of us would also arise under the Investment Company Act if a person has the power to exercise a controlling influence over our management or policies, unless that power is solely the result of an official position with us. In the event you are or become a person that controls us, you and certain of your affiliated persons will be subject to, among other things, prohibitions or restrictions on engaging in certain transactions with us and certain of our affiliated persons. A beneficial owner of a large number of our equity securities will also become subject to public reporting obligations.

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We will incur significant costs as a result of being a public company.

Public companies incur legal, accounting and other expenses, including costs associated with the periodic reporting requirements applicable to a company whose securities are registered under the Exchange Act, as well as additional corporate governance requirements, including requirements under the Sarbanes-Oxley Act. Accordingly, once our common stock becomes registered under the Exchange Act, we will incur significant additional costs. These requirements may place a strain on our systems and resources. The Exchange Act requires that we file annual, quarterly and current reports with respect to our business and financial condition. The Sarbanes-Oxley Act requires that we maintain effective disclosure controls and procedures and internal controls over financial reporting, which are discussed below. See “REGULATION—Sarbanes-Oxley Act” at page [___]. In order to maintain and improve the effectiveness of our disclosure controls and procedures and internal controls, significant resources and management oversight will be required. We will be implementing additional procedures, processes, policies and practices for the purpose of addressing the standards and requirements applicable to public companies. These activities may divert management’s attention from other business concerns, which could have a material adverse effect on our business, financial condition, results of operations and cash flows. We expect to incur significant additional annual expenses related to these steps and, among other things, directors’ and officers’ liability insurance, director fees, reporting requirements of the SEC, transfer agent fees, additional administrative expenses payable to our administrator to compensate it for hiring additional accounting, legal and administrative personnel, increased auditing and legal fees and similar expenses.

The systems and resources necessary to comply with public company reporting requirements will increase further once we cease to be an “emerging growth company” under the JOBS Act. As long as we remain an emerging growth company, we intend to take advantage of certain exemptions from various reporting requirements that are applicable to other public companies, including not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act. We will remain an emerging growth company for up to five years following the IPO, although if, before that time, among other things, the market value of our common stock that is held by non-affiliates exceeds $700 million (measured at the end of each fiscal year) as of the last business day of our most recently completed second fiscal quarter and we have been an Exchange Act reporting company for at least one year (and filed at least one annual report under the Exchange Act), we would cease to be an emerging growth company as of the following December 31.

Terrorist attacks, acts of war or natural disasters may affect any market for our common stock, impact the businesses in which we invest and harm our business, operating results and financial condition.

Terrorist acts, acts of war or natural disasters may disrupt our operations, as well as the operations of the businesses in which we invest. Such acts have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Future terrorist activities, military or security operations, or natural disasters could further weaken the domestic or global economies and create additional uncertainties, which may negatively affect the businesses in which we invest directly or indirectly and, in turn, could have a material adverse impact on our business, operating results and financial condition. Losses from terrorist attacks and natural disasters are generally uninsurable.

Risks Related to Business Development Companies

Our operation as a BDC imposes numerous constraints on us and significantly reduces our operating flexibility. In addition, if we fail to maintain our status as a BDC, we might be regulated as a closed-end investment company, which would subject us to additional regulatory restrictions.

The Investment Company Act imposes numerous constraints on the operations of BDCs. For example, BDCs generally are required to invest at least 70% of their total assets primarily in securities of qualifying U.S. private companies or thinly traded public companies, cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment. Furthermore, any failure to comply with the requirements imposed on BDCs by the Investment Company Act could cause the SEC to bring an enforcement action against us and/or expose us to claims of private litigants.

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We may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets for purposes of the Investment Company Act. If we do not invest a sufficient portion of our assets in qualifying assets, we will be prohibited from making any additional investment that is not a qualifying asset and could be forced to forgo attractive investment opportunities. Similarly, these rules could prevent us from making follow-on investments in existing portfolio companies (which could result in the dilution of our position).

In addition, if we fail to maintain our status as a BDC, we might be regulated as a closed-end investment company that is required to register under the Investment Company Act, which would subject us to additional regulatory restrictions and significantly decrease our operating flexibility. In addition, any such failure could cause an event of default under any outstanding indebtedness we might have, which could have a material adverse effect on our business, financial condition or results of operations.

The requirement that we invest a sufficient portion of our assets in qualifying assets could preclude us from investing in accordance with our current business strategy; conversely, the failure to invest a sufficient portion of our assets in qualifying assets could result in our failure to maintain our status as a BDC.

As a BDC, we may not acquire any assets other than “qualifying assets” unless, at the time of and after giving effect to such acquisition, at least 70% of our total assets are qualifying assets. See “REGULATION” on page [___]. Therefore, we may be precluded from investing in what we believe are attractive investments if such investments are not qualifying assets. Conversely, if we fail to invest a sufficient portion of our assets in qualifying assets, we could lose our status as a BDC, which would have a material adverse effect on our business, financial condition and result of operations. Similarly, these rules could prevent us from making additional investments in companies in which we have invested, which could result in the dilution of our position, or could require us to dispose of investments at an inopportune time in order to comply with the Investment Company Act. If we were forced to sell non-qualifying investments in the portfolio for compliance purposes, the proceeds from such sale could be significantly less than the current value of such investments. Further, any failure by us to comply with the requirements imposed on BDCs by the Investment Company Act could cause the SEC to bring an enforcement action against us or expose us to the claims of private litigants. In addition, if approved by a majority of our stockholders, we may elect to withdraw our status as a BDC. If we withdraw our election or otherwise fail to qualify, or maintain our qualification, as a BDC, we may be subject to substantially greater regulation under the Investment Company Act as a closed-end investment company. Compliance with such regulations would significantly decrease our operating flexibility and could significantly increase our operating costs.

Risks Relating to this Offering and Our Common Stock

Investing in our common stock involves an above average degree of risk.

The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive, and therefore an investment in our common stock may not be suitable for someone with lower risk tolerance.

The market price of our common stock may fluctuate significantly.

The market price and liquidity of the market for shares of our common stock that will prevail in the market after this offering may be higher or lower than the price you pay and may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

•	significant volatility in the market price and trading volume of securities of BDCs or other companies in our sector, which are not necessarily related to the operating performance of these companies;

•	price and volume fluctuations in the overall stock market from time to time;

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•	the inclusion or exclusion of our stock from certain indices;

•	changes in regulatory policies or tax guidelines, particularly with respect to RICs or BDCs;

•	any loss of RIC or BDC status;

•	changes in earnings or perceived changes or variations in operating results;

•	changes or perceived changes in the value of our portfolio of investments;

•	changes in accounting guidelines governing valuation of our investments;

•	any shortfall in revenue or net income or any increase in losses from levels expected by investors or securities analysts;

•	our inability to employ additional experienced investment professionals or the departure of any of our key personnel;

•	short-selling pressure with respect to shares of our common stock or BDCs generally;

•	future sales of our securities convertible into or exchangeable or exercisable for our common stock or the conversion of such securities;

•	uncertainty surrounding the strength of the U.S. economic recovery;

•	concerns regarding European sovereign debt;

•	operating performance of companies comparable to us;

•	general economic trends and other external factors; and

In the past, following periods of volatility in the market price of a company’s securities, securities class action litigation has often been brought against that company. If our stock price fluctuates significantly, we may be the target of securities litigation in the future. Securities litigation could result in substantial costs and divert management’s attention and resources from our business.

Prior to this offering, there has been no public market for our common stock, and we cannot assure you that the market price of our shares will not decline following the offering.

We cannot assure you that a trading market will develop for our common stock after this offering or, if one develops, that such trading market can be sustained. In addition, we cannot predict the prices at which our common stock will trade. The initial public offering price for our common stock will be determined through our negotiations with the underwriters and may not bear any relationship to the market price at which it may trade after our IPO. Shares of companies offered in an initial public offering often trade at a discount to the initial offering price due to underwriting discounts and related offering expenses. Also, shares of closed-end investment companies, including BDCs, frequently trade at a discount from NAV and our common stock may also be discounted in the market. This characteristic of closed-end investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether our common stock will trade at, above or below NAV. The risk of loss associated with this characteristic of closed-end management investment companies may be greater for investors expecting to sell shares of common stock purchased in the offering soon after the offering. In addition, if our common stock trades below its NAV, we will generally not be able to sell additional shares of our common stock to the public at its market price without, among other things, the requisite stockholders approve such a sale.

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Investors in this offering may experience immediate dilution upon the closing of the offering.

If you purchase shares of our common stock in this offering, you may experience immediate dilution if the price that you pay is greater than the pro forma NAV per share of the common stock you acquire. Investors in this offering could pay a price per share of common stock that exceeds the tangible book value per share after the closing of the offering. See “DILUTION” at page [___].

We are subject to compliance with securities laws, which exposes us to potential liabilities, including potential rescission rights.

Pursuant to Section 10(a)(3) of the Securities Act, we are required to annually update our prospectus so that the financial statements and other information contained or incorporated by reference in the prospectus is not more than sixteen months old. In order to comply with Section 10(a)(3) of the Securities Act, we are required to file a post-effective amendment to our registration statement containing an updated prospectus prior to April 30th of each year. If the SEC has not declared such post-effective amendment effective by April 30th of each year, we are required to halt our public offering until such time as the SEC declares the post-effective amendment effective.

Investors will not know the purchase price per share at the time they submit their subscription agreements and could pay a premium for their shares of common stock if our board of directors does not decrease the offering price in the event of a decline in our NAV.

The purchase price at which you purchase shares will be determined at each monthly closing date to ensure that the sales price is equal to or greater than the NAV of our shares. In the event of a decrease in our NAV, you could pay a premium for your shares of common stock if our board of directors does not decrease the offering price. A decline in our NAV to an amount more than 10% below our current offering price, net of the sales load, creates a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board of directors, in consultation with our management, reasonably and in good faith determines that the decline in NAV is the result of a temporary movement in the credit markets or the value of our assets, rather than a more fundamental shift in the valuation of our portfolio. If (i) our NAV decreases to more than 10% below our then current net offering price and (ii) our board of directors believes that such decrease is the result of a non-temporary movement in the credit markets or the value of our assets, our board of directors will undertake to establish a new net offering price that is not more than 10% above our NAV. If our board of directors determines that the decrease is the result of a temporary movement in the credit markets, investors may purchase shares at an offering price per share, net of the sales load, which represents a premium to the NAV of greater than 10%. See “PLAN OF DISTRIBUTION” at page [___].

Delays in the application of offering proceeds to our investment program may adversely affect our results.

To the extent that there are significant delays in the application of the initial or subsequent proceeds of this offering to our investment program, from time to time, due to market conditions, the relative lack of suitable investment candidates or the time needed for transaction due diligence and execution, it will be more difficult to achieve our investment objectives and our returns may be adversely affected.

This is not a “firm commitment” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform.

This offering is being made on a best efforts basis, whereby we are only required to use their best efforts to sell our shares and no person (an underwriter) has a firm commitment or obligation to purchase any of the shares. To the extent that less than the maximum number of shares is subscribed for, the opportunity for diversification of our investments may be decreased and the returns achieved on those investments may be reduced as a result of allocating all of our expenses among a smaller capital base.

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The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.

The shares offered by us are illiquid assets for which there is not expected to be any secondary market nor is it expected that any will develop in the foreseeable future. Therefore, if you purchase shares you will likely have limited ability to sell your shares. We currently have no target date in which to list our shares on a national securities exchange. There can be no assurance that even if we sought a listing that we will be able to obtain a listing or complete a liquidity event within any particular time frame.

In making a decision to apply for listing of our shares, our directors will determine whether listing our shares or liquidating our assets will result in greater value for our stockholders. In making a determination of what type of liquidity event is in the best interest of our stockholders, our board of directors, including our independent directors, may consider a variety of criteria, including, but not limited to, market conditions, portfolio diversification, portfolio performance, our financial condition, potential access to capital as a listed company, market conditions for the sale of our assets or listing of our common stock, internal management considerations and the potential for stockholder liquidity. If our shares are listed, we cannot assure you a public trading market will develop. Since a portion of the offering price from the sale of shares in this offering will be used to pay expenses and fees, the full offering price paid by stockholders will not be invested. As a result, even if we do complete a liquidity event, you may not receive a return of all of your invested capital.

Forced liquidation and being publicly listed may have adverse impact on the value of our common stock.

If we seek to list our shares or pursue another liquidity event, it will be subject to the authority of the independent directors or the rights of the shareholders to postpone liquidation, and we may be forced to seek a listing or a liquidation when market conditions are not favorable which may have an adverse impact on the value of our shares.

If we become listed, the trading price of our common stock may fluctuate substantially. The price of our common stock that will prevail in the market in the future will depend on many factors, some of which are beyond our control and may not be directly related to our operating performance. In fact, shares of publicly-traded closed-end investment companies frequently trade at a discount to their NAV. If our shares are eventually listed on a national exchange, we would not be able to predict whether our common stock would trade above, at or below NAV. This risk is separate and distinct from the risk that our NAV may decline.

You should also be aware that due to the potential volatility of our stock price if a market for our stock is established, we may become more susceptible to securities litigation, as other publicly-traded entities have experienced. Securities litigation could result in substantial costs and divert management’s attention and resources from our business.

We established the offering price for our shares of common stock on an arbitrary basis, and the offering price may not accurately reflect the value of our assets.

The price of our common stock was established on an arbitrary basis and is not based on the amount or nature of our assets or our book value. Therefore, at any given time, the offering price may be higher than the value of our investments.

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You will not have the benefit of an independent review of the prospectus customarily performed in underwritten offerings.

You will have to rely on your own professional adviser, if you have one, to make an independent review of the terms of this offering. If you have no professional adviser or the latter does not conduct such a review, you will not have the benefit of an independent review of the terms of this offering. Further, the due diligence investigation of us by cannot be considered to be an independent review and, therefore, may not be as meaningful as a review conducted by an unaffiliated broker-dealer or investment banker. You will not have the benefit of an independent review and investigation of this offering of the type normally performed by an unaffiliated, independent underwriter in an underwritten public securities offering. In addition, we do not, and do not expect to, have research analysts reviewing our performance or our securities on an ongoing basis. Therefore, you will not have an independent review of our performance and the value of our common stock relative to publicly-traded companies.

We may be unable to invest a significant portion of the net proceeds of this offering on acceptable terms in the timeframe contemplated by this prospectus.

Delays in investing the net proceeds of this offering may impair our performance. We cannot assure you that we will be able to identify any investments that meet our investment objectives or that any investment that we make will produce a positive return. We may be unable to invest the net proceeds of this offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

In addition, even if we are able to raise significant proceeds, we will not be permitted to use such proceeds to co-invest with certain entities affiliated with us in transactions originated by such affiliates unless we first obtain an exemptive order from the SEC. We may seek exemptive orders, and the SEC has granted exemptive relief for co-investments to other BDCs in the past. However, there can be no assurance that we will obtain such relief.

We anticipate that, depending on market conditions, it may take us several months before we have raised sufficient funds to make any investments or to invest the proceeds of this offering in securities meeting our investment objectives and providing sufficient diversification of our portfolio. During this period, we will invest the net proceeds of this offering primarily in cash, cash equivalents, U.S. government securities, repurchase agreements and high-quality debt instruments maturing in one year or less from the time of investment, which may produce returns that are significantly lower than the returns which we expect to achieve when our portfolio is fully invested in securities meeting our investment objectives. As a result, any distributions that we pay during this period may be substantially lower than the distributions that we may be able to pay when our portfolio is fully invested in securities meeting our investment objectives.

Your interest in us will be diluted if we issue additional shares, which could reduce the overall value of your investment.

Potential investors in this offering do not have preemptive rights to any shares we issue in the future. Pursuant to our charter, a majority of our entire board of directors may amend our charter to increase the number of our authorized shares of stock without stockholder approval. After your purchase in this offering, our board may elect to sell additional shares in this or future public offerings, issue equity interests in private offerings or issue share-based awards to our independent directors or employees. To the extent we issue additional equity interests after your purchase in this offering, your percentage ownership interest in us will be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, you may also experience dilution in the book value and fair value of your shares.

Sales of substantial amounts of our common stock in the public market may have an adverse effect on the market price of our common stock.

Upon completion of this offering, sales of substantial amounts of our common stock, or the availability of such shares for sale, could adversely affect the prevailing market prices for our common stock. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so.

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Our stockholders that do not opt out of our dividend reinvestment plan should generally expect to have current tax liabilities without receiving cash to pay such liabilities.

Under our dividend reinvestment plan, if we declare a cash distribution, our stockholders who have not elected to “opt out” will have their cash distributions automatically reinvested in additional shares of our common stock, rather than receiving the cash distributions. Stockholders who receive distributions in the form of shares of common stock generally are subject to the same U.S. federal, state and local tax consequences as stockholders who elect to receive their distributions in cash and, for this purpose, stockholders receiving distributions in the form of stock will generally be treated as receiving distributions equal to the fair market value of the stock received through the plan; however, since their distributions will be reinvested, those stockholders will not receive cash with which to pay any applicable taxes on such reinvested distributions. As a result, stockholders that have not opted out of our dividend reinvestment plan may have to use funds from other sources to pay any tax liabilities imposed upon them based on the value of the common stock received.

We may issue preferred stock as a means to access additional capital, which could adversely affect common shareholders and subject us to specific regulation under the Investment Company Act.

We may issue preferred stock as a means to increase flexibility in structuring future financings and acquisitions. However, preferred stock has rights and preferences that would adversely affect the holders of common stock, including preferences as to cash distributions and preferences upon our liquidation or dissolution. As well, every issuance of preferred stock will be required to comply with the requirements of the Investment Company Act. The Investment Company Act requires, among other things, that (1) immediately after issuance and before any distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if distributions on such preferred stock are in arrears by two years or more. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock.

Federal Income Tax Risks

We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC.

To obtain and maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements. See “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” at page [__].

The annual distribution requirement for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least 90% of our net ordinary income and realized net short-term capital gain in excess of realized net long-term capital loss, if any. We will be subject to corporate-level U.S. federal income tax on any of our undistributed income or gain. Additionally, we will be subject to a 4% nondeductible federal excise tax to the extent that we do not satisfy certain additional minimum distribution requirements on a calendar-year basis. Because we may use debt financing, we are subject to an asset coverage ratio requirement under the Investment Company Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirement. If we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.

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The income source requirement will be satisfied if we obtain at least 90% of our gross income for each year from dividends, interest, gains from the sale of stock or securities or similar sources.

The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities; if such other securities of any one issuer do not represent more than 5% of the value of our assets or more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly-traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. We may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes.

We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.

For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our stockholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to obtain and maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS—Taxation as a Regulated Investment Company” at page [___].

You may receive shares of our common stock as distributions, which could result in adverse tax consequences to you.

In order to satisfy the annual distribution requirement applicable to RICs, we may have the ability to declare a large portion of a distribution in shares of our common stock instead of in cash. As long as a portion of such distribution is paid in cash (which portion can be as low as 10% for our taxable years ending on or before December 31) and certain requirements are met, the entire distribution to the extent of our current and accumulated earnings and profits would be a dividend for U.S. federal income tax purposes. As a result, a stockholder would be taxed on the entire distribution in the same manner as a cash distribution, even though a portion of the distribution was paid in shares of our common stock.

You may have current tax liability on distributions you elect to reinvest in our common stock but would not receive cash from such distributions to pay such tax liability.

If you participate in our distribution reinvestment plan, you will be deemed to have received, and for U.S. federal income tax purposes will be taxed on, the amount reinvested in our common stock to the extent the amount reinvested was not a tax-free return of capital. As a result, unless you are a tax-exempt entity, you may have to use funds from other sources to pay your tax liability on the value of our common stock received from the distribution.

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If we do not qualify as a “publicly offered regulated investment company,” as defined in the Code, you will be taxed as though you received a distribution of some of our expenses.

A “publicly offered regulated investment company” is a regulated investment company whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. If we are not a publicly offered regulated investment company for any period, a non-corporate shareholder’s pro rata portion of our affected expenses, including our management fees, will be treated as an additional distribution to the shareholder and will be deductible by such shareholder only to the extent permitted under the limitations described below. For non-corporate shareholders, including individuals, trusts, and estates, significant limitations generally apply to the deductibility of certain expenses of a non-publicly offered regulated investment company, including advisory fees. In particular, these expenses, referred to as miscellaneous itemized deductions, are deductible to an individual only to the extent they exceed 2% of such a shareholder’s adjusted gross income, and are not deductible for alternative minimum tax purposes. While we anticipate that we will constitute a publicly offered regulated investment company after our first tax year, there can be no assurance that we will in fact so qualify for any of our taxable years.

We will be subject to corporate-level U.S. federal income tax on all of our income if we are unable to maintain our status as a RIC under Subchapter M of the Code, which would have a material adverse effect on our financial performance.

Although we have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code, commencing with our taxable year ended December 31, 2015, we cannot assure you that we will be able to maintain RIC status. To obtain and maintain RIC status and be relieved of U.S. federal income taxes on income and gains distributed to our stockholders, we must meet the annual distribution, source-of-income and asset diversification requirements described below.

•	The annual distribution requirement for a RIC will be satisfied if we distribute to our stockholders on an annual basis at least 90% of our investment company taxable income for each taxable year. Because we may use debt financing, we may be subject to an asset coverage ratio requirement under the Investment Company Act, and we expect to be subject to certain financial covenants contained in our credit agreements and other debt financing agreements. This asset coverage ratio requirement and these financial covenants could, under certain circumstances, restrict us from making distributions to our stockholders that are necessary for us to satisfy the distribution requirement. If we are unable to obtain cash from other sources, and thus are unable to make sufficient distributions to our stockholders, we could fail to maintain our status for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes).

•	The source-of-income requirement will be satisfied if at least 90% of our gross income for each year is derived from dividends, interest, gains from the sale of stock or securities or similar sources.

•	The asset diversification requirement will be satisfied if, at the end of each quarter of our taxable year, at least 50% of the value of our assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other acceptable securities, and no more than 25% of the value of our assets is invested in the securities (other than U.S. government securities or securities of other RICs) of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of our RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

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If we fail to maintain our RIC status for any reason, and we do not qualify for certain relief provisions under the Code, we would be subject to corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes). In this event, the resulting taxes could substantially reduce our net assets, the amount of our income available for distribution and the amount of our distributions to our stockholders, which would have a material adverse effect on our financial performance. For additional discussion regarding the tax implications of a RIC, see “MATERIAL FEDERAL INCOME TAX CONSIDERATIONS” at page [___].

We may not be able to pay you distributions on our common stock, our distributions to you may not grow over time and a portion of our distributions to you may be a return of capital for U.S. federal income tax purposes.

We intend to pay quarterly distributions to our stockholders out of assets legally available for distribution. We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. If we are unable to satisfy the asset coverage test applicable to us as a BDC, or if we violate certain covenants under our Revolving Credit Facility and other debt financing agreements, our ability to pay distributions to our stockholders could be limited. All distributions will be paid at the discretion of our board of directors and will depend on our earnings, financial condition, maintenance of our RIC status, compliance with applicable BDC regulations, compliance with covenants under our Revolving Credit Facility and other debt financing agreements and such other factors as our board of directors may deem relevant from time to time. The distributions we pay to our stockholders in a year may exceed our taxable income for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes.

Stockholders who periodically receive the payment of a distribution from a RIC consisting of a return of capital for U.S. federal income tax purposes may be under the impression that they are receiving a distribution of a RIC’s net ordinary income or capital gains when they are not. Accordingly, stockholders should read carefully any written disclosure accompanying a distribution from us and the information about the specific tax characteristics of our distributions provided to stockholders after the end of each calendar year, and should not assume that the source of any distribution is our net ordinary income or capital gains.

We may have difficulty paying our required distributions if we recognize taxable income before or without receiving cash representing such income.

For U.S. federal income tax purposes, we will include in our taxable income certain amounts that we have not yet received in cash, such as original issue discount or accruals on a contingent payment debt instrument, which may occur if we receive warrants in connection with the origination of a loan, or in other circumstances, or contracted PIK interest, which generally represents contractual interest added to the loan balance and due at the end of the loan term. Such original issue discount and PIK interest will be included in our taxable income before we receive any corresponding cash payments. We also may be required to include in our taxable income certain other amounts that we will not receive in cash.

Because in certain cases we may recognize taxable income before or without receiving cash representing such income, we may have difficulty making distributions to our stockholders that will be sufficient to enable us to meet the annual distribution requirement necessary for us to maintain our status as a RIC. Accordingly, we may need to sell some of our assets at times and/or at prices that we would not consider advantageous, we may need to raise additional equity or debt capital or we may need to forego new investment opportunities or otherwise take actions that are disadvantageous to our business (or be unable to take actions that are advantageous to our business) to enable us to make distributions to our stockholders that will be sufficient to enable us to meet the annual distribution requirement. If we are unable to obtain cash from other sources to meet the annual distribution requirement, we may fail to qualify for the U.S. federal income tax benefits allowable to RICs and, thus, become subject to a corporate-level U.S. federal income tax (and any applicable U.S. state and local taxes). For additional discussion regarding the tax implications of a RIC, see “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” at page [___].

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Our stockholders may receive shares of our common stock as dividends, which could result in adverse tax consequences to them.

In order to satisfy the annual distribution requirement applicable to RICs, we will have the ability to declare a large portion of a dividend in shares of our common stock instead of in cash. As long as a portion of such dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a stockholder generally would be taxed on 100% of the fair market value of the dividend on the date the dividend is received by the stockholder in the same manner as a cash dividend, even though most of the dividend was paid in shares of our common stock. We currently do not intend to pay dividends in shares of our common stock.

If we are not treated as a “publicly offered regulated investment company,” as defined in the Code, U.S. stockholders that are individuals, trusts or estates will be taxed as though they received a distribution of some of our expenses.

We expect to be treated as a “publicly offered regulated investment company” as a result of either (i) shares of our common stock being held by at least 500 persons at all times during a taxable year or (ii) shares of our common stock being treated as regularly traded on an established securities market. However, we cannot assure you that we will be treated as a publicly offered regulated investment company for all years. If we are not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from us in the amount of such U.S. stockholder’s allocable share of certain of our fees and expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder. Miscellaneous itemized deductions generally are deductible by a U.S. stockholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. stockholder’s miscellaneous itemized deductions exceeds 2% of such U.S. stockholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under the Code. See “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS—Taxation of U.S. Stockholders” on page [___].

Non-U.S. stockholders may be subject to withholding of U.S. federal income tax on dividends we pay.

Distributions of our “investment company taxable income” to a non-U.S. stockholder that are not effectively connected with the non-U.S. stockholder’s conduct of a trade or business within the United States will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of our current or accumulated earnings and profits.

For our taxable years beginning before January 1, 2015, certain properly designated dividends were generally exempt from withholding of U.S. federal income tax where they were paid in respect of our (i) “qualified net interest income” (generally, our U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which we or the non-U.S. stockholder are at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) “qualified short-term capital gains” (generally, the excess of our net short-term capital gain over our long-term capital loss for such taxable year), and certain other requirements were satisfied.

THIS PROVISION EXPIRED ON DECEMBER 31, 2014 AND, AS A RESULT, THIS EXEMPTION FROM WITHHOLDING OF U.S. FEDERAL INCOME TAX DOES NOT APPLY FOR ANY TAXABLE YEAR BEGINNING ON OR AFTER JANUARY 1, 2015. NO ASSURANCE CAN BE GIVEN THAT THIS PROVISION WILL BE REINSTATED AND, IF THIS PROVISION IS REINSTATED, THE FORM OR EFFECTIVE DATE OF ANY SUCH REINSTATEMENT.

In addition, even if this provision is reinstated, no assurance can be given as to whether any of our distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be designated as such by us. In particular, under the provision that was in effect through December 31, 2014, the exemption did not apply to our distributions paid in respect of our non-U.S. source interest income or our dividend income (or any other type of income other than our non-contingent U.S.-source interest income received from unrelated obligors and our qualified short-term capital gains). In the case of our common stock held through an intermediary, the intermediary may have withheld U.S. federal income tax even if we designated the payment as qualified net interest income or qualified short-term capital gain. See “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS—Taxation of Non-U.S. Stockholders.”

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POTENTIAL CONFLICTS OF INTEREST

Outside Business Relationships of Officers and Directors

Members of the board of directors and our officers serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as we do or of investment funds managed by their affiliates. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of us or our stockholders.

Brokerage Transactions

Since we will generally acquire and dispose of investments in privately negotiated transactions, we will infrequently use brokers in the normal course of our business. Subject to policies established by our board of directors, SumuFund will be primarily responsible for the execution of the publicly traded securities portion of our portfolio transactions and the allocation of brokerage commissions. While we generally will seek reasonably competitive trade execution costs, we will not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, we may select a broker based partly upon brokerage or research services provided to us. In return for such services, we may pay a higher commission than other brokers would charge if we determines in good faith that such commission is reasonable in relation to the services provided.

Our management, subject to review by the board of directors from time to time, may purchase and sell portfolio securities to and from brokers who provide us with access to supplemental investment and market research and security and economic analyses. Such brokers may execute brokerage transactions at a higher cost to us than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution.

Our portfolio transactions are generally effected at a net price without a broker’s commission (i.e., a dealer is dealing with us as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security). In certain foreign countries, debt securities are traded on exchanges at fixed commission rates.

Our board of directors, including a majority of our Independent Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to a broker-dealer are consistent with the foregoing standard. The amount of brokerage commissions paid by us may vary substantially from year to year because of differences in portfolio turnover rates and other factors

DISTRIBUTIONS

We intend to continue to pay annual distributions to our stockholders out of assets legally available for distribution. Future annual distributions, if any, will be determined by our board of directors. All future distributions will be subject to lawfully available funds therefor, and no assurance can be given that we will be able to declare such distributions in future periods.

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We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code. To obtain and maintain RIC status, we must, among other things, timely distribute to our stockholders at least 90% of our investment company taxable income for each taxable year. We intend to timely distribute to our stockholders substantially all of our annual taxable income for each year, except that we may retain certain net capital gains (i.e., realized net long-term capital gains in excess of realized net short-term capital losses) for reinvestment and, depending upon the level of taxable income earned in a year, we may choose to carry forward taxable income for distribution in the following year and pay any applicable U.S. federal excise tax. We generally will be required to pay such U.S. federal excise tax if our distributions during a calendar year do not exceed the sum of (1) 98.0% of our net ordinary income (taking into account certain deferrals and elections) for the calendar year, (2) 98.2% of our capital gains in excess of capital losses for the one-year period ending on October 31 of the calendar year and (3) any net ordinary income and capital gains in excess of capital losses for preceding years that were not distributed during such years. If we retain net capital gains, we may treat such amounts as deemed distributions to our stockholders. In that case, you will be treated as if you had received an actual distribution of the capital gains we retained and then you reinvested the net after-tax proceeds in our common stock. In general, you also will be eligible to claim a tax credit (or, in certain circumstances, obtain a tax refund) equal to your allocable share of the tax we paid on the capital gains deemed distributed to you. Stockholders should read carefully any written disclosure accompanying a distribution from us and should not assume that the source of any distribution is our net ordinary income or capital gains. The distributions we pay to our stockholders in a year may exceed our net ordinary income and capital gains for that year and, accordingly, a portion of such distributions may constitute a return of capital for U.S. federal income tax purposes. The specific tax characteristics of our distributions will be reported to stockholders after the end of the calendar year. Please refer to “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” at page [___] for other information regarding the tax treatment of our distributions and the tax consequences of our retention of net capital gains. See also “RISK FACTORS—Risks Relating to this Offering and Our Common Stock—We may not be able to pay you distributions on our common stock, our distributions to you may not grow over time and a portion of our distributions to you may be a return of capital for U.S. federal income tax purposes.”

Unless you elect to receive your distributions in cash, we intend to make such distributions in additional shares of our common stock under our dividend reinvestment plan. Distributions paid in the form of additional shares of our common stock will generally be subject to U.S. federal, state and local taxes in the same manner as cash distributions and, for this purpose, investors receiving distributions in the form of stock will generally be treated as receiving distributions equal to the fair market value of the stock received through the plan; however, investors participating in our dividend reinvestment plan will not receive any corresponding cash with which to pay any such applicable taxes. If you hold shares of our common stock through a broker or financial intermediary, you may elect to receive distributions in cash by notifying your broker or financial intermediary of your election to receive distributions in cash in lieu of shares of our common stock. See “DIVIDEND REINVESTMENT PLAN” at page [__].

We intend to authorize, declare and pay distributions annually as soon as practicable. Subject to our board of directors’ discretion and applicable legal restrictions, our board of directors intends to authorize and declare a quarterly distribution amount per share of our common stock. We will then calculate each stockholder’s specific distribution amount for the month using record and declaration dates, and your distributions will begin to accrue on the date we accept your subscription for shares of our common stock. From time to time, we may also pay interim distributions at the discretion of our board. Each year a statement on Internal Revenue Service Form 1099-DIV (or any successor form) identifying the source of the distribution (i.e., paid from ordinary income, paid from net capital gain on the sale of securities, and/or a return of paid-in capital surplus which is a nontaxable distribution) will be mailed to our stockholders.

Our distributions may exceed our earnings, especially during the period before we have substantially invested the proceeds from this offering. As a result, a portion of the distributions we make may represent a return of capital for tax purposes.

To obtain and maintain RIC tax treatment, we must, among other things, distribute at least 90% of our net ordinary income and realized net short-term capital gain in excess of realized net long-term capital loss, if any. In order to avoid certain excise taxes imposed on RICs, we currently intend to distribute, or be deemed to distribute, during each calendar year an amount at least equal to the sum of (1) 98% of our net ordinary income for the calendar year, (2) 98% of our capital gain in excess of capital loss for the one-year period ending on December 31st of the calendar year and (3) any net ordinary income and net capital gain for preceding years that were not distributed during such years and on which we paid no U.S. federal income tax. We can offer no assurance that we will achieve results that will permit the payment of any distributions and, if we issue senior securities, we will be prohibited from paying distributions if doing so causes us to fail to maintain the asset coverage ratios stipulated by the Investment Company Act or if distributions are limited by the terms of any of our borrowings. See “REGULATION” at page [___] and “MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS” at page [___].

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We have adopted an “opt in” distribution reinvestment plan for our common stockholders. As a result, if we make a distribution, then stockholders will receive distributions in cash unless they specifically “opt in” to the distribution reinvestment plan so as to have their cash distributions reinvested in additional shares of our common stock. See “DISTRIBUTION REINVESTMENT PLAN” at page [___].

CAPITALIZATION

The following table sets forth our capitalization as of [April___, 2015] and on an adjusted basis to give effect to this offering at an assumed public offering price of $50.00 per share (the initial public offering price as set forth on the cover of this prospectus) after deducting estimated offering expenses of approximately $[_______] payable by us.

You should read this table together with “USE OF PROCEEDS” and the financial statements and the related notes thereto included elsewhere in this prospectus.

As of May 1st, 2015
Actual (in thousands)
Assets
Cash	$100
Other assets	$0
Total assets	$100

Liabilities:
Debt	$0
Other liabilities	$27
Total liabilities	$27

Net assets:	$73
Common Stock, par value $0.001 per share (100,000,000 shares authorized, 1,000,000 shares issued and outstanding as of May 1, 2015; and XXX shares outstanding, as adjusted)
Preferred Stock, par value $0.001 per share, 1,000,000 shares authorized; XXXXX shares issued and outstanding as of May 1, 2015; and XXX shares outstanding, as adjusted
Paid-in capital in excess of par	$0
Accumulated net realized gain (loss)	$0
Accumulated undistributed net investment income	$0
Net unrealized appreciation (depreciation) on investments	$0
Allocated income tax expense	$0
Total net assets	$0
Total liabilities and net assets	$0
Net asset value per share	$0

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DILUTION

The dilution to investors in this offering is represented by the difference between the offering price per share of our common stock and the pro forma NAV per share of our common stock after this offering. NAV per share is determined by dividing our NAV, which is our total tangible assets less total liabilities, by the number of outstanding shares of common stock.

As of May 1, 2015, we had 1,000,000 shares of common stock outstanding and as of [              ], 2015, our NAV was $___________, or approximately $_____ per share. After giving effect to the sale of the shares of common stock to be sold in this offering (at the mid-point of the estimated initial public offering price range as set forth on the cover of this prospectus), and the deduction of discounts and estimated offering expenses, our as-adjusted net NAV as of May 1st, 2015 would be approximately $_________, or $______per share, representing an immediate dilution of $____ per share, or ____%, to shares sold in this offering. The following table illustrates the dilution to the shares on a per share basis:

Assumed initial public offering price per share (the mid-point of the estimated initial public offering price range as set forth on the cover of this prospectus)	$
[ ], 2015 NAV per share	$
Increase attributable to this offering	$
As-adjusted NAV per share immediately after this offering	$
Dilution per share to stockholders participating in this offering (without exercise of the over-allotment option)	$

The as-adjusted NAV upon completion of this offering is calculated as follows:

Numerator (in thousands):
NAV	$
Assumed proceeds from this offering (after deduction of sales load and offering expenses payable by us)	$	XXXXXXXX
NAV upon completion of this offering		$50,000,000
Denominator:
Shares outstanding		1,000,000
Shares included in this offering		1,000,000
Total shares outstanding upon completion of this offering		1,000,000

SENIOR SECURITIES

There were [_________] shares of preferred stock outstanding as of April 30, 2015.

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INVESTMENT OBJECTIVES AND POLICIES

We anticipate making our private equity investments predominantly in companies as those with annual revenues up to $25 million. We expect that each investment will range between $250,000 and $5 million, although this investment size will vary with the size of our capital base. We anticipate that our investments will take the form of equity investments and newly-originated loans as well as investments in secondary market transactions, including equity purchased from current owners and loans acquired from banks, other specialty finance companies, private equity sponsors, loan syndications and other investors.

The structure of our investments is likely to vary and we expect to invest throughout a portfolio company’s capital structure, including, but not limited to, preferred and common equity, senior secured and unsecured debt, mezzanine debt, warrants and other instruments, many of which generate current yield. In addition, in order to diversify our investment portfolio and to the extent allowed by the Investment Company Act and consistent with our continued qualification as a RIC, we may also invest in loans to larger companies which should be more liquid than the debt securities of smaller companies.

We intend to generate the majority of our long term value by investing in equity of startups and early development stage private U.S. companies. We may invest a portion of our portfolio in debt issued directly to small business. In connection with our debt investments, we may on occasion receive equity interests such as warrants or options as additional consideration.

So that we continue to qualify as a BDC, we intend to make investments so that at least 70% of our assets are “qualifying assets” for purposes of the Investment Company Act. We may invest the balance of our portfolio in opportunistic “non-qualifying assets” investments in order to seek enhanced returns for our stockholders. Such investments may include investments in the debt and equity instruments of broadly traded public companies. Within this 30% basket, we may also invest in debt and equity securities of companies located outside of the United States. All such investments are intended to be made in compliance with the Investment Company Act and in a manner that will not jeopardize our status as a RIC.

The initial members of our management team will be William Zell, who will serve as our chief executive officer and chairman of the board; Flavio Lobato, who will serve as our chief investment officer and secretary; and Phil Tassi, who will serve as our chief compliance officer.

Potential Market Opportunity

Our target market for private equity investments, domestic companies with revenues up to $15 million. We see a significant opportunity for high return on investment in these small companies because venture capital investments of less than one million dollars have seen a significant decline over the last two years. There were 719 and 766 seed investments of $1 million or less in 2012 and 2013 compared to 355 seed investments of $1 million or less in 2014, representing over a 50% decline. Early stage companies have seen an even steeper decline in investments of less than $1 million with 1,333 and 1,056 investments in 2012 and 2013 compared to 113 in 2014.

Additionally, we are opening up this asset class to 25 million American households for the first time. We believe that this provides us with a unique competitive advantage.

Business Strategy

Focus on promising startup and early development stage growth companies

For our private equity investments, we will primarily invest in startup and early development stage growth companies as described above. Specifically, we will look for opportunities that exhibit high growth potential at a point where the business is seeking venture capital, and we can achieve significant equity opportunity for relatively low capital amounts, comparable to the majority of private equity investments.

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There are a number of critical factors that are relevant in this stage of investment, including the entrepreneurial experience of the founding team, the distinct competitive advantage to capitalize on, the strength of a business model that will provide long term, sustainable cash flows, and most importantly the demonstration of a product or service that solves a true problem or creates a true opportunity for the customer.

A portion of our portfolio will be allocated to “seed-stage” investments, where revenues and positive cash flows may not yet be achieved. Given the risk-reward nature of this stage of investing we will seek an equity stake proportionate to the risk.

We will also invest in entrepreneurial, but established, companies with positive cash flow. We will focus on businesses that present growth opportunities, including startup companies that are bringing disruptive changes to their industry. Particularly, we will focus on technology companies including hardware, software and technology enabled services. These industries may include but are not limited to healthcare services, software and IT, business services, consumer products, specialty finance, logistics and value-added distribution.

Extensive Underwriting and Portfolio Management

We intend to employ an extensive underwriting and due diligence process for equity investments which will include an initial review of all prospective portfolio companies, their competitive position, financial performance and the dynamics of the industry in which they compete. We will offer managerial assistance to our portfolio companies, giving them access to our investment experience, direct industry expertise and contacts, and allowing us to continually monitor their progress. As part of the monitoring process, our portfolio management team will analyze monthly and quarterly financial statements versus the previous periods and year, review financial projections, meet with management, attend board meetings, review all compliance certificates and covenants and maintain our awareness of critical industry developments and trends

Untapped Opportunities

For equity investments, we will seek to identify companies with strong management and untapped potential that would benefit from a combination of new capital and strategic relationships and our operating expertise and guidance. While the founders of such companies intend to build successful enterprises, they often need additional capital and management resources and a more sophisticated perspective to take the company to the next level. We believe that these companies, led by appropriately motivated management teams, can be vehicles for creating substantial value through accelerated growth and operational improvements.

Value-Added Support

For equity investments, we will seek to negotiate terms that will provide us with significant influence or control of a portfolio company. When making an investment, we will attempt to leverage our operational and financial expertise to strengthen portfolio company management teams and assist them in achieving their full potential. Depending on the stage of development, we will directly and regularly add value through:

1. Strategic and tactical support

2. Mentoring and advising company management

3. Creating and building strategic relationships

4. Leveraging existing networks for value add to company

5. Participate in shaping the vision, strategy and culture of a portfolio company

6. Recruiting talent to fast growing companies

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Debt Investment

Though our primary focus will be equity investments in early stage growth companies, we may at times seek to invest in senior secured loans, second lien secured loans, and, to a lesser extent, subordinated loans of growth companies. Senior secured loans are situated at the top of the capital structure. Because these loans have priority in payment, they carry the least risk among all investments in a firm. Generally, our senior secured loans are expected to have maturities of three to seven years, offer some form of amortization, and have first priority security interests in the assets of the borrower. Second lien secured loans are immediately junior to senior secured loans and have substantially the same maturities, collateral and covenant structures as senior secured loans. Second lien secured loans, however, are granted a second priority security interest in the assets of the borrower. In return for this junior ranking, second lien secured loans generally offer higher returns compared to senior secured debt. Subordinated debt investments usually rank junior in priority of payment to senior secured loans and second lien secured loans and are often unsecured, but are situated above preferred equity and common stock in the capital structure. In return for their junior status compared to first lien and second lien secured loans, subordinated debt investments typically offer higher returns through both higher interest rates and possible equity ownership in the form of warrants.

Industry Experts

We may call upon a select group of operating partners who have expertise in specific industries that we find attractive and the wherewithal to play an active role in creating value for our private equity investments that fall within their areas of expertise.

Strong Deal Flow

We believe that we will have strong investment deal flow as a result of the strong reputation of our management team as individual investors and managers of other entities with strong records of investment success, bringing their networks of relationships with numerous organizations that support startups, including other venture capital firms, and startup accelerators and incubators. We will also benefit from such participation as an early adopter in the Startup Factory Inc. technology platform, an online community that provides investment opportunities for startups. From time to time, we may receive referrals for new prospective investments for which we may pay a referral fee or a finder’s fee.

Diversification

We recognize that an over concentration in one or a limited number of positions in our portfolio would increase the risk of exposure to adverse changes in a single investment. We will endeavor to construct and maintain our portfolio to reduce such risks, including through investments throughout a company’s capital structures and among companies in a multitude of different industries and geographic markets, thereby reducing the concentration of risk in any one type of investment, company or sector of the economy. We cannot guarantee that we will be successful in this effort.

Investment Principles

We will focus on the following key elements when evaluating an equity investment opportunity:

•	Attractive Industries: We will identify industries that we believe exhibit strong growth characteristics or consolidation attributes, are experiencing rapid rates of change or are beginning to transform their business models.

•	Strong Management: Management is critically important in any company. However, making significant changes in strategy or operations or driving towards rapid expansion places additional demands on leadership. Therefore, we are only interested in investing in companies that we believe have strong management teams in place, based on their expertise and prior performance, or where there is a clear and achievable strategy of attracting the right people to the team. In all cases, we firmly believe it is essential for management to be committed to agreed-upon strategic objectives for the company prior to making an investment.

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•	Operating Inefficiencies/Modernization: Many small businesses have not taken advantage of the tools that have become available to their industry to drive operational efficiencies and support more rapid growth. We will look to invest in companies that have potential because they have not yet benefited from new production techniques, new technologies, or other promising industry trends that have benefited their larger competitors.

•	Ability to Add Value: Our management team’s experience can be valuable to any portfolio company’s management, particularly those attempting to grow their company aggressively. We will evaluate each prospective investment to understand our ability to be a value-added partner, either as a member of the board or as a more active advisor.

For debt investments, we will focus on long term credit performance and principal protection. This defensive oriented strategy is designed to generate attractive levels of income while minimizing the risk of capital loss.

We have established the following principles, which we believe, when consistently followed and properly executed, will result in successful private equity investments:

•	Each investment will be premised on a specific strategic opportunity.

•	We will conduct extensive due diligence to obtain an in-depth understanding of the business and its industry in order to identify and evaluate the strategic and financial opportunities associated with the investment and the risks associated with those opportunities.

•	The purchase price or loan terms must be determined from an assessment of the overall investment opportunity and associated risks, not solely the competitive environment. We will not pay the “market price” for an investment should we believe the inherent value of the investment will not sustain such a price. The result may be “missed” opportunities.

•	However, we believe that investment discipline will better serve our investors in the long run.

•	The pricing and structuring of the transaction will be determined by the requirements and objectives of the strategic plan, not vice versa.

•	Management must understand, agree with, and be committed to the goals of a strategic plan and must have the proper incentives to achieve such goals.

•	We will invest on terms that will provide us with relatively significant influence or control over the companies.

Investment Process

Our investment objective is to generate long-term capital appreciation through equity investments in early stage growth companies. Occasionally, we will seek to generate current income through and debt investments.

Our investment activities will be managed by our officers and supervised by our board of directors, a majority of who will be independent. We intend to focus our private equity on investing in start-up and early stage companies, which we define as companies from pre-revenue startups through established early stage companies with annual revenues up to $25 million.

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Our investment process is dependent on a strong flow of investment deal opportunities. We will achieve qualified deal flow through our extensive networks with startup companies, research institutions, venture capital groups and other startup support organizations.

Our managers first perform an extensive due diligence process to understand the business case for a potential investment. As part of this process we will assess the market dynamics, experience of the management team, business model, competitive landscape, venture capital activity and traction to date for the company.

We seek to invest in target companies that have the potential to develop leading market positions within their respective markets and are well-positioned to capitalize on growth opportunities. We also seek companies that demonstrate significant competitive advantages versus their competitors, which should help to protect their market position and profitability while enabling us to protect our principal and avoid capital losses.

In addition, we also seek to invest in companies whose business models and expected future cash flows offer attractive exit possibilities. These companies include candidates for strategic acquisition by other industry participants and companies that may repay our investments through an initial public offering of common stock or other capital markets transactions.

Upon the completion of due diligence and a decision to proceed with an investment in a company, the team leading the investment presents the investment opportunity to our investment committee. This committee determines whether to pursue the potential investment. All new investments are required to be reviewed by the investment committee. The members of our investment management team do not receive separate compensation from us for serving on the investment committee.

Additional due diligence with respect to any investment may be conducted on our behalf (and at our expense) by attorneys and independent auditors prior to the closing of the investment, as well as other outside advisers, as appropriate.

Ongoing relationships with portfolio companies

We monitor our portfolio companies on an ongoing basis, including the financial trends of each portfolio company to determine if they are meeting their respective business plans and to assess the appropriate course of action for each company. Our investment committee has several methods of evaluating and monitoring the performance and fair value of our investments, which may include the following:

•	assessment of success in adhering to the portfolio company’s business plan and compliance with covenants;

•	periodic or regular contact with portfolio company management and, if appropriate, the financial or strategic sponsor, to discuss financial position, requirements and accomplishments;

•	comparisons to our other portfolio companies in the industry, if any;

•	attendance at and participation in board meetings or presentations by portfolio companies; and

•	review of monthly and quarterly financial statements and financial projections of portfolio companies.

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Managerial Assistance

As a BDC, we must offer, and must provide upon request, significant managerial assistance to certain of our eligible portfolio companies within the meaning of Section 55 of the Investment Company Act. This assistance could involve, among other things, monitoring the operations of our portfolio companies, participating in board and management meetings, consulting with and advising officers of portfolio companies and providing other organizational and financial guidance. Our officers and directors may provide such managerial assistance on our behalf to portfolio companies that request such assistance. We may receive fees for these services. See “REGULATION” at page [___].

Investment Committee

Our investment committee currently consists of three voting members — [NAMES] as well as two non-voting members with operational or legal expertise. Our investment committee is responsible for approving all of our investments. Our investment committee also monitors investments in our portfolio and approves all asset dispositions. We expect to benefit from the extensive and varied relevant experience of the investment professionals serving on our investment committee, which includes expertise in starting and growing companies, venture capital investing, mergers and acquisitions and private equity.

The purpose of our investment committee is to evaluate and approve, as deemed appropriate, all investments. Our investment committee process is intended to bring the diverse experience and perspectives of our investment committee’s members to the analysis and consideration of every investment. Our investment committee also serves to provide investment consistency and adherence to our investment philosophies and policies. Our investment committee also determines appropriate investment sizing and suggests ongoing monitoring requirements.

In addition to reviewing investments, our investment committee meetings serve as a forum to discuss venture capital trends and outlooks. Potential transactions and investment opportunities are also reviewed on a regular basis. Members of our investment committee are encouraged to share information and views on credits early in their analysis. This process improves the quality of the analysis and assists the deal team members to work more efficiently.

COMPETITION

Our primary competition in providing financing to startup and small private companies will include venture capital firms, angel investors and angel syndicates, public and private equity funds, commercial banks, investment banks, commercial financing companies, BDCs, and, to a lesser extent, hedge funds. Many of our competitors are substantially larger and have considerably greater financial, technical, and marketing resources than we do. For example, some competitors may have a lower cost of funds as well as access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and the ability to establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the Investment Company Act will impose on us as a BDC. We expect to use the industry information to assess investment risks and determine appropriate pricing for our investments. In addition, we expect that the relationships of our management team will enable us to discover, and compete effectively for, financing opportunities with attractive startup and early-stage companies in the industries in which we seek to invest.

FACILITIES

Our executive offices are located at 1275 Kinnear Road, Columbus, Ohio 43212. We believe that our current office facilities are adequate for our business as we intend to conduct it.

LEGAL PROCEEDINGS

We are currently not subject to any material legal proceedings. Nonetheless our officers and board members, in their other capacities, may currently be involved in legal proceedings and from time to time, we and individuals employed by us may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of our rights under contracts. The outcome of any potential legal proceedings cannot be predicted with certainty.

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MANAGEMENT

Our business and affairs are managed under the direction of our board of directors. Our board of directors consists of five members, three of whom are Independent Directors. The board of directors elects our officers, who serve at the discretion of our board of directors. The responsibilities of the board of directors include quarterly valuation of our assets, corporate governance activities, oversight of our financing arrangements and oversight of our investment activities.

The board of directors’ role in management of the Company is one of oversight. Oversight of the Company’s investment activities extends to oversight of the risk management processes employed by our investment committee as part of its day-to-day management of our investment activities. The board of directors reviews risk management processes at both regular and special board meetings throughout the year, consulting with appropriate representatives of our investment committee as necessary and periodically requesting the production of risk management reports or presentations. The goal of the board of directors’ risk oversight function is to ensure that the risks associated with our investment activities are accurately identified, thoroughly investigated and responsibly addressed. Investors should note, however, that the board of directors’ oversight function cannot eliminate all risks or ensure that particular events do not adversely affect the value of the Company’s investments.

Our board of directors has established an Audit Committee, Governance and Nominating Committee, Compensation Committee, Compliance Committee and Contract Review Committee. The scope of each committee’s responsibilities is discussed in greater detail below.

Board of Directors and Executive Officers

Our board of directors is divided into three classes. Each class of directors holds office for a three-year term. However, the initial members of the three classes will have initial terms of one, two and three years, respectively. At each annual meeting of our stockholders, the successors to the class of directors whose terms expire at such meeting will be elected to hold office for a term expiring at the annual meeting of stockholders held in the third year following the year of their election.

Each director holds office for the term to which he or she is elected or appointed and until his or her successor is duly elected and qualifies, or until his or her earlier death, resignation, retirement, disqualification or removal.

Directors

The following information regarding our board of directors is as of May 1, 2015:

Name	Age	Position	Class

Interested Directors

William Zell	31	Founder, Chairman of the board of directors, Chief Executive Officer, and President	Class III (term expires in 2018)

Flavio Lobato	47	Director	Class II (term expires in 2017)

Brian Oles	[ ]	Director	Class III (term expires in 2018)

Independent Directors

John D’Orazio	[26]	Director	Class II (term expires in 2017)

Rodolfo Bellesi		Director	Class II (term expires in 2017)

[Two More Independent Directors To Be Named]			Class III (term expires in 2018)

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Executive Officers Who Are Not Directors

The following information regarding our executive officers who are not directors is as of March 10, 2015:

Name	Age	Position

Phillip Tassi	28	Chief Compliance Officer

The address for each director and executive officer is c/o SumuFund, Inc., 1275 Kinnear Road, Columbus, Ohio 43212.

Biographical Information

Directors

Our board of directors is divided into two groups–interested directors and the Independent Directors. Interested directors are interested persons as defined in Section 2(a)(19) of the Investment Company Act.

Interested Directors

Will Zell: Mr. Zell is a Founder and the Chief Executive Officer of SumuFund. He is an entrepreneur and investor with a passion for startups and venture capital. Mr. Zell started his entrepreneurial career at age 22, purchasing a historic building in his hometown Bellefontaine, Ohio. Since then he has invested in 19 additional real estate properties, created and invested in several companies, including Huddlewoo (a web app), ConnectToHome (media), Sweet Aromas Coffee (restaurant) and Nikola Labs (wireless power/consumer electronics). Mr. Zell’s commitment to entrepreneurship was recognized in 2011 by the White House as a member of the Empact100 list, honoring the top companies in the United States started by entrepreneurs under 30. He made a pledge to entrepreneurship that can be viewed here: http://youtu.be/6_GUmyaD790

Flavio Lobato: Mr. Lobato has over 20 years of experience in alternative investments and traditional securities markets. He is Founder and Managing Partner at IKOVE Capital Partners, LLC. Previous to IKOVE Capital, Flavio was an Executive Director at Liongate Capital Management, an alternative investment manager based in London and New York with $7 billion in assets under management. Before Liongate, he was a Managing Director and CIO at Atlas One Capital Management LLC, where he was responsible for global hedge fund portfolios. He was Founder, and CIO of Swiss Capital Asset Management in Lugano, managing over $1.5 billion in hedge fund investments for institutional clients. Previously, Flavio was a Vice President at Goldman Sachs & Co. and a Director at Credit Suisse First Boston. Flavio received his MBA from Harvard Business School with honors, and his undergraduate in International Finance and Marketing from the University of Miami, cum laude. He is an Advisor to the Harvard Innovation Lab (I-Lab).

Brian Oles CPA, CGMA: Mr. Oles brings more than 14 years’ experience in auditing and attest engagements to SumuFund, where he serves as the Chief Financial Officer. He is responsible for implementing our accounting and auditing standards, working in conjunction with our external auditor, and addressing emerging issues for the firm. Brian’s industry experience includes not-for-profit, mutual funds, insurance, wholesale distribution, mining, construction and professional service companies. He began his career in the Columbus office of Ernst & Young, LLP.Brian earned Bachelor of Science in Business Administration and Master of Accountancy degrees from Miami University of Ohio. He is Certified Public Accountant in the State of Ohio, holds Chartered Global Management Accountant™ certification from the American Institute of Certified Public Accountants and belongs to the Ohio Society of CPAs.executive officer is c/o SumuFund, Inc., 1275 Kinnear Road, Columbus, Ohio 43212.

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Independent Directors

John D’Orazion [TO BE COMPLETED]

Rodolfo Bellesi: Mr. Bellesi is Founder and Managing Director at IKOVE Capital Partners, LLC. Prior to IKOVE Capital, Rodolfo was Head of Technology at MB Capital, a Private Equity and Real Estate Group focusing on proprietary deals in Northern Brazil. He was also Founder and President at BR Trading Consultoria LTDA, and acted as General Country Manager for the mining conglomerate Energold Brasil. Mr. Bellesi acted as an Application Engineer and Project Manager at Teradyne in Boston, MA. Mr. Bellesi pursued his MBA in Entrepreneurship from Babson College, a M.S. in Electrical Engineering from the Ohio State University, and a B.S. in Electrical Engineering from the Federal University of Para.

[Two More Independent Directors To Be Named]

Executive Officers Who Are Not Directors

Phillip Tassi. Mr. Tassi attended The Ohio State University where he graduated with degrees in Industrial Engineering and Economics. During his time at OSU, Mr. Tassi was a member of the OSU Crew Team. Over the past five years at JPMorganChase & Co, Phil has worked to drive change in the Global Technology and Vendor Management organizations. As a member of the Global Technology team, Mr. Tassi worked to streamline the incident management, change management and regulatory reporting processes. He transitioned to the Vendor Management team where he collaborated with internal partners to ensure all relationship requirements were met according to the appropriate regulations and exposed existing risks in the process. Mr. Tassi continued his risk management work on the process improvement team, restructuring current processes to better control for risk and cost.

Committees of the Board of Directors

Audit Committee

The members of the Audit Committee are [________], each of whom meets the current independence and experience requirements of Rule 10A-3 of the Exchange Act and none of whom is an “interested person” of the Company as defined in Section 2(a)(19) of the Investment Company Act. Mr. [NAME] serves as Chairman of the Audit Committee. Our board of directors and the Audit Committee have determined that Mr. [NAME] is an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Exchange Act. The Audit Committee is responsible for overseeing matters relating to the appointment and activities of our auditors, audit plans and procedures, various accounting and financial reporting issues and changes in accounting policies, and reviewing the results and scope of the audit and other services provided by our independent public accountants. The Audit Committee is also responsible for aiding our board of directors in fair value pricing debt and equity securities that are not publicly traded or for which current market values are not readily available.

The Audit Committee shall have formal meetings in 2015.

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Governance and Nominating Committee

The Governance and Nominating Committee members are [________], none of whom is an “interested person” as defined in Section 2(a)(19) of the Investment Company Act. Mr. [________] serves as the Chairman of the Governance and Nominating Committee. The Governance and Nominating Committee is responsible for identifying, researching and nominating directors for election by our stockholders, selecting nominees to fill vacancies on our board of directors or a committee of the board of directors, developing and recommending to the board of directors a set of corporate governance principles and overseeing the evaluation of the board of directors and our management. The Governance and Nominating Committee considers nominees properly recommended by our stockholders. Our bylaws provide that for any nomination to be properly brought by a stockholder for a meeting, such stockholder will have to comply with advance notice requirements and provide us with certain information. Generally, to be timely, a stockholder’s notice must be received at our principal executive offices not less than 90 days nor more than 120 days prior to the first anniversary date of the immediately preceding annual meeting of stockholders. Our bylaws further provide that nominations of persons for election to the board of directors at a special meeting may be made only by or at the direction of the board of directors, and provided that the board of directors has determined that directors will be elected at the meeting, by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the bylaws. See “Description of Capital Stock—Advance Notice Provisions for Stockholder Nominations and Stockholder Proposals.”

The Governance and Nominating Committee will have formal meetings in 2015.

Compensation Committee

The members of our Compensation Committee are [________], none of whom is an “interested person” as defined in Section 2(a)(19) of the Investment Company Act. The Compensation Committee is responsible for determining, or recommending to the board of directors for determination, the compensation, if any, of our chief executive officer and all other executive officers. The Compensation Committee also assists the board of directors with matters related to compensation generally.

The Compensation Committee will have formal meetings in 2015.

Compliance Committee

The Compliance Committee members are [________], none of whom is an “interested person” as defined in Section 2(a)(19) of the Investment Company Act. Mr. [________] serves as Chairman of the Compliance Committee. The Compliance Committee is responsible for overseeing our compliance processes, except that compliance processes relating to the accounting and financial reporting processes, and certain related matters, are overseen by the Audit Committee. In addition, the Compliance Committee provides assistance to the full board of directors with respect to compliance matters. The Compliance Committee will have formal meetings in 2015.

Contract Review Committee

The Contract Review Committee members are [________],, none of whom is an “interested person” as defined in Section 2(a)(19) of the Investment Company Act. Mr. [________] serves as Chairman of the Contract Review Committee. The Contract Review Committee is responsible for overseeing the processes of the board of directors for reviewing and monitoring performance under certain agreements, if any, between SumuFund and third parties or our affiliates. The Contract Review Committee also provides appropriate assistance to the board of directors in connection with the Board of Director’s approval, oversight and review of our various service providers, including our professional (legal and accounting) firms and printing firms. The Contract Review Committee will have formal meetings in 2015.

Compensation of Directors

For the fiscal year ended December 31, 2015, each Independent Director shall be compensated with a $[________] annual fee for his or her services as a director. The Independent Directors also received $[________] plus reasonable out-of-pocket expenses for each board of directors meeting attended ($1,250 if attending telephonically) and $[________] plus reasonable out-of-pocket expenses for each Committee meeting attended ($[________] if attending telephonically). In addition, the Chairman of the board of directors received an annual fee of $[________] and the director designated as the “audit committee financial expert” received an annual fee of $[________] for their additional services in these capacities. We may also pay the incidental costs of a director to attend training or other types of conferences relating to the BDC industry. No compensation was paid to directors who are “interested persons.” In addition, we purchased directors’ and officers’ liability insurance on behalf of our directors and officers.

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Compensation Table

[insert]

Compensation of Chief Executive Officer and Other Executive Officers

[Describe]

PORTFOLIO COMPANIES

Other than portfolio company investments, our only formal relationships with our portfolio companies are the significant managerial assistance that we may provide upon request and the board observation or participation rights we may receive in connection with our investment. As defined by the Investment Company Act, we do not “control” any of the portfolio companies; however, we are considered an “affiliate” of one of our portfolio companies. In general, under the Investment Company Act, we would be presumed to “control” a portfolio company if we owned more than 25% of its voting securities and would be an “affiliate” of a portfolio company if we owned more than 5% of its outstanding voting securities.

RELATED PARTY TRANSACTIONS AND CERTAIN RELATIONSHIPS

We are party to various agreements with affiliates which creates various conflicts of interest. See “POTENTIAL CONFLICTS OF INTEREST” at page [___] and “RISK FACTORS—Risks Relating to Our Business and Structure” at page [___].

William Zell, our Chairman of the Board and Chief ExecutiveOofficer has ownership and financial interests in certain affiliated and non-affiliated entities. Other officers and directors may also serve as principals of other affiliates that may in the future manage investment funds with investment objectives similar to ours.

We may apply to the SEC for exemptive relief enabling us and any of our affiliates to co-invest in certain privately-placed securities and other situations. However, there are no assurances that it will receive the requested relief. If such relief is not obtained and until it is obtained, we may be required to allocate some investments solely to another of our affiliates. This restriction could preclude us from investing in certain securities we would otherwise be interested in and could adversely affect the pace at which we are able to invest our assets and, consequently, our performance.

License Agreement with Startup Factory, Inc

We have entered into a license agreement with Startup Factory, Inc. pursuant to which it has agreed to grant us a non-exclusive, royalty-free license to use the name and brand “Startup Factory,” its related trademarks and other proprietary property. Other than with respect to this limited license, we will have no legal right to the “Startup Factory” name and brand.

Our Company has cross-ownership with the Startup Factory. Will Zell, our CEO and Chairman of the Board is a 40% equity owner of the Startup Factory. Sean Eldridge, a Director, is also a 40% equity owner of the Startup Factory. Phil Tassi, our Compliance Director, is a 20% equity owner of the Startup Factory.

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Co-Investment Opportunities

We expect in the future to co-invest on a concurrent basis with affiliates, unless doing so is impermissible under existing regulatory guidance, applicable regulations and our allocation procedures. Certain types of negotiated co-investments may be made only if we receive an order from the SEC permitting us to do so. We will submit an exemptive application to the SEC to permit greater flexibility to negotiate the terms of co-investments if our board of directors determines that it would be advantageous for us to co-invest with other affiliated companies in a manner consistent with our investment objectives, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors. However, there can be no assurance that we will obtain any such order. See “REGULATION” at page [___].

Staffing

Our day-to-day operations are managed by our officers, who are hired with and expected to continue to have skills applicable to our business plan, including experience in start-up company investing, leveraged finance and capital markets. The officers have the authority to hire administrative support personnel on a full-time, part-time or temporary basis.

Properties

We do not own any real estate or other properties materially important to our operations. Our principal executive offices are located at 1275 Kinnear Road, Columbus, Ohio 43212. We believe that our office facilities are suitable and adequate for our business as it is contemplated to be conducted.

Legal Proceedings

We are not currently subject to any material legal proceedings, although we may, from time to time, be involved in litigation arising out of operations in the normal course of business or otherwise.

Material Non-Public Information

Our senior management and investment committee members may serve as directors of, or in a similar capacity with, companies in which we invest or in which we are considering making an investment. Through these and other relationships with a company, these individuals may obtain material, non-public information that might restrict our ability to buy or sell securities of such company under the policies of the company or applicable law.

CONTROL PERSONS AND PRINCIPAL STOCKHOLDERS

Immediately prior to the completion of this offering there will be [________], shares of common stock issued and outstanding and as of April 30, 2015, there were [________],stockholders of record. The following table sets out certain ownership information (rounded to the nearest whole share) with respect to our common stock for those persons who directly or indirectly own, control or hold with the power to vote 5% or more of our outstanding common stock, all of our directors and all officers and directors as a group.

The following table sets out the dollar range of our equity securities beneficially owned by each of our directors as of May ___, 2015. Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. We are not part of a “family of investment companies,” as that term is defined in the Investment Company Act.

Name of Director	Dollar Range of Equity Securities in the Company (1)(2)
Interested Directors
None
Independent Directors
Over $100,000
Over $100,000
Over $100,000

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DETERMINATION OF NET ASSET VALUE

In accordance with the procedures adopted by our board of directors, the NAV per share of our outstanding shares of common stock is determined by dividing the value of total assets minus liabilities by the total number of shares outstanding.

As a BDC, we generally invest in illiquid securities including debt and equity investments of startup and early-stage companies. Under procedures adopted by our board of directors market quotations are generally used to assess the value of our investments for which market quotations are readily available. We obtain these market values from independent pricing services or at the bid prices obtained from at least two brokers/dealers if available, otherwise by a principal market maker or a primary market dealer. If the board of directors or its delegate has a bona fide reason to believe any such market quotation does not reflect the fair value of an investment, it may independently value such investments by using the valuation procedure that it uses with respect to assets for which market quotations are not readily available.

Currently, the majority of our investments fall within Level 3 of the fair value hierarchy. We do not expect that there will be readily available market values for most of the investments which are in our portfolio, and we will value such investments at fair value as determined in good faith by or under the direction of our board of directors using a documented valuation policy, described below, and a consistently applied valuation process. The factors that may be taken into account in pricing our investments at fair value include, as relevant, the nature and realizable value of any collateral, the markets in which the portfolio company does business, comparison to publicly traded securities and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, we consider the pricing indicated by the external event to corroborate or revise our valuation. Under current auditing standards, the notes to our financial statements refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on our financial statements. For more information, see “RISK FACTORS—Risks Related to Our Portfolio Company Investments—Our portfolio securities may not have a readily available market price and, in such a case, we will value these securities at fair value as determined in good faith under procedures adopted by our board of directors, which valuation is inherently subjective and may not reflect what we may actually realize for the sale of the investment.”

With respect to investments for which market quotations are not readily available, or for which market quotations are deemed not reflective of the fair value, the valuation procedures adopted by our board of directors contemplates a multi-step valuation process each quarter, as described below:

•	Our quarterly valuation process begins with each portfolio company or investment being initially valued by our investment committee responsible for the portfolio investment;

•	Our board of directors may also engage independent valuation firms to provide independent valuations of the investments for which market quotations are not readily available or are readily available but deemed not reflective of the fair value of an investment. The independent valuation firms independently value such investments using quantitative and qualitative information provided by our investment committee as well as any market quotations obtained from independent pricing services, brokers, dealers or market dealers. The independent valuation firms also provide analyses to support their valuation methodology and calculations. The independent valuation firms provide an opinion on a final range of values on such investments to the board of directors or the Audit Committee. The independent valuation firms define fair value in accordance with ASC 820 and utilize valuation techniques including the market approach, the income approach or both. At least a portion of our portfolio will be reviewed on a quarterly basis and all investments in the portfolio for which market quotations are not readily available, or are readily available but deemed not reflective of the fair value of an investment, will be reviewed at least annually by independent valuation firms

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•	The Audit Committee of our board of directors reviews valuation information provided by independent valuation firms. The Audit Committee then assesses and supplements, as it deems appropriate, such valuation recommendations; and

•	Our board of directors discusses the valuations and determines the fair value of each of our investments in good faith, based on the input of our investment committee, independent valuation firms, if any, and the Audit Committee.

Fair value, as defined under ASC 820, is the price that we would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment or liability. ASC 820 emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability based on market data obtained from sources independent of our investment committee. Unobservable inputs reflect the assumptions market participants would use in pricing an asset or liability based on the best information available to us at the reporting period date.

DESCRIPTION OF CAPITAL STOCK

The following description of our capital stock is based on relevant portions of the DGCL and on our certificate of incorporation and bylaws. This summary is not necessarily complete, and we refer you to the DGCL and our certificate of incorporation and bylaws for a more detailed description of the provisions summarized below.

Capital Stock

Our authorized shares of all classes of capital stock consists of 100,000,000 shares of common stock, par value $0.001 per share, and 1,000,000 shares of preferred stock, par value $0.001 per share. There are no outstanding options or warrants to purchase our stock. Under Delaware law, our stockholders will generally not be personally liable for our debts or obligations. Unless our board of directors determines otherwise, we will issue all shares of our capital stock in uncertificated form.

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	100,000,000	—
Preferred Stock	1,000,000	—	—

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Common Stock

All shares of our common stock have equal rights as to earnings, assets, dividends and other distributions and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be made or paid to the holders of our common stock if, as and when declared by our board of directors out of funds legally available therefor, subject to the rights of holders of shares of any series of our preferred stock then outstanding. Shares of our common stock have no exchange, conversion or redemption rights. Shares of our common stock are subject to the transfer restrictions set forth in our certificate of incorporation, as described more fully below, as well as any restrictions on transfer arising under federal and state securities laws or by contract. Following the time at which the transfer restrictions contained in our certificate of incorporation terminate, shares of our common stock will be freely transferable, except when their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of shares of any series of our preferred stock then outstanding. Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders generally, including the election of directors elected by a vote of stockholders generally. Except as provided with respect to any other class or series of stock, including our preferred stock, as more fully described below, the holders of our common stock possess exclusive voting power. There is no cumulative voting in the election of our board of directors, which means that holders of a majority of the outstanding shares of our capital stock entitled to vote in the election of such directors are entitled to elect that number of nominees equal to the number of directors to be elected by such holders, and holders of less than a majority of such shares will be unable to elect one or more specific directors for any available directorship. In addition, holders of our common stock may participate in our dividend reinvestment plan.

Our certificate of incorporation provides that shares of our common stock issued prior to our IPO may not be transferred without our prior written consent until a date to be established by us, which may be up to 180 days after the consummation of our IPO.

Preferred Stock

Our certificate of incorporation authorizes our board of directors to create and issue one or more series of preferred stock to the extent permitted by the Investment Company Act. Prior to the issuance of shares of each series of preferred stock, our board of directors will be required by Delaware law and by our certificate of incorporation to establish the voting powers (full or limited, or no voting powers), and the designations, preferences and relative, participating, optional or other special rights, and the qualifications, limitations and restrictions thereof, of each series of our preferred stock. Thus, to the extent permitted by the Investment Company Act, the board of directors could authorize the issuance of shares of a series of our preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest.

Any issuance of preferred stock must comply with the requirements of the Investment Company Act. The Investment Company Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holder of shares of preferred stock, if any are issued, must be entitled as a class voting separately to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the Investment Company Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred stock (as determined in accordance with the Investment Company Act), including our outstanding perpetual preferred stock, voting together as a separate class. For example, the vote of such holders of preferred stock would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.

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Provisions of the DGCL and Our Certificate of Incorporation and Bylaws

Limitation on Liability of Directors; Indemnification and Advancement of Expenses

The indemnification of our officers and directors is governed by Section 145 of the DGCL and our certificate of incorporation and bylaws. Section 145(a) of the DGCL empowers the Company to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Company) by reason of the fact that the person is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if (1) such person acted in good faith, (2) in a manner such person reasonably believed to be in or not opposed to the best interests of the Company and (3) with respect to any criminal action or proceeding, such person had no reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL empowers the Company to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner the person reasonably believed to be in, or not opposed to, the best interests of the Company, and except that no indemnification may be made in respect of any claim, issue or matter as to which such person has been adjudged to be liable to the Company unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court deems proper.

Section 145(c) of the DGCL provides that to the extent that a present or former director or officer of the Company has been successful, on the merits or otherwise, in defense of any action, suit or proceeding referred to in subsections (a) and (b) of Section 145, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding.

Section 145(d) of the DGCL provides that in all cases in which indemnification is permitted under subsections (a) and (b) of Section 145 (unless ordered by a court), it will be made by the Company only if it is consistent with the Investment Company Act and as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because the person to be indemnified has met the applicable standard of conduct set forth in those subsections. Such determination must be made, with respect to a person who is a director or officer at the time of such determination, (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion or (4) by the stockholders.

Section 145(e) authorizes the Company to pay expenses (including attorneys’ fees) incurred by an officer or director of the Company in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of the person to whom the advancement will be made to repay the advanced amounts if it is ultimately determined that he or she was not entitled to be indemnified by the Company as authorized by Section 145. Section 145(e) also provides that such expenses (including attorneys’ fees) incurred by former directors and officers or other employees and agents of the Company, or persons serving at the request of the Company as directors, officers, employees or agents of another corporation, partnership, joint venture, trust or other enterprise may be so paid upon such terms and conditions, if any, as the Company deems appropriate.

Section 145(f) provides that indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of such Section are not to be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise.

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Section 145(g) authorizes the Company to purchase and maintain insurance on behalf of its current and former directors, officers, employees and agents (and on behalf of any person who is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise) against any liability asserted against such person and incurred by such person in any such capacity, or arising out of such person’s status as such, regardless of whether the Company would have the power to indemnify such persons against such liability under Section 145.

Section 102(b)(7) of the DGCL allows the Company to provide in its certificate of incorporation a provision that limits or eliminates the personal liability of a director of the Company to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, provided that such provision may not limit or eliminate the liability of a director (1) for any breach of the director’s duty of loyalty to the Company or its stockholders, (2) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (3) under Section 174 of the DGCL, relating to unlawful payment of dividends or unlawful stock purchases or redemption of stock or (4) for any transaction from which the director derived an improper personal benefit. Our certificate of incorporation will provide that our directors will not be liable to us or our stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the current DGCL or as the DGCL may hereafter be amended.

Our certificate of incorporation requires us to indemnify to the full extent permitted by Section 145 of the DGCL all persons whom we may indemnify under that section. Our certificate of incorporation also provides that expenses incurred by our officers or directors in defending any action, suit or proceeding for which they may be entitled to indemnification under our certificate of incorporation shall be paid in advance of the final disposition of the action, suit or proceeding. However, any indemnification or payment or reimbursement of expenses made pursuant to such provisions of our certificate of incorporation will be subject to the applicable requirements of the Investment Company Act. In addition, our bylaws provide that, except for certain proceedings initiated by our directors or officers, we must indemnify, and advance expenses to, our current and former directors and officers to the fullest extent permitted by the DGCL, but provide that any indemnification or reimbursement of expenses thereunder is subject to the applicable requirements of the Investment Company Act.

Delaware Anti-Takeover Law

The DGCL contains, and our certificate of incorporation and bylaws also contain, provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with our board of directors. These measures may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our stockholders. We believe, however, that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because the negotiation of such proposals may improve their terms.

We have elected in our certificate of incorporation not to be subject to Section 203 of the DGCL, an antitakeover law. However, our certificate of incorporation contains provisions that, at any point in time in which our common stock is registered under Section 12(b) or Section 12(g) of the Exchange Act, have the same effect as Section 203. In general, these provisions will prohibit us from engaging in any “business combination” with any “interested stockholder” for a period of three years following the date that the stockholder became an interested stockholder, unless:

•	prior to such time, the board of directors approved either the business combination or the transaction which resulted in the stockholder becoming an interested stockholder;

•	upon consummation of the transaction that resulted in the stockholder becoming an interested stockholder, the interested stockholder owned at least 85% of the voting stock of the Company outstanding at the time the transaction commenced, excluding for purposes of determining the voting stock outstanding (but not the outstanding voting stock owned by the interested stockholder) those shares owned by persons who are directors and also officers of the Company; or

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•	at or subsequent the such time the business combination is approved by the board of directors and authorized at a meeting of stockholders, and not by written consent, by at least two-thirds of the outstanding voting stock that is not owned by the interested stockholder.

These provisions define “business combination” to include the following:

•	any merger or consolidation involving the Company or any direct or indirect majority-owned subsidiary of the Company with the interested stockholder;

•	any sale, lease, exchange, mortgage, pledge, transfer or other disposition (in one transaction or a series of transactions), except proportionately as a stockholder of such corporation, to or with the interested stockholder, of 10% or more of either the aggregate market value of all the assets of the Company or the aggregate market value of all the outstanding stock of the Company;

•	subject to certain exceptions, any transaction that results in the issuance or transfer by the Company or by any direct or indirect majority-owned subsidiary of the Company of any stock of the Company or of such subsidiary to the interested stockholder;

•	any transaction involving the Company or any direct or indirect majority-owned subsidiary of the Company that has the effect, directly or indirectly, of increasing the proportionate share of the stock of any class or series (or securities convertible into the stock of any class or series) of the Company or of any such subsidiary owned by the interested stockholder, except as to immaterial changes due to fractional share adjustments or as a result of any purchase or redemption of any shares of stock not caused, directly or indirectly, by the interested stockholder; or

•	the receipt by the interested stockholder of the benefit, directly or indirectly (except proportionately as a stockholder of the Company), of any loans, advances, guarantees, pledges or other financial benefits provided by or through the Company or any direct or indirect majority-owned subsidiary.

In general, these provisions define an “interested stockholder” as any entity or person that is the beneficial owner of 15% or more of our outstanding voting stock or is an affiliate or associate of us and was the beneficial owner of 15% or more of our outstanding voting stock at any time within the three-year period immediately prior to the relevant date, and the affiliates or associates of any such entity or person.

These provisions could prohibit or delay mergers or other takeover or change in control attempts and, accordingly, may discourage attempts to acquire us.

Election of Directors

Our bylaws provide that, unless otherwise provided in our certificate of incorporation (including with respect to the special rights of holders of one or more series of our preferred stock to elect directors), our directors are elected by the affirmative vote of the holders of a majority of the votes cast by stockholders entitled to vote thereon present in person or by proxy at a meeting of stockholders called for the purpose of electing directors. Under our certificate of incorporation, our board of directors has the power to amend our bylaws, including the provisions specifying the vote required to elect directors. Under Section 216 of the DGCL, however, a bylaw amendment adopted by stockholders which specifies the votes that shall be necessary for the election of directors shall not be further amended or repealed by the board of directors.

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Classified Board of Directors

Under our certificate of incorporation, subject to the special right of the holders of one or more series of preferred stock to elect additional preferred directors, concurrently with our IPO our directors will be divided into three classes of directors, with the classes to be as nearly equal in number as possible, serving staggered three-year terms, with the term of office of directors in only one of the three classes expiring each year. As a result, approximately one-third of such directors will then be elected each year. A classified board may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that, the longer time required to elect a majority of a classified board of directors will help to ensure the continuity and stability of our management and policies.

Number of Directors; Removal; Vacancies

Our certificate of incorporation provides that, subject to any rights of holders of one or more series of preferred stock to elect additional preferred directors, the total number of directors will be fixed from time to time exclusively pursuant to a resolution adopted by the board of directors. Under the DGCL, unless the certificate of incorporation provides otherwise (which our certificate of incorporation does not), directors on a classified board may be removed only for cause. Prior to the time at which our directors are classified, any of our directors may be removed, with or without cause, by the holders of a majority in voting power of the outstanding shares of our capital stock entitled to elect such directors. Our certificate of incorporation provides that, once our directors are divided into classes serving staggered three-year terms, such directors may only be removed for cause, and only upon the affirmative vote of holders of at least two-thirds of the outstanding shares entitled to vote generally in the election of directors. Under our certificate of incorporation, subject to the applicable requirements of the Investment Company Act and the rights of the holders of one or more series of preferred stock, any vacancy on the board of directors resulting from the death, resignation, retirement, removal or disqualification of a director or other cause, or any vacancy resulting from an increase in the number of directors, may be filled only by vote of a majority of the directors then in office, even though less than a quorum, or by a sole remaining director; provided that when the holders of any class or series of our stock are entitled under the certificate of incorporation to elect directors, vacancies in directorships elected by such class, classes or series may be filled by a majority of the remaining directors so elected. Any such limitations on the ability of our stockholders to remove directors and fill vacancies could make it more difficult for a third party to acquire, or discourage a third party from seeking to acquire, control of us.

Action by Stockholders

Our certificate of incorporation provides that our stockholders will only be able to take action at an annual or special meeting of stockholders and may not take action by written consent of stockholders in lieu of a meeting. This may have the effect of delaying consideration of a stockholder proposal until the next annual meeting.

Advance Notice Provisions for Stockholder Nominations and Stockholder Proposals

Our bylaws provide that with respect to an annual meeting of stockholders, nominations of persons for election to the board of directors and the proposal of other business to be considered by stockholders may be made only (1) by or at the direction of the board of directors (or a duly authorized committee thereof), (2) pursuant to our notice of meeting or (3) by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice procedures of the bylaws. For any nomination or business proposal to be properly brought by a stockholder for a meeting, such stockholder will have to comply with advance notice requirements and provide us with certain information. Generally, to be timely, a stockholder’s notice must be received at our principal executive offices not less than 90 days nor more than 120 days prior to the first anniversary date of the immediately preceding annual meeting of stockholders. Our bylaws specify requirements as to the form and content of any such stockholder’s notice. Our bylaws also allow the presiding officer at a meeting of the stockholders to adopt rules and regulations for the conduct of meetings which may have the effect of precluding the conduct of certain business at a meeting if the rules and regulations are not followed. Our bylaws further provide that nominations of persons for election to the board of directors at a special meeting may be made only by or at the direction of the board of directors, and provided that the board of directors has determined that directors will be elected at the meeting, by a stockholder who is entitled to vote at the meeting and who has complied with the advance notice provisions of the bylaws.

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The purpose of requiring stockholders to give us advance notice of nominations and other business is to afford our board of directors a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by our board of directors, to inform stockholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of stockholders. Although our bylaws do not give our board of directors any power to disapprove stockholder nominations for the election of directors or proposals recommending certain action that are made in compliance with applicable advance notice procedures, they may have the effect of precluding a contest for the election of directors or the consideration of stockholder proposals if proper procedures are not followed and of discouraging or deterring a third party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our stockholders.

Stockholder Meetings

Our certificate of incorporation and bylaws provide that any action required or permitted to be taken by stockholders at an annual meeting or special meeting of stockholders may only be taken if it is properly brought before such meeting. Stockholders at an annual meeting may only consider proposals or nominations specified in the notice of meeting or brought before the meeting by or at the direction of the board of directors, or by a stockholder of record on the record date for the meeting who is entitled to vote at the meeting and who has delivered timely written notice in proper form to the secretary of the stockholder’s intention to bring such business before the meeting. These provisions could have the effect of delaying until the next stockholder meeting stockholder actions that are favored by the holders of a majority of our outstanding voting securities.

Calling of Special Meetings of Stockholders

Our certificate of incorporation and bylaws provide that special meetings of stockholders may be called by our board of directors, the chairman of the board of directors and our chief executive officer, and not by any other person.

Amendments to the Certificate of Incorporation and Bylaws

Section 242 of the DGCL generally provides any amendment to the certificate of incorporation must be approved and declared advisable by the board of directors and adopted by the affirmative vote of holders of a majority of the outstanding shares of capital stock entitled to vote thereon, and by a majority of the outstanding stock of each class entitled to vote thereon as a class. Section 109 of the DGCL provides that, after a corporation has received payment for its capital stock, the power to adopt, amend or repeal the bylaws shall be in the stockholders entitled to vote, but any corporation may, in its certificate of incorporation, confer the power to adopt, amend or repeal bylaws upon the directors. Our certificate of incorporation provides our board of directors with such power. The DGCL provides that the certificate of incorporation may contain provisions requiring for any corporate action the vote of a larger portion of the stock or of any class or series thereof than is required by the DGCL. Our certificate of incorporation provides that the following provisions, among others, may be amended by our stockholders only by a vote of at least two-thirds of the outstanding shares of our capital stock entitled to vote thereon:

•	the provisions regarding the classification of our board of directors;

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•	the provisions specifying the percentage of votes required to remove directors for cause;

•	the provisions limiting stockholder action by written consent;

•	the provisions regarding the calling of special meetings;

•	the provisions regarding the number of directors and filling vacancies on our board of directors and newly created directorships;

•	the provision requiring a supermajority vote to amend our bylaws;

•	the limitation of directors’ personal liability to us or our stockholders for breach of fiduciary duty as a director;

•	the provisions regarding indemnification and advancement of expenses under our certificate of incorporation;

•	the provision regarding restrictions on business combinations with interested stockholders; and

•	the amendment provision requiring that the above provisions be amended only with a two-thirds supermajority vote.

Our bylaws generally are able to be amended by approval of (i) a majority of the total number of authorized directors or (ii) the affirmative vote of the holders of at least two-thirds of the outstanding shares of our capital stock entitled to vote thereon.

Conflict with Investment Company Act

Our bylaws provide that, if and to the extent that any provision of the DGCL or any provision of our certificate of incorporation or bylaws conflicts with any provision of the Investment Company Act, the applicable provision of the Investment Company Act will control.

SHARES ELIGIBLE FOR FUTURE SALE

Upon completion of this offering, 1,000,000 shares of our common stock will be outstanding. The 1,000,000 shares of common stock expected to be sold in the offering will be freely tradable without restriction or limitation under the Securities Act. Any shares purchased in this offering by our affiliates, as defined in the Securities Act, will be subject to the public information, manner of sale and volume limitations of Rule 144 under the Securities Act. The shares of our preferred stock that were issued prior to the completion of this offering will be “restricted securities” under the meaning of Rule 144 promulgated under the Securities Act and may not be sold in the absence of registration under the Securities Act unless an exemption from registration is available, including exemptions contained in Rule 144.

In general, under Rule 144 as currently in effect, if six months have elapsed since the date of acquisition of restricted securities from us or any of our affiliates and we are subject to the Exchange Act periodic reporting requirements for at least three months prior to the sale, the holder of such restricted securities can sell such securities. However, the number of securities sold by a holder that is an affiliate within any three-month period cannot exceed the greater of 1% of the total number of securities then outstanding; or the average weekly trading volume of our securities during the four calendar weeks preceding the date on which notice of the sale is filed with the SEC.

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Sales under Rule 144 by our affiliates also are subject to certain manner of sale limitations, notice requirements and the availability of current public information about us. No assurance can be given as to (a) the likelihood that an active market for our common stock will develop, (b) the liquidity of any such market, (c) the ability of our stockholders to sell our securities or (d) the prices that stockholders may obtain for any of our securities. No prediction can be made as to the effect, if any, that future sales of securities, or the availability of securities for future sales, will have on the market price prevailing from time to time. Sales of substantial amounts of our securities, or the perception that such sales could occur, may affect adversely prevailing market prices of our common stock. Immediately upon the expiration of both lock-up periods described below, an aggregate of [_________] shares of common stock subject to the lock-up will be eligible for sale in the public market in accordance with Rule 144.

Stockholders that purchased our shares of common stock prior to our IPO are not permitted to transfer their shares without our prior written consent for 180 days after the consummation of this offering.

DIVIDEND REINVESTMENT PLAN

Concurrent with this offering, we will adopt a dividend reinvestment plan, pursuant to which we will reinvest all cash distributions declared by our board of directors on behalf of investors who do not elect to receive their cash distributions in cash as provided below. As a result, if our board of directors authorizes, and we declare, a cash distribution, then our stockholders who have not elected to “opt out” of our dividend reinvestment plan will have their cash distributions automatically reinvested in additional shares of our common stock as described below. We intend to continue to pay quarterly distributions to our stockholders out of assets legally available for distribution. Future quarterly distributions, if any, will be determined by our board of directors. All future distributions will be subject to lawfully available funds therefor, and no assurance can be given that we will be able to declare such distributions in future periods. See “Distributions” at page [__].

Each registered stockholder may elect to have distributions distributed in cash rather than participate in the plan. For any registered stockholder that does not so elect, distributions on such stockholder’s shares will be reinvested in additional shares. The number of shares to be issued to the stockholder will be determined based on the total dollar amount of the cash distribution payable, net of applicable withholding taxes. The plan agent will maintain all participants’ accounts in the plan and furnish written confirmation of all transactions in the accounts. Shares in the account of each participant will be held by the plan agent on behalf of the participant in book entry form in the plan agent’s name or the plan agent’s nominee. Those stockholders whose shares are held through a broker or other nominee may receive cash distributions in cash by notifying their broker or nominee of their election.

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The shares will be acquired by the plan agent for the participants’ accounts either through (i) newly issued shares or (ii) by purchase of outstanding shares on the open market. If, on the payment date for any distribution, the most recently computed NAV per share is equal to or less than the closing market price plus estimated per share fees (which include any applicable brokerage commissions the plan agent is required to pay) (such condition often referred to as a “premium”), the plan agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to a participant’s account will be determined by dividing the dollar amount of the distribution by the most recently computed NAV per share provided that, if the NAV is less than or equal to 95% of the then current market price per share, the dollar amount of the distribution will be divided by 95% of the closing market price per share on the payment date. If, on the payment date for any distribution, the NAV per share is greater than the closing market price per share plus per share fees (such condition referred to as a “market discount”), the plan agent will invest the dividend amount in shares acquired on behalf of the participants by purchasing outstanding shares on the open market. In the event of a market discount on the payment date for any distribution, the plan agent or its broker will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis or 30 days after the payment date for such distribution, whichever is sooner, to invest the distribution amount in shares acquired in open-market purchases. Open-market purchases may be made on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the plan agent will determine. Shares purchased in open market transactions by the Plan Administrator will be allocated to a participant based on the average purchase price, excluding any brokerage charges or other charges, of all shares purchased in the open market with respect to any such distribution. If, before the plan agent has completed its open-market purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the plan agent may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the distribution payment date. Because of the foregoing difficulty with respect to open-market purchases, the plan provides that if the plan agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the plan agent may cease making open-market purchases and may invest the uninvested portion of the distribution amount in newly issued shares at the most recently computed NAV per share provided that, if the NAV is less than or equal to 95% of the then current market price per share; the dollar amount of the distribution will be divided by 95% of the market price on the payment date. The number of shares of the Company’s common stock to be outstanding after giving effect to payment of the distribution cannot be established until the value per share at which additional shares will be issued has been determined and elections of the Company’s stockholders have been tabulated.

If a participant elects by written notice to the plan agent to have the plan agent sell all or a part of his or her shares and remit the proceeds to the participant, the plan agent will process all sale instructions received no later than five business days after the date on which the order is received. Such sale will be made through the plan agent’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In each case, the price to each participant will be the weighted average sale price obtained by the plan agent’s broker net of fees for each aggregate order placed by the plan agent and executed by the broker.

The plan agent’s fees for the handling of the reinvestment of distributions will be paid by us. However, each participant will pay a per share fee incurred in connection with open market purchases. If a participant elects by written notice to the plan agent to have the plan agent sell all or a part of his or her shares and remit the proceeds to the participant, the plan agent is authorized to deduct a per share brokerage commission from such proceeds. All per share fees include any applicable brokerage commissions the plan agent is required to pay.

Participation in the plan is completely voluntary and may be terminated or resumed at any time without penalty. Participants may terminate their accounts under the plan by notifying the plan agent in writing prior to the dividend record date. Such termination will be effective immediately if received by the plan administrator prior to any distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

A stockholder who does not opt out of the dividend reinvestment plan will generally be subject to the same U.S. federal, state and local tax consequences as a stockholder who elects to receive its distributions in cash and, for this purpose, a stockholder receiving a distribution in the form of stock will generally be treated as receiving a distribution equal to the fair market value of the stock received through the plan; however, because a stockholder that participates in the dividend reinvestment plan will not actually receive any cash, such a stockholder will not have such cash available to pay any applicable taxes on the deemed distribution. A stockholder that participates in the dividend reinvestment plan and thus is treated as having invested in additional shares of our stock will have a basis in such additional shares of stock equal to the total dollar amount treated as a distribution for U.S. federal income tax purposes. The stockholder’s holding period for such stock will commence on the day following the day on which the shares are credited to the stockholder’s account.

We reserve the right to amend or terminate the plan upon notice in writing to each participant at least 30 days prior to any record date for the payment of any dividend or distribution by us. There is no direct service charge to participants with regard to purchases in the plan; however, we reserve the right to amend the plan to include a service charge payable by the participants. Notice will be sent to participants of any amendments as soon as practicable after such action by us.

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All correspondence concerning the plan should be directed to the plan agent by postal or electronic mail at [___________________]. Participants who hold their shares through a broker or other nominee should direct correspondence or questions concerning the dividend reinvestment plan to their broker or nominee.

The dividend reinvestment plan will not apply to existing investors with respect to any shares of our common stock that they purchased prior to the Company’s IPO.

REGULATION

We have elected to be treated as a BDC under the Investment Company Act. As with other companies regulated by the Investment Company Act, a BDC must adhere to certain substantive regulatory requirements. The Investment Company Act contains prohibitions and restrictions relating to transactions between BDCs and their affiliates (including any investment advisers or sub-advisers), principal underwriters and affiliates of those affiliates or underwriters and requires that a majority of the directors be persons other than “interested persons,” as that term is defined in the Investment Company Act. In addition, the Investment Company Act provides that we may not change the nature of our business so as to cease to be, or to withdraw our election as a BDC unless approved by a majority of our outstanding voting securities. A majority of the outstanding voting securities of a company is defined under the Investment Company Act as the lesser of: (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities of such company.

Any issuance of preferred stock must comply with the requirements of the Investment Company Act. Additionally, the Investment Company Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holder of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain other matters under the Investment Company Act require a separate class vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would be entitled to vote separately as a class from the holders of common stock on a proposal involving a plan of reorganization adversely affecting such securities.

We may invest up to 100% of our assets in securities acquired directly from issuers in privately negotiated transactions. With respect to such securities, we may, for the purpose of public resale, be deemed a “principal underwriter” as that term is defined under the Securities Act. We may purchase or otherwise receive warrants, which offer an opportunity (not a requirement) to purchase common stock of a portfolio company in connection with an acquisition financing or other investments. Similarly, we may acquire rights that obligate an issuer of acquired securities or their affiliates to repurchase the securities at certain times, under certain circumstances. We do not intend to acquire securities issued by any investment company whereby our investment would exceed the limits imposed by the Investment Company Act. Under these limits, we generally cannot (1) acquire more than 3% of the total outstanding voting stock of any investment company, (2) invest more than 5% of the value of our total assets in the securities of one investment company or (3) invest more than 10% of the value of our total assets in the securities of investment companies in general. These limitations do not apply where we (i) make investments through a subsidiary or (ii) acquire interests in a money market fund as long as we do not pay a sales charge or service fee in connection with the purchase. With respect to the portion of our portfolio invested in securities issued by investment companies, it should be noted that such investments might subject our stockholders to additional expenses. None of our policies described above are fundamental and each such policy may be changed without stockholder approval, subject to any limitations imposed by the Investment Company Act.

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Private funds that are excluded from the definition of “investment company” pursuant to either Section 3(c)(1) or 3(c)(7) of the Investment Company Act are also subject to certain of the limits under the Investment Company Act noted above. Specifically, such private funds may not acquire directly or through a controlled entity more than 3% of our total outstanding voting stock (measured at the time of the acquisition). Investment companies registered under the Investment Company Act are also subject to the restriction as well as other limitations under the Investment Company Act that would restrict the amount that they are able to invest in our securities. As a result, certain investors would be required to hold a smaller position in our shares than if they were not subject to such restrictions.

Qualifying Assets

Under the Investment Company Act, a BDC may not acquire any asset other than assets of the type listed in Section 55(a) of the Investment Company Act, which are referred to as “qualifying assets,” unless, at the time the acquisition is made, qualifying assets (not including certain assets specified in the Investment Company Act) represent at least 70% of the company’s total assets. The principal categories of qualifying assets relevant to our proposed business are the following:

(1) Securities purchased in transactions not involving any public offering from the issuer of such securities, which issuer (subject to certain exceptions) is an eligible portfolio company, or from any person who is, or has been during the preceding thirteen months, an affiliated person of an eligible portfolio company, or from any other person, subject to such rules and regulations as may be prescribed by the SEC. An eligible portfolio company is defined in the Investment Company Act as any issuer that:

(a) is organized under the laws of, and has its principal place of business in, the United States;

(b) is not an investment company (other than a small business investment company wholly owned by the BDC) or a company that would be an investment company but for certain exclusions under the Investment Company Act; and

(c) satisfies any of the following:

(i) does not have any class of securities listed on a national securities exchange or has a class of securities listed on a national securities exchange but has an aggregate market value of outstanding common equity of less than $250 million;

(ii) is controlled by a BDC or a group of companies including a BDC, and the BDC has an affiliated person who is a director of the eligible portfolio company; or

(iii) is a small and solvent company having total assets of not more than $4 million and capital and surplus of not less than $2 million.

(2) Securities of any eligible portfolio company that we control.

(3) Securities purchased in a private transaction from a U.S. issuer that is not an investment company or from an affiliated person of the issuer, or in transactions incident thereto, if the issuer is in bankruptcy and subject to reorganization or if the issuer, immediately prior to the purchase of its securities, was unable to meet its obligations as they came due without material assistance other than conventional lending or financing arrangements.

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(4) Securities of an eligible portfolio company purchased from any person in a private transaction if there is no ready market for such securities and we already own at least 60% of the outstanding equity of the eligible portfolio company.

(5) Securities received in exchange for or distributed on or with respect to securities described in (1) through (4) above, or pursuant to the exercise of options, warrants or rights relating to such securities.

(6) Cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment.

Managerial Assistance to Portfolio Companies

A BDC must be organized and have its principal place of business in the United States and must be operated for the purpose of making investments in the types of securities described in (1), (2) or (3) above under “Qualifying Assets.” However, in order to count portfolio securities as qualifying assets for the purpose of the 70% test, the BDC must also either control the issuer of the securities or offer to make available to the issuer of the securities (other than small and solvent companies described above) significant managerial assistance; except that, where the BDC purchases such securities in conjunction with one or more other persons acting together, one of the other persons in the group may make available such managerial assistance (as long as the BDC does not make available significant managerial assistance solely in this fashion). Making available significant managerial assistance means, among other things, any arrangement whereby the BDC, through its directors, officers or employees, offers to provide, and, if accepted, does so provide, significant guidance and counsel concerning the management, operations or business objectives and policies of a portfolio company.

Temporary Investments

As a BDC, pending investment in other types of “qualifying assets,” as described above, our investments may consist of cash, cash items (such as money market funds), U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment, which we refer to, collectively, as temporary investments, so that 70% of our assets are qualifying assets. Typically, we will invest in U.S. Treasury bills or in repurchase agreements, provided that such agreements are fully collateralized by cash or securities issued by the U.S. government or its agencies. A repurchase agreement involves the purchase by an investor, such as us, of a specified security and the simultaneous agreement by the seller to repurchase it at an agreed-upon future date and at a price which is greater than the purchase price by an amount that reflects an agreed-upon interest rate. There is no percentage restriction on the proportion of our assets that may be invested in such repurchase agreements. However, if more than 25% of our total assets constitute repurchase agreements from a single counterparty, we would not meet the asset diversification requirements in order to qualify as a RIC for U.S. federal income tax purposes. Thus, we do not intend to enter into repurchase agreements with a single counterparty in excess of this limit. Our investment committee will monitor the creditworthiness of the counterparties with which we enter into repurchase agreement transactions.

Indebtedness and Senior Securities

As a BDC, we are permitted, under specified conditions, to issue multiple classes of indebtedness and one class of shares of stock senior to our common stock if our asset coverage ratio, as defined under the Investment Company Act, is at least equal to 2 to 1 immediately after each such issuance. In addition, except in limited circumstances, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit any distribution to our stockholders or the repurchase of such securities or stock unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “RISK FACTORS—Risks Relating to Our Business and Structure—Regulations governing our operation as a BDC affect our ability to, and the way in which we, raise additional capital.”

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Code of Ethics

We have adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. These Codes of Ethics establish, among other things, procedures for personal investments and restrict certain personal securities transactions, including transactions in securities that are held by us. Personnel subject to each code may invest in securities for their personal investment accounts, so long as such investments are made in accordance with the code’s requirements. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090 or (800) SEC-0330. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov.

Proxy Voting Policies and Procedures

For client accounts for which we have voting discretion, our policies and procedures (the “Proxy Voting Policy”) offer guiding principles in performing proxy voting are to make decisions that favor proposals that tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly traded equities, we developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. Attached as Annex A is a summary of the Guidelines. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to assure that it continues to be consistent with our guiding principles. The Guidelines embody the positions and factors we generally consider important in casting proxy votes.

We will retain a third-party proxy voting service (the “Proxy Service”) to assist in the implementation and administration of certain proxy voting-related functions including, without limitation, operational, recordkeeping, and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is our policy generally to follow the Guidelines and Recommendations from the Proxy Service, our portfolio management team may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. The portfolio management team is also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. We may hire other service providers to replace or supplement the Proxy Service with respect to any of the services we currently receive from the Proxy Service.

From time to time, we may face regulatory, compliance, legal or logistical limits with respect to voting securities that we may purchase or hold for client accounts, which can affect our ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that we can hold for clients and the nature of our voting in such securities. Our ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person; (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

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We will conduct periodic due diligence meetings with the Proxy Service which include a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

We have adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that we make on behalf of a client account and to help assure that such decisions are made in accordance with our fiduciary obligations. These policies and procedures include our use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between us and other businesses.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by us based on our assessment of the particular transactions or other matters at issue.

Information regarding how we vote proxies relating to portfolio securities will be available on or through our website at www.sumufund.com.

Privacy Principles

The following information is provided to help investors understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

We generally will not receive any nonpublic personal information relating to stockholders who purchase our common stock. We may collect nonpublic personal information regarding our existing investors from sources such as subscription agreements, investor questionnaires and other forms; individual investors’ account histories; and correspondence between us and individual investors. We may share information that we collect regarding an investor with our affiliates and the employees of such affiliates for everyday business purposes, for example, to service the investor’s accounts and, unless an investor opts out, provide the investor with information about other products and services offered by us or our affiliates that may be of interest to the investor. In addition, we may disclose information that we collect regarding investors to third parties who are not affiliated with us (i) as authorized by our investors in investor subscription agreements or our organizational documents; (ii) as required by applicable law or in connection with a properly authorized legal or regulatory investigation, subpoena or summons, or to respond to judicial process or government regulatory authorities having property jurisdiction; (iii) as required to fulfill investor instructions; or (iv) as otherwise permitted by applicable law to perform support services for investor accounts or process investor transactions with us or our affiliates.

Any party not affiliated with us that receives nonpublic personal information relating to investors from us is required to adhere to confidentiality agreements and to maintain appropriate safeguards to protect your information. Additionally, for officers, employees and agents of ours and our affiliates, access to such information is restricted to those who need such access to provide services to us and investors. We maintain physical, electronic and procedural safeguards to seek to guard investor nonpublic personal information.

Other Compliance Matters

We may also be prohibited under the Investment Company Act from knowingly participating in certain transactions with our affiliates without the prior approval of the members of our board of directors who are not interested persons and, in some cases, prior approval by the SEC. The SEC has interpreted the prohibition on transactions by BDCs with affiliates to prohibit “joint” transactions among entities that share a common investment adviser. The staff of the SEC has granted no-action relief permitting purchases of a single class of privately placed securities provided that the adviser negotiates no term other than price and certain other conditions are met. Except in certain limited circumstances, we will be unable to invest in any issuer in which another investment advisory client sponsored or managed by a member of our investment committee has previously invested. We may submit an exemptive application to the SEC to permit greater flexibility to negotiate the terms of co-investments if our board of directors determines that it would be advantageous for us to co-invest with other accounts managed by our affiliates in a manner consistent with our investment objectives, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors. However, there can be no assurance that we will obtain any such order.

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As a BDC, the SEC will periodically examine us for compliance with the Investment Company Act.

We are required to provide and maintain a bond issued by a reputable fidelity insurance company, to protect against larceny and embezzlement, covering each of our officers and employees, who may singly, or jointly with others, have access to our securities or funds. Furthermore, as a BDC, we are prohibited from protecting any director, officer, investment adviser or underwriter against any liability to us or our stockholders arising from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

We are required to adopt and implement written policies and procedures reasonably designed to prevent violation of the federal securities laws, review these policies and procedures annually for their adequacy and the effectiveness of their implementation and designate a chief compliance officer to be responsible for administering the policies and procedures.

Compliance with the Sarbanes-Oxley Act

The Sarbanes-Oxley Act imposes a wide variety of regulatory requirements on publicly held companies and their insiders. The Sarbanes-Oxley Act requires us to review our policies and procedures to determine whether we comply with the Sarbanes-Oxley Act and the regulations promulgated thereunder. We will continue to monitor our compliance with all future regulations that are adopted under the Sarbanes-Oxley Act and will take actions necessary to ensure that we are in compliance therewith.

Compliance with the JOBS Act

We currently are, and following the completion of this offering expect to remain, qualified as an “emerging growth company,” as defined in the JOBS Act signed into law in April 2012 until the earliest of:

•	the last day of our fiscal year ending December 31, 2020;

•	the last day of the fiscal year in which our total annual gross revenues first exceed $1.0 billion;

•	the date on which we have, during the prior three-year period, issued more than $1.0 billion in non-convertible debt; or

•	the last day of a fiscal year in which we (1) have an aggregate worldwide market value of our common stock held by non-affiliates of $700 million or more (measured at the end of each fiscal year) as of the last business day of our most recently completed second fiscal quarter and (2) have been an Exchange Act reporting company for at least one year (and filed at least one annual report under the Exchange Act).

Under the JOBS Act, we are exempt from the provisions of Section 404(b) of the Sarbanes-Oxley Act, which would require that our independent registered public accounting firm provide an attestation report on the effectiveness of our internal control over financial reporting. This may increase the risk that material weaknesses or other deficiencies in our internal control over financial reporting go undetected. See “RISK FACTORS—Risks Relating to Our Business and Structure—Efforts to comply with Section 404 of the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with Section 404 of the Sarbanes-Oxley Act may adversely affect us and the market price of our common stock.”

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In addition, Section 7(a)(2)(B) of the Securities Act and Section 13(a) of the Exchange Act, as amended by Section 102(b) of the JOBS Act, provide that an emerging growth company can take advantage of the extended transition period for complying with new or revised accounting standards. However, pursuant to Section 107 of the JOBS Act, we are choosing to “opt out” of such extended transition period, and as a result, we will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies. Our decision to opt out of the extended transition period for complying with new or revised accounting standards is irrevocable.

MATERIAL U.S. FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is a general summary of certain material U.S. federal income tax considerations applicable to us and an investment in shares of our common stock. The discussion is based upon the Code, the regulations of the U.S. Department of Treasury promulgated thereunder, which we refer to as the “Treasury regulations,” the legislative history of the Code, current administrative interpretations and practices of the Internal Revenue Service, which we refer to as the “IRS” (including administrative interpretations and practices of the IRS expressed in private letter rulings which are binding on the IRS only with respect to the particular taxpayers that requested and received those rulings) and judicial decisions, each as of the date of this prospectus and all of which are subject to change or differing interpretations, possibly retroactively, which could affect the continuing validity of this discussion. We have not sought, and will not seek, any ruling from the IRS regarding any matter discussed in this summary, and this summary is not binding on the IRS. Accordingly, there can be no assurance that the IRS will not assert, and a court will not sustain, a position contrary to any of the tax consequences discussed below.

You should note that this summary does not purport to be a complete description of all the tax aspects affecting us or the beneficial owners of shares of our common stock, which we refer to as “stockholders.” For example, this summary does not describe all of the U.S. federal income tax consequences that may be relevant to certain types of stockholders subject to special treatment under the U.S. federal income tax laws, including stockholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, partnerships or other pass-through entities and their owners, Non-U.S. stockholders (as defined below) engaged in a trade or business in the United States or entitled to claim the benefits of an applicable income tax treaty, persons who have ceased to be U.S. citizens or to be taxed as residents of the United States, U.S. stockholders (as defined below) whose functional currency is not the U.S. dollar, persons holding our common stock in connection with a hedging, straddle, conversion or other integrated transaction, dealers in securities, traders in securities that elect to use a market-to-market method of accounting for securities holdings, pension plans and trusts and financial institutions. This summary assumes that our stockholders hold shares of our common stock as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not discuss any aspects of U.S. estate or gift taxation, U.S. state or local taxation or non-U.S. taxation. It does not discuss the special treatment under U.S. federal income tax laws that could result if we invest in tax-exempt securities or certain other investment assets.

For purposes of this discussion, a “U.S. stockholder” is a beneficial owner of shares of our common stock that is, for U.S. federal income tax purposes:

•	an individual who is a citizen or resident of the United States;

•	a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof, including, for this purpose, the District of Columbia;

•	a trust if (i) a court within the United States is able to exercise primary supervision over the administration of the trust and one or more “United States persons” (as defined in the Code) have the authority to control all substantive decisions of the trust, or (ii) the trust has in effect a valid election to be treated as a domestic trust for U.S. federal income tax purposes; or

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•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

For purposes of this discussion, a “Non-U.S. stockholder” is a beneficial owner of shares of our common stock that is not a U.S. stockholder or a partnership (or an entity or arrangement treated as a partnership) for U.S. federal income tax purposes.

If a partnership, or other entity or arrangement treated as a partnership for U.S. federal income tax purposes, holds shares of our common stock, the U.S. federal income tax treatment of a partner in the partnership generally will depend on the status of the partner, the activities of the partnership and certain determinations made at the partner level. A stockholder that is a partnership holding shares of our common stock, and each partner in such a partnership, should consult his, her or its own tax adviser with respect to the tax consequences of the purchase, ownership and disposition of shares of our common stock.

Tax matters are very complicated and the tax consequences to each stockholder of the ownership and disposition of shares of our common stock will depend on the facts of his, her or its particular situation. You should consult your own tax adviser regarding the specific tax consequences of the ownership and disposition of shares of our common stock to you, including tax reporting requirements, the applicability of U.S. federal, state and local tax laws and non-U.S. tax laws, eligibility for the benefits of any applicable income tax treaty and the effect of any possible changes in the tax laws.

We intend to pay quarterly distributions to our stockholders out of assets legally available for distribution, but will reinvest distributions on behalf of those investors that do not elect to receive their distributions in cash. See “Distributions” and “Dividend Reinvestment Plan” for a description of our dividend policy and obligations.

Election to be Taxed as a RIC

We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code, commencing with our taxable year ended December 31, 2013. As a RIC, we generally will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that we timely distribute to our stockholders as dividends. Rather, dividends we distribute generally will be taxable to our stockholders, and any net operating losses, foreign tax credits and other of our tax attributes generally will not pass through to our stockholders, subject to special rules for certain items such as net capital gains and qualified dividend income we recognize. See “—Taxation of U.S. Stockholders” and “—Taxation of Non-U.S. Stockholders” below.

To maintain our status as a RIC, we must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, to maintain our status as a RIC, we must timely distribute to our stockholders at least 90% of our investment company taxable income (determined without regard to the dividends paid deduction), which is generally our net ordinary income plus the excess of realized net short-term capital gains over realized net long-term capital losses, if any, for each taxable year (the “Annual Distribution Requirement”).

Taxation as a RIC

If we maintain our status as a RIC and satisfy the Annual Distribution Requirement, then we will not be subject to U.S. federal income tax on the portion of our investment company taxable income and net capital gain (generally, net long-term capital gain in excess of net short-term capital loss) that we timely distribute (or are deemed to timely distribute) to our stockholders. We will be subject to U.S. federal income tax at the regular corporate rates on any income or capital gain not distributed (or deemed distributed) to our stockholders.

We generally will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless we distribute in a timely manner an amount at least equal to the sum of (1) 98% of our net ordinary income (taking into account certain deferrals and elections) for each calendar year, (2) 98.2% of our capital gains in excess of capital losses for the one-year period ending October 31 in that calendar year and (3) any net ordinary income and capital gains in excess of capital losses recognized, but not distributed, in preceding years (the “Excise Tax Avoidance Requirement”). We will not be subject to the U.S. federal excise tax on amounts on which we are required to pay U.S. federal income tax (such as retained net capital gains). Depending upon the level of taxable income earned in a year, we may choose to carry forward taxable income for distribution in the following year and pay the applicable U.S. federal excise tax.

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In order to maintain our status as a RIC for U.S. federal income tax purposes, we must, among other things:

•	qualify and have in effect an election to be treated as a BDC under the Investment Company Act at all times during each taxable year;

•	derive in each taxable year at least 90% of our gross income from dividends, interest, payments with respect to loans of certain securities, gains from the sale of stock or other securities, net income derived from an interest in a “qualified publicly traded partnership” (as defined in the Code), or other income derived with respect to our business of investing in such stock or securities (the “90% Income Test”); and

•	diversify our holdings so that at the end of each quarter of the taxable year:

•	at least 50% of the value of our assets consists of cash, cash equivalents, U.S. government securities, securities of other RICs and other securities if such other securities of any one issuer do not represent more than 5% of the value of our assets or more than 10% of the outstanding voting securities of the issuer; and

•	no more than 25% of the value of our assets is invested in (a) the securities, other than U.S. government securities or securities of other RICs, of one issuer or of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or (b) the securities of one or more “qualified publicly traded partnerships” (the “Diversification Tests”).

For U.S. federal income tax purposes, we will include in our taxable income certain amounts that we have not yet received in cash. For example, if we hold debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, that have increasing interest rates or are issued with warrants), we must include in our taxable income in each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether we receive cash representing such income in the same taxable year. We may also have to include in our taxable income other amounts that we have not yet received in cash, such as accruals on a contingent payment debt instrument or deferred loan origination fees that are paid after origination of the loan or are paid in non-cash compensation such as warrants or stock. Because such original issue discount or other amounts accrued will be included in our investment company taxable income for the year of accrual, we may be required to make distributions to our stockholders in order to satisfy the Annual Distribution Requirement and/or the Excise Tax Avoidance Requirement, even though we will have not received any corresponding cash payments. Accordingly, to enable us to make distributions to our stockholders that will be sufficient to enable us to satisfy the Annual Distribution Requirement, we may need to sell some of our assets at times and/or at prices that we would not consider advantageous, we may need to raise additional equity or debt capital or we may need to forego new investment opportunities or otherwise take actions that are disadvantageous to our business (or be unable to take actions that are advantageous to our business). If we are unable to obtain cash from other sources to enable us to satisfy the Annual Distribution Requirement, we may fail to qualify for the U.S. federal income tax benefits allowable to RICs and, thus, become subject to a corporate-level U.S. federal income tax (and any applicable state and local taxes).

Because we expect to use debt financing, we may be prevented by financial covenants contained in our debt financing agreements from making distributions to our stockholders in certain circumstances. In addition, under the Investment Company Act, we are generally not permitted to make distributions to our stockholders while our debt obligations and other senior securities are outstanding unless certain “asset coverage” tests are met. See “Regulation—Senior Securities.” Limits on our distributions to our stockholders may prevent us from satisfying the Annual Distribution Requirement and, therefore, may jeopardize our status for taxation as a RIC, or subject us to the 4% U.S. federal excise tax.

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Although we do not presently expect to do so, we may borrow funds and sell assets in order to make distributions to our stockholders that are sufficient for us to satisfy the Annual Distribution Requirement. However, our ability to dispose of assets may be limited by (1) the illiquid nature of our portfolio and/or (2) other requirements relating to our status as a RIC, including the Diversification Tests. If we dispose of assets in order to meet the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, we may make such dispositions at times that, from an investment standpoint, are not advantageous. Alternatively, although we currently do not intend to do so, to satisfy the Annual Distribution Requirement, we may declare a taxable dividend payable in our stock or cash at the election of each stockholder. In such case, for U.S. federal income tax purposes, the amount of the dividend paid in our common stock generally will be equal to the amount of cash that could have been received instead of our stock. See “Taxation of Stockholders” below for a discussion of the tax consequences to stockholders upon receipt of such dividends.

A RIC is limited in its ability to deduct expenses in excess of its investment company taxable income. If our expenses in a given year exceed our investment company taxable income, we would experience a net operating loss for that year. However, a RIC is not permitted to carry forward net operating losses to subsequent years and such net operating losses do not pass through to its stockholders. In addition, expenses can be used only to offset investment company taxable income, not net capital gain. A RIC may not use any net capital losses (that is, realized capital losses in excess of realized capital gains) to offset the RIC’s investment company taxable income, but may carry forward such losses, and use them to offset future capital gains, indefinitely. As a result of these limits on the deductibility of expenses and net capital losses, we may for tax purposes have aggregate taxable income for several years that we are required to distribute and that is taxable to our stockholders even if such income is greater than the aggregate net income we actually earned during those years. In addition, if future capital gains are offset by carried forward capital losses, such future capital gains are not subject to any corporate-level U.S. federal income tax, regardless of whether they are distributed to our stockholders. Accordingly, we do not expect to distribute any such offsetting capital gains.

Distributions we make to our stockholders may be made from our cash assets or by liquidation of our investments, if necessary. We may recognize gains or losses from such liquidations. In the event we recognize net capital gains from such transactions, you may receive a larger capital gain distribution than you would have received in the absence of such transactions.

Failure to Qualify as a RIC

If we failed to satisfy the 90% Income Test for any taxable year or the Diversification Tests for any quarter of a taxable year, we might nevertheless continue to qualify as a RIC for such year if certain relief provisions of the Code applied (which might, among other things, require us to pay certain corporate-level U.S. federal taxes or to dispose of certain assets). If we failed to qualify for treatment as a RIC and such relief provisions did not apply to us, we would be subject to U.S. federal income tax on all of our taxable income at regular corporate U.S. federal income tax rates (and we also would be subject to any applicable state and local taxes), regardless of whether we make any distributions to our stockholders. We would not be able to deduct distributions to our stockholders, nor would distributions to our stockholders be required to be made for U.S. federal income tax purposes. Any distributions we make generally would be taxable to our U.S. stockholders as ordinary dividend income and, subject to certain limitations under the Code, would be eligible for the 20% maximum rate applicable to individuals and other non-corporate U.S. stockholders, to the extent of our current or accumulated earnings and profits. Subject to certain limitations under the Code, U.S. stockholders that are corporations for U.S. federal income tax purposes would be eligible for the dividends-received deduction. Distributions in excess of our current and accumulated earnings and profits would be treated first as a return of capital to the extent of the stockholder’s adjusted tax basis, and any remaining distributions would be treated as a capital gain.

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Subject to a limited exception applicable to RICs that qualified as such under Subchapter M of the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the non-qualifying year, we could be subject to U.S. federal income tax on any unrealized net built-in gains in the assets held by us during the period in which we failed to qualify as a RIC that are recognized during the 10-year period after our requalification as a RIC, unless we made a special election to pay corporate-level U.S. federal income tax on such net built-in gains at the time of our requalification as a RIC. We may decide to be taxed as a regular corporation even if we would otherwise qualify as a RIC if we determine that treatment as a corporation for a particular year would be in our best interests.

Our Investments—General

Certain of our investment practices may be subject to special and complex U.S. federal income tax provisions that may, among other things, (1) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (2) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (3) convert lower-taxed long-term capital gain into higher-taxed short-term capital gain or ordinary income, (4) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (5) cause us to recognize income or gain without receipt of a corresponding cash payment, (6) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (7) adversely alter the characterization of certain complex financial transactions and (8) produce income that will not be qualifying income for purposes of the 90% Income Test. We intend to monitor our transactions and may make certain tax elections to mitigate the potential adverse effect of these provisions, but there can be no assurance that we will be eligible for any such tax elections or that any adverse effects of these provisions will be mitigated.

Gain or loss recognized by us from warrants or other securities acquired by us, as well as any loss attributable to the lapse of such warrants, generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term depending on how long we held a particular warrant or security.

A portfolio company in which we invest may face financial difficulties that require us to work-out, modify or otherwise restructure our investment in the portfolio company. Any such transaction could, depending upon the specific terms of the transaction, result in unusable capital losses and future non-cash income. Any such transaction could also result in our receiving assets that give rise to non-qualifying income for purposes of the 90% Income Test or otherwise would not count toward satisfying the Diversification Requirements.

Our investment in non-U.S. securities may be subject to non-U.S. income, withholding and other taxes. In that case, our yield on those securities would be decreased. Stockholders generally will not be entitled to claim a U.S. foreign tax credit or deduction with respect to non-U.S. taxes paid by us.

If we purchase shares in a “passive foreign investment company” (a “PFIC”), we may be subject to U.S. federal income tax on a portion of any “excess distribution” received on, or any gain from the disposition of, such shares even if we distribute such income as a taxable dividend to our stockholders. Additional charges in the nature of interest generally will be imposed on us in respect of deferred taxes arising from any such excess distribution or gain. If we invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code (a “QEF”), in lieu of the foregoing requirements, we will be required to include in income each year our proportionate share of the ordinary earnings and net capital gain of the QEF, even if such income is not distributed by the QEF. Alternatively, we may be able to elect to mark-to-market at the end of each taxable year our shares in a PFIC; in this case, we will recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent that any such decrease does not exceed prior increases included in our income. Our ability to make either election will depend on factors beyond our control, and is subject to restrictions which may limit the availability of the benefit of these elections. Under either election, we may be required to recognize in a year income in excess of any distributions we receive from PFICs and any proceeds from dispositions of PFIC stock during that year, and such income will nevertheless be subject to the Annual Distribution Requirement and will be taken into account for purposes of determining whether we satisfy the Excise Tax Avoidance Requirement. See “—Taxation as a RIC” above.

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Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time we accrue income, expenses or other liabilities denominated in a foreign currency and the time we actually collect such income or pay such expenses or liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt obligations denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Some of the income that we might otherwise earn, such as fees for providing managerial assistance, certain fees earned with respect to our investments, income recognized in a work-out or restructuring of a portfolio investment or income recognized from an equity investment in an operating partnership, may not satisfy the 90% Income Test. To manage the risk that such income might disqualify us as a RIC for failure to satisfy the 90% Income Test, one or more subsidiary entities treated as U.S. corporations for U.S. federal income tax purposes may be employed to earn such income and (if applicable) hold the related asset. Such subsidiary entities will be required to pay U.S. federal income tax on their earnings, which ultimately will reduce the yield to our stockholders on such fees and income.

The remainder of this discussion assumes that we qualify as a RIC for each taxable year.

Taxation of U.S. Stockholders

The following discussion only applies to U.S. stockholders. Prospective stockholders that are not U.S. stockholders should refer to “—Taxation of Non-U.S. Stockholders” below.

Distributions

Distributions by us (including distributions where stockholders can elect to receive cash or stock) generally are taxable to U.S. stockholders as ordinary income or capital gains. Distributions of our investment company taxable income will be taxable as ordinary income to U.S. stockholders to the extent of our current or accumulated earnings and profits, whether paid in cash or stock. To the extent that such distributions paid by us to non-corporate U.S. stockholders (including individuals) are attributable to dividends from U.S. corporations and certain qualified foreign corporations, such distributions (“Qualifying Dividends”) may be eligible for a reduced maximum U.S. federal income tax rate of 20%. In this regard, it is anticipated that our distributions generally will not be attributable to dividends received by us and, therefore, generally will not qualify for the 20% maximum rate applicable to Qualifying Dividends. Distributions of our net capital gain (which is generally our realized net long-term capital gains in excess of realized net short-term capital losses) properly designated by us as “capital gain dividends” will be taxable to U.S. stockholders as long-term capital gains (currently taxable at a maximum U.S. federal income tax rate of 20% in the case of non-corporate U.S. stockholders (including individuals)), regardless of the U.S. stockholder’s holding period for his, her or its common stock and regardless of whether paid in cash or stock. Distributions in excess of our earnings and profits first will reduce a U.S. stockholder’s adjusted tax basis in such stockholder’s common stock and, after the adjusted tax basis is reduced to zero, will constitute capital gains to such U.S. stockholder.

We may decide to retain some or all of our net capital gain for reinvestment, but designate the retained net capital gain as a “deemed distribution.” In that case, among other consequences, (i) we will pay tax on the retained amount, (ii) each U.S. stockholder will be required to include his, her or its share of the deemed distribution in income as if it had been actually distributed to the U.S. stockholder and (iii) the U.S. stockholder will be entitled to claim a credit equal to his, her or its allocable share of the tax paid thereon by us. Because we expect to pay tax on any retained net capital gains at the regular corporate U.S. federal income tax rate, and because that rate is in excess of the maximum U.S. federal income tax rate currently payable by individuals (and other non-corporate U.S. stockholders) on long-term capital gains, the amount of tax that individuals (and other non-corporate U.S. stockholders) will be treated as having paid will exceed the tax they owe on the capital gain distribution. Such excess generally may be claimed as a credit against the U.S. stockholder’s other federal income tax obligations or may be refunded to the extent it exceeds the U.S. stockholder’s U.S. federal income tax liability. The amount of the deemed distribution net of such tax will be added to the U.S. stockholder’s tax basis for his, her or its common stock. In order to utilize the deemed distribution approach, we must provide written notice to our stockholders prior to the expiration of 60 days after the close of the relevant taxable year. We cannot treat any of our investment company taxable income as a “deemed distribution.”

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For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gain dividends paid for that year, under certain circumstances, we may elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If we make such an election, U.S. stockholders will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by us in October, November or December of any calendar year, payable to stockholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by our U.S. stockholders on December 31 of the year in which the dividend was declared.

Although we currently do not intend to do so, we have the ability to declare a large portion of a dividend in shares of our stock. As long as a portion of such dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, our U.S. stockholders generally will be taxed on 100% of the fair market value of the dividend on the date the dividend is received in the same manner as a cash dividend, even though most of the dividend was paid in shares of our stock. This may result in our U.S. stockholders having to pay tax on such dividends, even if no cash is received.

We expect to be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) as a result of either (i) shares of our common stock being held by at least 500 persons at all times during a taxable year or (ii) shares of our common stock being treated as regularly traded on an established securities market. However, we cannot assure you that we will be treated as a publicly offered regulated investment company for all years. If we are not treated as a publicly offered regulated investment company for any calendar year, for purposes of computing the taxable income of U.S. stockholders that are individuals, trusts or estates, (i) our earnings will be computed without taking into account such U.S. stockholders’ allocable shares of any management and incentive fees paid to an investment adviser (if any) engaged by us and certain of our other expenses, (ii) each such U.S. stockholder will be treated as having received or accrued a dividend from us in the amount of such U.S. stockholder’s allocable share of these fees and expenses for the calendar year, (iii) each such U.S. stockholder will be treated as having paid or incurred such U.S. stockholder’s allocable share of these fees and expenses for the calendar year and (iv) each such U.S. stockholder’s allocable share of these fees and expenses will be treated as miscellaneous itemized deductions by such U.S. stockholder. Miscellaneous itemized deductions generally are deductible by a U.S. stockholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. stockholder’s miscellaneous itemized deductions exceeds 2% of such U.S. stockholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under Section 67 of the Code.

If an investor purchases shares of our common stock shortly before the record date of a distribution, the price of the shares will include the value of the distribution, and the investor will be subject to tax on the distribution, even though economically it may represent a return of his, her or its investment. We have the potential to build up large amounts of unrealized gain which, when realized and distributed, could have the effect of a taxable return of capital to U.S. stockholders.

Our U.S. stockholders will receive, as promptly as possible after the end of each calendar year, a notice reporting the amounts includible in such U.S. stockholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions from us generally will be reported to the IRS (including the amount of any dividends that are Qualifying Dividends eligible for the 20% maximum rate). Dividends paid by us generally will not be eligible for the dividends-received deduction or the preferential tax rate applicable to Qualifying Dividends because our income generally will not consist of dividends. Distributions may also be subject to additional state, local and non-U.S. taxes depending on a U.S. stockholder’s particular situation.

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Concurrent with this offering, we will adopt a dividend reinvestment plan under which stockholders who do not “opt out” will receive distributions in the form of additional shares instead of in cash. If a U.S. stockholder reinvests distributions in additional shares, such U.S. stockholder will generally be subject to the same U.S. federal, state and local tax consequences as if it had received a distribution in cash and, for this purpose, a U.S. stockholder receiving a distribution in the form of additional shares will generally be treated as receiving a distribution equal to the fair market value of the shares received through the plan. Any such additional shares will have a tax basis equal to the amount treated as a distribution for U.S. federal income tax purposes. The additional shares will have a new holding period commencing on the day following the day on which the shares are credited to the U.S. stockholder’s account.

Alternative Minimum Tax

As a RIC, we will be subject to alternative minimum tax, also referred to as “AMT,” but any items that are treated differently for AMT purposes must be apportioned between us and our U.S. stockholders, and this may affect the U.S. stockholders’ AMT liabilities. Although Treasury regulations explaining the precise method of apportionment have not yet been issued, such items will generally be apportioned in the same proportion that dividends paid to each U.S. stockholder bear to our taxable income (determined without regard to the dividends paid deduction), unless a different method for a particular item is warranted under the circumstances.

Dispositions

A U.S. stockholder generally will recognize taxable gain or loss if the U.S. stockholder sells or otherwise disposes of his, her or its shares of our common stock. The amount of gain or loss will be measured by the difference between such stockholder’s adjusted tax basis in the common stock sold and the amount of the proceeds received in exchange. Any gain or loss arising from such sale or disposition generally will be treated as long-term capital gain or loss if the U.S. stockholder has held his, her or its shares for more than one year; otherwise, any such gain or loss will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of shares of our common stock held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such shares. In addition, all or a portion of any loss recognized upon a disposition of shares of our common stock may be disallowed if other shares of our common stock are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition.

In general, non-corporate U.S. stockholders (including individuals) currently are subject to a maximum U.S. federal income tax rate of 20% on their net capital gain (i.e., the excess of realized net long-term capital gains over realized net short-term capital losses), including any long-term capital gain derived from an investment in shares of our common stock. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. stockholders currently are subject to U.S. federal income tax on net capital gain at the maximum 35% rate also applied to ordinary income. Non-corporate U.S. stockholders (including individuals) with net capital losses for a year (i.e., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. stockholder (including an individual) in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. stockholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

Medicare Tax on Net Investment Income

A U.S. stockholder that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, will generally be subject to a 3.8% tax on the lesser of (i) the U.S. stockholder’s “net investment income” for a taxable year and (ii) the excess of the U.S. stockholder’s modified adjusted gross income for such taxable year over $200,000 ($250,000 in the case of joint filers). For these purposes, “net investment income” will generally include taxable distributions and deemed distributions paid with respect to stock, including our common stock, and net gain attributable to the disposition of stock, including our common stock (in each case, unless such stock is held in connection with certain trades or businesses), but will be reduced by any deductions properly allocable to such distributions or net gain.

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Tax Shelter Reporting Regulations

Under applicable Treasury regulations, if a U.S. stockholder recognizes a loss with respect to our common stock of $2 million or more for a non-corporate U.S. stockholder or $10 million or more for a corporate U.S. stockholder in any single taxable year (or a greater loss over a combination of years), the U.S. stockholder must file with the IRS a disclosure statement on Form 8886. Direct U.S. stockholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, U.S. stockholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to U.S. stockholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Significant monetary penalties apply to a failure to comply with this reporting requirement. States may also have a similar reporting requirement. U.S. stockholders should consult their own tax advisers to determine the applicability of these Treasury regulations in light of their individual circumstances.

Backup Withholding

The relevant withholding agent may be required to withhold U.S. federal income tax (“backup withholding”), at a current rate of 28%, from any taxable distribution to a U.S. stockholder (other than a corporation, a financial institution or a stockholder that otherwise qualifies for an exemption) (1) that fails to provide a correct taxpayer identification number or a certificate that such stockholder is exempt from backup withholding or (2) with respect to whom the IRS notifies the withholding agent that such stockholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Backup withholding is not an additional tax, and any amount withheld under the backup withholding rules is allowed as a credit against the U.S. stockholder’s U.S. federal income tax liability, provided that proper information is timely provided to the IRS.

Withholding and Information Reporting on Foreign Financial Accounts

Under the Code and recently issued Treasury regulations, the applicable withholding agent generally will be required to withhold 30% of any dividends on our common stock and, after December 31, 2016, 30% of the gross proceeds from a sale of our common stock paid to (i) a non-U.S. financial institution (whether such financial institution is the beneficial owner or an intermediary) unless such non-U.S. financial institution agrees to verify, report and disclose its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial non-U.S. entity (whether such entity is the beneficial owner or an intermediary) unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. We will not pay any additional amounts in respect of any amounts withheld.

Taxation of Non-U.S. Stockholders

The following discussion applies only to Non-U.S. stockholders. Whether an investment in shares of our common stock is appropriate for a Non-U.S. stockholder will depend upon that stockholder’s particular circumstances. An investment in shares of our common stock by a Non-U.S. stockholder may have adverse tax consequences to such Non-U.S. stockholder. Non-U.S. stockholders should consult their own tax advisers before investing in our common stock.

Distributions; Dispositions

Subject to the discussion below, distributions of our investment company taxable income to a Non-U.S. stockholder that are not effectively connected with the Non-U.S. stockholder’s conduct of a trade or business within the United States will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of our current or accumulated earnings and profits.

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In addition, even if this provision is reinstated, no assurance can be given as to whether any of our distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be designated as such by us. In the case of our common stock held through an intermediary, the intermediary may have withheld U.S. federal income tax even if we designated the payment as qualified net interest income or qualified short-term capital gain.

Distributions of our investment company taxable income to a Non-U.S. stockholder that are effectively connected with the Non-U.S. stockholder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, are attributable to a U.S. permanent establishment of the Non-U.S. stockholder) generally will not be subject to withholding of U.S. federal income tax if the Non-U.S. stockholder complies with applicable certification and disclosure requirements, although the distributions (to the extent of our current or accumulated earnings and profits) will be subject to U.S. federal income tax on a net basis at the rates and in the manner applicable to U.S. stockholders generally.

Actual or deemed distributions of our net capital gains to a Non-U.S. stockholder, and gains realized by a Non-U.S. stockholder upon the sale of our common stock, will not be subject to U.S. federal income tax or any withholding of such tax, unless (a) the distributions or gains, as the case may be, are effectively connected with the Non-U.S. stockholder’s conduct of a trade or business within the United States (and, if required by an applicable income tax treaty, are attributable to a U.S. permanent establishment of the Non-U.S. stockholder), in which case the distributions or gains will be subject to U.S. federal income tax on a net basis at the rates and in the manner applicable to U.S. stockholders generally, or (b) the Non-U.S. stockholder is an individual who has been present in the United States for 183 days or more during the taxable year and satisfies certain other conditions, in which case, except as otherwise provided by an applicable income tax treaty, the distributions or gains, which may be offset by certain U.S.-source capital losses, generally will be subject to a flat 30% U.S. federal income tax, even though the Non-U.S. stockholder is not considered a resident alien under the Code.

If we distribute our net capital gains in the form of deemed rather than actual distributions, a Non-U.S. stockholder will be entitled to a U.S. federal income tax credit or tax refund equal to the stockholder’s allocable share of the tax we pay on the capital gains deemed to have been distributed. In order to obtain the refund, the Non-U.S. stockholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return, even if the Non-U.S. stockholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return.

For a corporate Non-U.S. stockholder, both distributions (actual or deemed) and gains realized upon the sale of our common stock that are effectively connected with the Non-U.S. stockholder’s conduct of a trade or business within the United States may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable income tax treaty).

Although we currently do not intend to do so, we have the ability to declare a large portion of a dividend in shares of our stock. As long as a portion of such dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, our non-U.S. stockholders will be taxed on 100% of the fair market value of the dividend on the date the dividend is received in the same manner as a cash dividend (including the application of the withholding tax rules discussed above), even though most of the dividend was paid in shares of our stock. In such a circumstance, all or substantially all of the cash that would otherwise be distributed to a Non-U.S. stockholder may be withheld or shares of our stock may be withheld and sold to fund the applicable withholding.

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Concurrent with this offering, we will adopt a dividend reinvestment plan under which stockholders who do not “opt out” will receive distributions in the form of additional shares instead of in cash. If a Non-U.S. stockholder reinvests distributions in additional shares, such Non-U.S. stockholder will generally be subject to the same U.S. federal, state and local tax consequences as if it had received a distribution in cash and, for this purpose, a Non-U.S. stockholder receiving a distribution in the form of additional shares will generally be treated as receiving a distribution equal to the fair market value of the shares received through the plan. If the distribution is a distribution of our investment company taxable income and is not effectively connected with a U.S. trade or business of the Non-U.S. stockholder (or, if required by an applicable income tax treaty, is not attributable to a U.S. permanent establishment of the Non-U.S. stockholder), the amount distributed (to the extent of our current or accumulated earnings and profits) will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) and only the net after-tax amount will be reinvested in our common stock. If the distribution is effectively connected with a U.S. trade or business of the Non-U.S. stockholder (and, if required by an applicable income tax treaty, is attributable to a U.S. permanent establishment of the Non-U.S. stockholder), the full amount of the distribution generally will be reinvested in our common stock and will nevertheless be subject to U.S. federal income tax at the ordinary income rates applicable to U.S. persons. The Non-U.S. stockholder will have an adjusted tax basis in the additional shares of our common stock purchased through the dividend reinvestment plan equal to the total dollar amount treated as a distribution for U.S. federal income tax purposes. The additional shares will have a new holding period commencing on the day following the day on which the shares are credited to the Non-U.S. stockholder’s account.

Backup Withholding

A Non-U.S. stockholder who is a non-resident alien individual, and who is otherwise subject to withholding of U.S. federal income tax, will be subject to information reporting and may be subject to backup withholding of U.S. federal income tax on taxable distributions unless the Non-U.S. stockholder provides the applicable withholding agent with an IRS Form W-8BEN or W-8BEN-E or an acceptable substitute form or otherwise establishes an exemption from backup withholding.

Withholding and Information Reporting on Foreign Financial Accounts

Under the Code and recently issued Treasury regulations, the applicable withholding agent generally will be required to withhold 30% of the dividends on our common stock and, after December 31, 2016, 30% of the gross proceeds from a sale of our common stock paid to (i) a non-U.S. financial institution (whether such financial institution is the beneficial owner or an intermediary) unless such non-U.S. financial institution agrees to verify, report and disclose its U.S. accountholders and meets certain other specified requirements or (ii) a non-financial non-U.S. entity (whether such entity is the beneficial owner or an intermediary) unless such entity certifies that it does not have any substantial U.S. owners or provides the name, address and taxpayer identification number of each substantial U.S. owner and such entity meets certain other specified requirements. If payment of this withholding tax is made, Non-U.S. stockholders that are otherwise eligible for an exemption from, or a reduction in, withholding of U.S. federal income taxes with respect to such dividends or proceeds will be required to seek a credit or refund from the IRS to obtain the benefit of such exemption or reduction. We will not pay any additional amounts in respect of any amounts withheld.

Non-U.S. stockholders should consult their own tax advisers with respect to the U.S. federal income and withholding tax consequences, and state, local and non-U.S. tax consequences, of an investment in shares of our common stock.

CUSTODIAN

Our securities will be held under a safekeeping agreement with [TO BE NAMED]. The address of the custodian is: [ADDRESS].

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Since we will generally acquire and dispose of investments in privately negotiated transactions, we will infrequently use brokers in the normal course of our business. Subject to policies established by our board of directors, we will be primarily responsible for the execution of the publicly traded securities portion of our portfolio transactions and the allocation of brokerage commissions. We do not expect to execute transactions through any particular broker or dealer, but will seek to obtain the best net results for us, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While we generally will seek reasonably competitive trade execution costs, we will not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, we may select a broker based partly upon brokerage or research services provided to us. Such brokerage or research services may include research reports on companies, industries and securities; economic and financial data; financial publications; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services. In return for such services, we may pay a higher commission than other brokers would charge if we determines in good faith that such commission is reasonable in relation to the services provided.

Our management, subject to review by the board of directors from time to time, may purchase and sell portfolio securities to and from brokers who provide us with access to supplemental investment and market research and security and economic analyses. Such brokers may execute brokerage transactions at a higher cost to us than may result when allocating brokerage to other brokers on the basis of seeking the most favorable price and efficient execution.

Our portfolio transactions are generally effected at a net price without a broker’s commission (i.e., a dealer is dealing with us as principal and receives compensation equal to the spread between the dealer’s cost for a given security and the resale price of such security). In certain foreign countries, debt securities are traded on exchanges at fixed commission rates.

Our board of directors, including a majority of our Independent Directors, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to a broker-dealer are consistent with the foregoing standard. The amount of brokerage commissions paid by us may vary substantially from year to year because of differences in portfolio turnover rates and other factors. See “POTENTIAL CONFLICTS OF INTEREST—Brokerage Transactions” at page [___].

Determination of the Initial Public Offering Price

Before this offering, there has been no public market for our common stock. In addition to prevailing market conditions, the factors to be considered in determining the initial public offering price are:

•	the information included in this prospectus and otherwise available to the representatives,

•	our financial information,

•	the history of, and the prospects for, our company and the industry in which we compete,

•	an assessment of our management, its past and present operations, and the prospects for, and timing of, our future revenues,

•	the present state of our development,

•	the general condition of the securities markets at the time of the offering,

•	the above factors in relation to market values and various valuation measures of other companies engaged in activities similar to ours, and

•	other factors deemed relevant by us and the representatives.

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An active trading market for the shares will not likely develop. It is also possible that after the offering the shares will not trade at or above the initial public offering price.

Electronic Offer, Sale and Distribution of Shares

Our prospectus will be available in electronic (PDF) format on our web site maintained by our employees, who may distribute such prospectuses electronically.

Other Relationships

Some of our officers, directors and their affiliates have engaged in, and may in the future engage in, investment banking and other commercial dealings in the ordinary course of business with us, our affiliates or our portfolio companies. They have received, or may in the future receive, customary fees and commissions for these transactions. In addition, in the ordinary course of their business activities, such officers, directors and their affiliates may make or hold a broad array of investments and actively trade debt and equity securities (or related derivative securities) and financial instruments (including bank loans) for their own account and for the accounts of their customers. Such investments and securities activities may involve securities and/or instruments of ours or our affiliates. Such officers, directors and their affiliates may also make investment recommendations and/or publish or express independent research views in respect of such securities or financial instruments and may hold, or recommend to clients that they acquire, long and/or short positions in such securities and instruments.

LEGAL MATTERS

Gibbons P.C. serves as counsel to SumuFund and to the Independent Directors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[TO BE NAMED], an independent registered public accounting firm located at [ADDRESS].

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement on Form N-2, together with all amendments and related exhibits, under the Securities Act, with respect to our shares of common stock offered by this prospectus. The registration statement contains additional information about us and our shares of common stock being offered by this prospectus.

Upon completion of this offering, we will file with or submit to the SEC annual, quarterly and current reports, proxy statements and other information meeting the informational requirements of the Exchange Act. You may inspect and copy these reports, proxy statements and other information, as well as the registration statement and related exhibits and schedules, at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090 or (800) SEC-0330. We maintain a website at www.sumufund.com and intend to make all of our annual, quarterly and current reports, proxy statements and other publicly filed information available, free of charge, on or through our website. You may also obtain such information by contacting us, in writing at: 1275 Kinnear Road, Columbus, Ohio 43212 or by telephone (collect) at (614) 641-0404. The SEC maintains an Internet site that contains reports, proxy and information statements and other information filed electronically by us with the SEC which are available on the SEC’s Internet site at http://www.sec.gov. Copies of these reports, proxy and information statements and other information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

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1,000,000 SHARES OF COMMON STOCK

SUMUFUND, INC.

PROSPECTUS

MAY [___], 2015

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PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements

SumuFund, Inc. (the “Registrant”) is a business development company with less than one fiscal year of operations, and need not provide its financial statements (see Form N-2 Instructions, Item 8.6.c.).

(2) Exhibits

(a)	Certificate of Incorporation of the Registrant*
(b)	Bylaws of the Registrant*
(c)	Not Applicable.
(d)	Not Applicable
(e)	Dividend Reinvestment Plan of SumuFund, Inc.*
(f)	Not Applicable
(g)	Not Applicable
(h)	Not Applicable.
(i)	Not Applicable.
(j)	Form of Custody Agreement**
(k)	[IP Licensing Agreement with Startup Factory, Inc.]**
(l)	Opinion and Consent of Gibbons P.C. **
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm**
(o)	Not Applicable.
(p)	Not Applicable.
(q)	Not Applicable.
(r)	Code of Ethics of the Registrant*

* Filed as part of this Registration Statement.

** To be filed with pre-effective amendment, if applicable.

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” in this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee   $ 5,810.00

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Printing expenses*

Accounting fees and expenses*

Legal fees and expenses*

Custodian Fee*

Miscellaneous*

Total:

* To be completed by amendment

Item 28. Persons Controlled by or Under Common Control with Registrant

[Startup Factor, Inc. is under common control with SumuFund, Inc.

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Registrant’s common stock at April 30, 2015.

Title of Class	Number of Record Holders
Common shares, par value $0.001 per share	_______________
Preferred shares, par value $0.001 per share	_______________

Item 30. Indemnification

As permitted by Section 102 of the Delaware General Corporation Law (“DGCL”), the Registrant has adopted provisions in its certificate of incorporation, as amended, that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the Registrant, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to the Registrant or its stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to the Registrant or its stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

The Registrant’s certificate of incorporation and bylaws each provide that all directors, officers, employees and agents of the Registrant will be entitled to be indemnified by us to the fullest extent permitted by the DGCL, subject to the requirements of the Investment Company Act. Under Section 145 of the DGCL, the Registrant is permitted to offer indemnification to its directors, officers, employees and agents.

Section 145(a) of the DGCL empowers the Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant) by reason of the fact that the person is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if (1) such person acted in good faith, (2) in a manner such person reasonably believed to be in or not opposed to the best interests of the Registrant and (3) with respect to any criminal action or proceeding, such person had no reasonable cause to believe the person’s conduct was unlawful.

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Section 145(b) of the DGCL empowers the Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner the person reasonably believed to be in, or not opposed to, the best interests of the Registrant, and except that no indemnification may be made in respect of any claim, issue or matter as to which such person has been adjudged to be liable to the Registrant unless and only to the extent that the Delaware Court of Chancery or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court deems proper.

Section 145(c) of the DGCL provides that to the extent that a present or former director or officer of the Registrant has been successful, on the merits or otherwise, in defense of any action, suit or proceeding referred to in subsections (a) and (b) of Section 145, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding.

Section 145(d) of the DGCL provides that in all cases in which indemnification is permitted under subsections (a) and (b) of Section 145 (unless ordered by a court), it will be made by the Registrant only if it is consistent with the Investment Company Act and as authorized in the specific case upon a determination that indemnification of the present or former director, officer, employee or agent is proper in the circumstances because the person to be indemnified has met the applicable standard of conduct set forth in those subsections. Such determination must be made, with respect to a person who is a director or officer at the time of such determination, (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) by a committee of such directors designated by majority vote of such directors, even though less than a quorum, or (3) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion or (4) by the stockholders.

Section 145(e) authorizes the Registrant to pay expenses (including attorneys’ fees) incurred by an officer or director of the Registrant in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of the person to whom the advancement will be made to repay the advanced amounts if it is ultimately determined that he or she was not entitled to be indemnified by the Registrant as authorized by Section 145. Section 145(e) also provides that such expenses (including attorneys’ fees) incurred by former directors and officers or other employees and agents of the Registrant, or persons serving at the request of the Registrant as directors, officers, employees or agents of another corporation, partnership, joint venture, trust or other enterprise may be so paid upon such terms and conditions, if any, as the Registrant deems appropriate.

Section 145(f) provides that indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of such Section are not to be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise.

Section 145(g) authorizes the Registrant to purchase and maintain insurance on behalf of its current and former directors, officers, employees and agents (and on behalf of any person who is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise) against any liability asserted against such person and incurred by such person in any such capacity, or arising out of such person’s status as such, regardless of whether the Registrant would have the power to indemnify such persons against such liability under Section 145.

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Section 102(b)(7) of the DGCL allows the Registrant to provide in its certificate of incorporation a provision that limits or eliminates the personal liability of a director of the Registrant to the Registrant or its stockholders for monetary damages for breach of fiduciary duty as a director, provided that such provision may not limit or eliminate the liability of a director (1) for any breach of the director’s duty of loyalty to the Registrant or its stockholders, (2) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (3) under Section 174 of the DGCL, relating to unlawful payment of dividends or unlawful stock purchases or redemption of stock or (4) for any transaction from which the director derived an improper personal benefit. Our certificate of incorporation will provide that our directors will not be liable to us or our stockholders for monetary damages for breach of fiduciary duty as a director to the fullest extent permitted by the current DGCL or as the DGCL may hereafter be amended.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Our Investment Adviser

Not applicable.

Item 32. Locations of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules thereunder are maintained at the offices of:

the Registrant, SumuFund, Inc., and

the Custodian, [NAME & ADDRESS],

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	The Registrant undertakes to suspend the offering of shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the Prospectus.

2.	Not applicable.

3.	Not applicable.

4.

The Registrant undertakes

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

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(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) or Rule 497(h) under the Securities Act of 1933 if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

5.	The Registrant undertakes that:

(a) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Columbus, Ohio on the 4th day of May, 2015.

SUMUFUND, INC.

By:	/s/ William Zell

Chief Executive Officer and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ William Zell William Zell	Chief Executive Officer and President (Principal Executive Officer)	May 4, 2015
/s/ Brian Oles [NAME]	Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)	May [___], 2015
Flavio Lobato	Director	May [___], 2015
[NAME].	Director	May [___], 2015

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